UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22696

Victory Portfolios II
(Exact name of registrant as specified in charter)

4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio		44144
(Address of principal executive offices)		(Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		800-539-3863

Date of fiscal year end:	June 30

Date of reporting period:	March 31, 2018

Item 1. Schedule of Investments.

Victory Portfolios II	Schedule of Portfolio Investments
Victory CEMP US 500 Enhanced Volatility Wtd Index Fund	March 31, 2018
(Unaudited)

Security Description	Shares	Value
Common Stocks (99.3%)

Consumer Discretionary (14.0%):
Advance Auto Parts, Inc.	983	$116,535
Amazon.com, Inc.(a)	146	211,312
Aramark	8,236	325,816
AutoNation, Inc.(a)(b)	3,497	163,590
AutoZone, Inc.(a)	286	185,525
Best Buy Co., Inc.	2,372	166,016
Bright Horizons Family Solutions, Inc.(a)	4,162	415,035
Burlington Stores, Inc.(a)	1,690	225,024
CarMax, Inc.(a)(b)	3,884	240,575
Carnival Corp., Class A	4,441	291,241
Carter’s, Inc.	2,590	269,619
Charter Communications, Inc., Class A(a)	611	190,155
Chipotle Mexican Grill, Inc.(a)	418	135,060
Cinemark Holdings, Inc.(b)	4,960	186,843
Comcast Corp., Class A	6,116	208,984
D.R. Horton, Inc.	6,044	264,969
Darden Restaurants, Inc.	2,697	229,919
DISH Network Corp.(a)	4,893	185,396
Dollar General Corp.	2,878	269,237
Dollar Tree, Inc.(a)	2,769	262,778
Domino’s Pizza, Inc.	877	204,832
Dunkin’ Brands Group, Inc.(b)	4,357	260,069
Floor & Decor Holdings, Inc., Class A(a)	2,932	152,816
Foot Locker, Inc.	2,295	104,514
Ford Motor Co.	25,163	278,806
Gentex Corp.	10,071	231,834
Genuine Parts Co.(b)	2,675	240,322
Grand Canyon Education, Inc.(a)	2,097	220,017
Harley-Davidson, Inc.	4,639	198,920
Hilton Grand Vacations, Inc.(a)	5,738	246,849
Hilton Worldwide Holdings, Inc.	4,021	316,694
Hyatt Hotels Corp., Class A	3,734	284,755
Kohl’s Corp.	2,710	177,532
L Brands, Inc.(b)	2,975	113,675
Las Vegas Sands Corp.	3,857	277,318
Lear Corp.	1,337	248,803
Leggett & Platt, Inc.(b)	5,882	260,926
Lennar Corp., Class A	3,984	234,817
Lions Gate Entertainment Corp.(b)	5,837	150,770
LKQ Corp.(a)	8,035	304,929
Lowe’s Co., Inc.	2,606	228,677
Macy’s, Inc.(b)	4,471	132,968
Marriott International, Inc., Class A	2,073	281,887
McDonald’s Corp.	2,338	365,616
MGM Resorts International	6,504	227,770
Mohawk Industries, Inc.(a)	1,390	322,785
Netflix, Inc.(a)	506	149,447
Newell Brands, Inc.	3,813	97,155
Nike, Inc., Class B	3,599	239,118
Nordstrom, Inc.	3,523	170,548
Norwegian Cruise Line Holdings Ltd.(a)	4,082	216,224
NVR, Inc.(a)	65	182,000
Omnicom Group, Inc.(b)	3,270	237,631
O’Reilly Automotive, Inc.(a)	613	151,644
Pool Corp.	1,493	218,306
PulteGroup, Inc.	9,344	275,555
PVH Corp.	2,041	309,068
Ross Stores, Inc.	2,834	220,995
Royal Caribbean Cruises Ltd.	1,976	232,654
Service Corp. International(b)	8,513	321,281
Servicemaster Global Holdings, Inc.(a)	4,849	246,572
Starbucks Corp.	5,109	295,760
Target Corp.	2,551	177,116
The Gap, Inc.(b)	4,988	155,626
The Home Depot, Inc.	1,676	298,729
The Interpublic Group of Co., Inc.	7,447	171,504

See notes to Schedules of Investments

Security Description	Shares	Value
The TJX Co., Inc.	3,370	$274,857
The Walt Disney Co.	2,711	272,293
Thor Industries, Inc.	1,505	173,331
Tiffany & Co.	2,669	260,655
Time Warner, Inc.	3,830	362,242
Toll Brothers, Inc.	4,883	211,190
Tractor Supply Co.	3,223	203,113
Twenty-First Century Fox, Inc., Class A	5,228	191,815
Ulta Salon, Cosmetics & Fragrance, Inc.(a)	808	165,050
Viacom, Inc., Class B	4,034	125,296
Weight Watchers International, Inc.(a)	1,584	100,932
Williams-Sonoma, Inc.(b)	3,098	163,450
Wyndham Worldwide Corp.	2,353	269,254
Wynn Resorts Ltd.	997	181,813
Yum! Brands, Inc.	4,073	346,734
		18,281,488
Consumer Staples (8.5%):
Altria Group, Inc.	4,130	257,382
Archer-Daniels-Midland Co.	7,176	311,223
Blue Buffalo Pet Products, Inc.(a)	4,438	176,677
Brown-Forman Corp., Class B	5,700	310,080
Campbell Soup Co.(b)	4,631	200,569
Church & Dwight Co., Inc.	6,519	328,297
Colgate-Palmolive Co.	5,267	377,539
Conagra Brands, Inc.	8,440	311,267
Constellation Brands, Inc., Class A	1,630	371,510
Costco Wholesale Corp.	1,482	279,253
CVS Health Corp.	3,258	202,680
Dr Pepper Snapple Group, Inc.	1,748	206,928
General Mills, Inc.	5,237	235,979
Hormel Foods Corp.(b)	8,619	295,804
Ingredion, Inc.	2,780	358,397
Kellogg Co.	3,852	250,419
Kimberly-Clark Corp.	2,937	323,452
Lamb Weston Holdings, Inc.	6,001	349,377
McCormick & Co., Inc.(b)	2,528	268,954
Molson Coors Brewing Co., Class B	3,972	299,211
Mondelez International, Inc., Class A	7,812	325,995
Monster Beverage Corp.(a)	5,735	328,099
National Beverage Corp.(b)	1,482	131,928
Philip Morris International, Inc.	3,018	299,989
Pilgrim’s Pride Corp.(a)(b)	7,561	186,076
Pinnacle Foods, Inc.	5,394	291,815
Seaboard Corp.	62	264,430
Spectrum Brands Holdings, Inc.(b)	2,040	211,548
Sysco Corp.	4,828	289,488
The Clorox Co.	2,339	311,344
The Estee Lauder Cos., Inc., Class A	1,950	291,954
The Hershey Co.	3,286	325,183
The J.M. Smucker Co.(b)	1,761	218,382
The Kraft Heinz Co.	5,387	335,556
The Kroger Co.	7,347	175,887
The Procter & Gamble Co.	5,195	411,859
Tyson Foods, Inc., Class A	3,950	289,101
US Foods Holding Corp.(a)	7,256	237,779
Walgreens Boots Alliance, Inc.	3,443	225,413
Wal-Mart Stores, Inc.	2,663	236,927
		11,103,751
Energy (3.6%):
Andeavor	2,797	281,266
Apache Corp.	4,492	172,852
Centennial Resource Development, Inc.(a)(b)	8,857	162,526
Cheniere Energy Partners LP Holdings LLC	10,389	286,840
Chevron Corp.	2,706	308,592
Cimarex Energy Co.	2,228	208,318
Devon Energy Corp.	5,269	167,502
Diamondback Energy, Inc.(a)	1,516	191,804

See notes to Schedules of Investments

Security Description	Shares	Value
EOG Resources, Inc.	2,558	$269,281
EQT Corp.	3,485	165,572
Exxon Mobil Corp.	5,026	374,991
Marathon Petroleum Corp.	4,017	293,683
Newfield Exploration Co.(a)	5,912	144,371
Occidental Petroleum Corp.	5,185	336,818
ONEOK, Inc.	4,694	267,182
Phillips 66	3,597	345,024
RSP Permian, Inc.(a)	4,085	191,505
The Williams Cos., Inc.	10,828	269,184
Valero Energy Corp.	3,335	309,388
		4,746,699
Financials (20.1%):
Affiliated Managers Group, Inc.	1,424	269,962
Aflac, Inc.	8,022	351,043
Ally Financial, Inc.	9,569	259,798
American Financial Group, Inc.	2,585	290,089
Ameriprise Financial, Inc.	1,734	256,528
Arthur J. Gallagher & Co.	5,052	347,224
Associated Banc-Corp.	10,109	251,209
Athene Holding Ltd., Class A(a)	4,730	226,141
Bank of America Corp.	8,555	256,564
Bank of The Ozarks, Inc.	3,622	174,834
BankUnited, Inc.	5,621	224,728
BB&T Corp.	5,676	295,379
Berkshire Hathaway, Inc., Class B(a)	1,705	340,113
BlackRock, Inc., Class A	564	305,530
BOK Financial Corp.(b)	2,918	288,853
Brown & Brown, Inc.	15,952	405,819
CBOE Holdings, Inc.	2,155	245,886
Cincinnati Financial Corp.	3,993	296,520
Citizens Financial Group, Inc.	5,206	218,548
CME Group, Inc.	2,003	323,965
CNA Financial Corp.	5,478	270,339
Comerica, Inc.	2,563	245,869
Commerce Bank, Inc.(b)	5,208	312,011
Credit Acceptance Corp.(a)(b)	622	205,515
Cullen/Frost Bankers, Inc.	2,383	252,765
Discover Financial Services	3,555	255,711
E*TRADE Financial Corp.(a)	4,796	265,746
East West Bancorp, Inc.	3,580	223,893
Eaton Vance Corp.	5,474	304,738
Erie Indemnity Co., Class A	2,349	276,336
Essent Group Ltd.(a)	4,619	196,585
FactSet Research Systems, Inc.	1,287	256,654
Fifth Third BanCorp(b)	8,603	273,145
First American Financial Corp.	5,780	339,170
First Citizens BancShares, Inc., Class A	519	214,472
First Republic Bank	2,590	239,860
FNB Corp.	17,529	235,765
Hancock Holding Co.	4,279	221,224
Hanover Insurance Group, Inc.	2,709	319,364
Huntington Bancshares, Inc.	17,226	260,113
IBERIABANK Corp.	2,825	220,350
Intercontinental Exchange, Inc.	4,261	309,008
Invesco Ltd.	8,355	267,444
JPMorgan Chase & Co.	2,871	315,724
KeyCorp	12,018	234,952
Lincoln National Corp.	3,409	249,062
Loews Corp.	7,606	378,246
LPL Financial Holdings, Inc.	3,980	243,059
M&T Bank Corp.	1,495	275,618
MarketAxess Holdings, Inc.(b)	1,167	253,752
Marsh & McLennan Co., Inc.	4,430	365,874
MGIC Investment Corp.(a)	15,840	205,920
Moody’s Corp.(b)	1,914	308,728
Morgan Stanley	4,845	261,436

See notes to Schedules of Investments

Security Description	Shares	Value
MSCI, Inc.	1,758	$262,768
Nasdaq, Inc.	4,337	373,935
New York Community Bancorp, Inc.(b)	19,561	254,879
Northern Trust Corp.	2,472	254,937
Old Republic International Corp.	13,588	291,463
PacWest Bancorp	4,490	222,390
People’s United Financial, Inc.	16,269	303,580
Pinnacle Financial Partners, Inc.	3,967	254,681
Primerica, Inc.	2,355	227,493
Principal Financial Group, Inc.	4,524	275,557
Prosperity Bancshares, Inc.(b)	3,025	219,706
Prudential Financial, Inc.	2,488	257,632
Raymond James Financial, Inc.	2,966	265,190
Regions Financial Corp.	13,286	246,854
Reinsurance Group of America, Inc.	2,037	313,698
S&P Global, Inc.	1,469	280,667
Santander Consumer USA Holdings, Inc.	13,356	217,703
SEI Investments Co.	4,720	353,575
Signature Bank(a)	1,443	204,834
SLM Corp.(a)	17,267	193,563
State Street Corp.	2,845	283,732
SunTrust Banks, Inc.	3,950	268,758
SVB Financial Group(a)	719	172,567
Synchrony Financial	6,203	207,987
Synovus Financial Corp.	5,617	280,513
T. Rowe Price Group, Inc.	2,583	278,887
TD Ameritrade Holding Corp.	4,185	247,878
Texas Capital Bancshares, Inc.(a)	2,212	198,859
The Allstate Corp.	3,312	313,978
The Bank of New York Mellon Corp.	5,480	282,384
The Charles Schwab Corp.	4,773	249,246
The PNC Financial Services Group, Inc.	2,042	308,832
The Progressive Corp.	5,126	312,327
The Travelers Co., Inc.	2,235	310,352
Torchmark Corp.	4,787	402,922
U.S. Bancorp	6,780	342,389
Umpqua Holdings Corp.	11,425	244,609
Unum Group	5,919	281,804
W.R. Berkley Corp.	5,024	365,245
Webster Financial Corp.	4,204	232,902
Wells Fargo & Co.	4,792	251,149
Western Alliance BanCorp(a)	3,944	229,186
Wintrust Financial Corp.	2,722	234,228
Zions BanCorp	4,333	228,479
		26,491,499
Health Care (7.4%):
AbbVie, Inc.	1,716	162,419
ABIOMED, Inc.(a)	716	208,349
Alexion Pharmaceuticals, Inc.(a)	1,510	168,305
Align Technology, Inc.(a)	564	141,637
Anthem, Inc.	1,177	258,587
BIO-RAD Laboratories, Inc., Class A(a)(b)	663	165,803
Bio-Techne Corp.(b)	2,232	337,121
Cantel Medical Corp.	1,753	195,302
Cardinal Health, Inc.	3,044	190,798
Centene Corp.(a)	1,971	210,641
Cerner Corp.(a)	3,893	225,794
Cigna Corp.	1,488	249,597
Danaher Corp.	3,426	335,439
Encompass Health Corp.	4,274	244,345
Exelixis, Inc.(a)	4,693	103,950
Express Scripts Holding Co.(a)	3,197	220,849
Globus Medical, Inc., Class A(a)	4,035	201,024
HCA Holdings, Inc.	2,395	232,315
Hill-Rom Holdings, Inc.	3,103	269,961
Hologic, Inc.(a)	6,564	245,231
Humana, Inc.	1,020	274,207
IDEXX Laboratories, Inc.(a)	1,198	229,285

See notes to Schedules of Investments

Security Description	Shares	Value
Illumina, Inc.(a)	766	$181,098
IQVIA Holdings, Inc.(a)	2,837	278,338
Laboratory Corp. of America Holdings(a)	1,890	305,707
Masimo Corp.(a)	2,588	227,615
McKesson Corp.	1,532	215,813
Mednax, Inc.(a)	2,714	150,980
Mettler-Toledo International, Inc.(a)	480	276,014
Mylan NV(a)	3,817	157,146
Pfizer, Inc.	9,828	348,795
Quest Diagnostics, Inc.	2,979	298,793
Regeneron Pharmaceuticals, Inc.(a)	584	201,106
ResMed, Inc.	2,202	216,831
The Cooper Co., Inc.	1,000	228,810
Thermo Fisher Scientific, Inc.	1,356	279,960
UnitedHealth Group, Inc.	1,319	282,266
Universal Health Services, Inc., Class B	1,856	219,769
Veeva Systems, Inc.(a)	2,023	147,719
WellCare Health Plans, Inc.(a)	1,160	224,611
Zimmer Biomet Holdings, Inc.	2,269	247,412
Zoetis, Inc.	3,984	332,704
		9,692,446
Industrials (19.3%):
3M Co.	1,312	288,010
A.O. Smith Corp.	5,249	333,784
Acuity Brands, Inc.	1,077	149,908
Aecom(a)	6,777	241,465
Air Lease Corp.	6,050	257,851
Alaska Air Group, Inc.	2,787	172,683
Allison Transmission Holdings, Inc.	6,424	250,921
AMERCO, Inc.	815	281,258
American Airlines Group, Inc.	3,567	185,341
AMETEK, Inc.	5,061	384,484
C.H. Robinson Worldwide, Inc.	3,116	292,000
Carlisle Cos., Inc.	3,071	320,643
Cintas Corp.	1,560	266,105
Copart, Inc.(a)	5,170	263,308
CSX Corp.	3,679	204,957
Curtiss-Wright Corp.	2,194	296,344
Delta Air Lines, Inc.	4,110	225,269
Donaldson Co., Inc.(b)	7,268	327,423
Dover Corp.	2,987	293,383
Eaton Corp. PLC	3,790	302,859
EMCOR Group, Inc.	3,272	254,986
Emerson Electric Co.	4,545	310,424
Equifax, Inc.	1,385	163,167
Expeditors International of Washington, Inc.	4,444	281,305
Fastenal Co.	4,387	239,486
FedEx Corp.	1,257	301,818
Fortive Corp.	4,397	340,855
Fortune Brands Home & Security, Inc.	4,935	290,622
General Dynamics Corp.	1,288	284,519
Genesee & Wyoming, Inc., Class A(a)	3,831	271,196
Graco, Inc.	5,667	259,095
HD Supply Holdings, Inc.(a)	7,034	266,870
HEICO Corp.	2,792	242,374
Hexcel Corp.	4,471	288,782
Hubbell, Inc.	2,571	313,096
Huntington Ingalls Industries, Inc.	895	230,695
IDEX Corp.	2,567	365,824
Ingersoll-Rand PLC	3,287	281,071
J.B. Hunt Transport Services, Inc.	2,327	272,608
Jacobs Engineering Group, Inc.	4,014	237,428
JetBlue Airways Corp.(a)(b)	9,196	186,863
Kansas City Southern	2,632	289,126
KAR Auction Services, Inc.(b)	5,327	288,723
Kirby Corp.(a)	3,186	245,163
Knight-Swift Transportation Holdings, Inc.	4,631	213,072

See notes to Schedules of Investments

Security Description	Shares	Value
L3 Technologies, Inc.	1,563	$325,104
Landstar System, Inc.	2,349	257,568
Lennox International, Inc.	1,251	255,667
Lincoln Electric Holdings, Inc.	3,036	273,088
ManpowerGroup, Inc.	1,919	220,877
Masco Corp.	7,214	291,734
MSC Industrial Direct Co., Inc., Class A	2,086	191,307
Nielsen Holdings PLC	6,367	202,407
Nordson Corp.	1,516	206,691
Norfolk Southern Corp.	1,949	264,635
Northrop Grumman Corp.	945	329,918
Old Dominion Freight Line, Inc.	1,796	263,958
Orbital ATK, Inc.	1,758	233,128
Oshkosh Corp.	3,003	232,042
PACCAR, Inc.	3,907	258,526
Parker-Hannifin Corp.	1,727	295,369
Quanta Services, Inc.(a)	7,225	248,179
Raytheon Co.	1,648	355,672
Republic Services, Inc., Class A	5,696	377,246
Robert Half International, Inc.(b)	3,833	221,892
Rockwell Collins, Inc.	2,329	314,066
Rollins, Inc.(b)	5,656	288,626
Roper Technologies, Inc.	1,215	341,039
Schneider National, Inc.	7,324	190,863
Sensata Technologies Holding PLC(a)(b)	5,298	274,595
Snap-on, Inc.	1,748	257,900
Southwest Airlines Co.	4,104	235,077
Stanley Black & Decker, Inc.	2,124	325,397
Teledyne Technologies, Inc.(a)	1,440	269,525
The Boeing Co.	672	220,335
The Dun & Bradstreet Corp.	2,268	265,356
The Middleby Corp.(a)	1,818	225,050
Toro Co.	4,177	260,854
TransDigm Group, Inc.	898	275,632
TransUnion(a)	3,738	212,244
Trinity Industries, Inc.	6,802	221,949
Union Pacific Corp.	1,908	256,492
United Continental Holdings, Inc.(a)	2,415	167,770
United Parcel Service, Inc., Class B	2,735	286,245
United Rentals, Inc.(a)	1,202	207,621
United Technologies Corp.	2,303	289,763
Verisk Analytics, Inc., Class A(a)	3,493	363,272
W.W. Grainger, Inc.	572	161,458
WABCO Holdings, Inc.(a)(b)	2,115	283,135
Wabtec Corp.(b)	2,445	199,023
Waste Management, Inc.	4,464	375,512
Watsco, Inc.	2,231	403,745
Woodward, Inc.	2,492	178,577
XPO Logistics, Inc.(a)	1,750	178,168
Xylem, Inc.	4,628	355,986
		25,247,447
Information Technology (12.4%):
Adobe Systems, Inc.(a)	1,000	216,080
Akamai Technologies, Inc.(a)	2,599	184,477
Alliance Data Systems Corp.	894	190,297
Amdocs Ltd.(b)	6,422	428,475
Analog Devices, Inc.	2,813	256,348
ANSYS, Inc.(a)	1,542	241,616
Apple, Inc.	1,583	265,596
Applied Materials, Inc.	2,823	156,987
Arista Networks, Inc.(a)	396	101,099
Arrow Electronics, Inc.(a)	3,988	307,157
Aspen Technology, Inc.(a)	3,444	271,697
Automatic Data Processing, Inc.	2,262	256,692
Avnet, Inc.	6,690	279,374
Blackbaud, Inc.(b)	2,060	209,729
Booz Allen Hamilton Holdings Corp.	7,680	297,370
Broadcom Ltd.	879	207,136

See notes to Schedules of Investments

Security Description	Shares	Value
Broadridge Financial Solutions, Inc.	3,519	$385,999
CDK Global, Inc.	4,138	262,101
CDW Corp. of Delaware	3,607	253,608
Coherent, Inc.(a)(b)	503	94,262
CommScope Holding Co., Inc.(a)	5,513	220,355
Costar Group, Inc.(a)	830	301,024
Echostar Holding Corp.(a)	4,330	228,494
F5 Networks, Inc.(a)	1,566	226,459
Facebook, Inc., Class A(a)	1,349	215,557
Fair Isaac Corp.	1,678	284,202
Fidelity National Information Services, Inc.	4,100	394,829
First Data Corp., Class A(a)(b)	15,203	243,248
Fiserv, Inc.(a)	4,776	340,577
FleetCor Technologies, Inc.(a)	1,222	247,455
Flextronics International Ltd.(a)	14,694	239,953
Genpact Ltd.	10,942	350,035
Global Payments, Inc.	2,388	266,310
GoDaddy, Inc., Class A(a)	3,451	211,960
GrubHub, Inc.(a)	1,232	125,011
Harris Corp.	2,164	349,010
HP, Inc.	10,239	224,439
InterActive Corp.(a)(b)	1,298	202,981
IPG Photonics Corp.(a)	711	165,933
Jack Henry & Associates, Inc.	3,263	394,659
Leidos Holdings, Inc.	4,094	267,748
Mastercard, Inc., Class A	1,762	308,632
MAXIMUS, Inc.	4,961	331,097
Micron Technology, Inc.(a)(b)	2,508	130,767
Microsemi Corp.(a)	3,441	222,702
MKS Instruments, Inc.	1,347	155,781
Monolithic Power Systems, Inc.(b)	1,719	199,009
Nvidia Corp.	630	145,902
ON Semiconductor Corp.(a)	7,035	172,076
Oracle Corp.	4,985	228,064
Paychex, Inc.	4,699	289,411
Paycom Software, Inc.(a)	1,900	204,041
PayPal Holdings, Inc.(a)	2,603	197,490
Red Hat, Inc.(a)	1,856	277,491
Seagate Technology PLC	2,522	147,587
Skyworks Solutions, Inc.	1,737	174,152
SS&C Technologies Holdings, Inc.	4,806	257,794
SYNNEX Corp.(b)	1,800	213,120
Texas Instruments, Inc.	2,296	238,531
Total System Services, Inc.	3,434	296,217
Tyler Technologies, Inc.(a)	1,309	276,147
Universal Display Corp.	953	96,253
VeriSign, Inc.(a)	2,667	316,200
Visa, Inc., Class A(b)	2,693	322,137
VMware, Inc., Class A(a)	1,272	154,255
WEX, Inc.(a)	1,607	251,688
Xilinx, Inc.	3,014	217,731
		16,190,614
Materials (5.8%):
Air Products & Chemicals, Inc.	2,096	333,327
AptarGroup, Inc.	3,504	314,764
Ball Corp.	7,535	299,215
Berry Global Group, Inc.(a)	6,612	362,404
Celanese Corp., Series A	2,982	298,826
Eagle Materials, Inc., Class A	2,085	214,859
Eastman Chemical Co.	3,207	338,595
Ecolab, Inc.	3,378	463,022
Freeport-McMoRan, Inc.	7,907	138,926
Graphic Packaging Holding Co.	18,661	286,446
Huntsman Corp.	7,104	207,792
International Paper Co.	5,303	283,339
Lyondellbasell Industries NV, Class A	2,413	255,006
Martin Marietta Materials, Inc.	986	204,398

See notes to Schedules of Investments

Security Description	Shares	Value
NewMarket Corp.	851	$341,830
Nucor Corp.	3,419	208,867
Packaging Corp. of America	2,465	277,806
PPG Industries, Inc.	2,853	318,395
Praxair, Inc.	1,997	288,167
Reliance Steel & Aluminum Co.	2,735	234,498
RPM International, Inc.	5,861	279,394
Sonoco Products Co.	6,836	331,546
Steel Dynamics, Inc.	4,467	197,531
The Chemours Co.	3,268	159,184
The Sherwin-Williams Co.	805	315,657
Vulcan Materials Co.(b)	1,787	204,022
Westlake Chemical Corp.	2,112	234,749
WestRock Co.	4,193	269,065
		7,661,630
Real Estate (0.7%):
CBRE Group, Inc., Class A(a)	6,644	313,730
Howard Hughes Corp.(a)	2,559	356,033
Jones Lang LaSalle, Inc.	1,554	271,391
		941,154
Telecommunication Services (0.9%):
AT&T, Inc.	6,955	247,946
CenturyLink, Inc.(b)	7,619	125,180
T-Mobile US, Inc.(a)	3,690	225,238
Verizon Communications, Inc.	5,673	271,283
Zayo Group Holdings, Inc.(a)	8,224	280,931
		1,150,578
Utilities (6.6%):
Alliant Energy Corp.	10,130	413,912
American Electric Power Co., Inc.	6,354	435,821
Aqua America, Inc.	11,751	400,239
Atmos Energy Corp.	5,264	443,439
CenterPoint Energy, Inc.	13,912	381,189
Consolidated Edison, Inc.	5,658	440,984
Dominion Resources, Inc.(b)	5,739	386,981
DTE Energy Co.	4,063	424,177
Duke Energy Corp.	5,982	463,426
Eversource Energy	6,180	364,126
Exelon Corp.	10,217	398,565
MDU Resources Group, Inc.	12,649	356,196
NextEra Energy, Inc.	2,480	405,058
OGE Energy Corp.	11,527	377,740
PG&E Corp.	4,548	199,794
Pinnacle West Capital Corp.	4,954	395,329
PPL Corp.	12,658	358,095
Public Service Enterprise Group, Inc.	8,182	411,064
Vectren Corp.	5,177	330,914
WEC Energy Group, Inc.	6,944	435,388
Westar Energy, Inc.	7,426	390,533
Xcel Energy, Inc.	9,969	453,390
		8,666,360
Total Common Stocks (Cost $102,379,194)		130,173,666

Investment Companies (0.6%)
JPMorgan U.S. Treasury Plus Money Market Fund, Class L,1.18%(c)	737,302	737,302
Total Investment Companies (Cost $737,302)		737,302

See notes to Schedules of Investments

Security Description	Shares	Value
Collateral for Securities Loaned (6.0%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 1.76%(d)	1,018,325	$1,018,325
Fidelity Investments Prime Money Market Portfolio, Class I, 1.74%(d)	1,188,110	1,188,110
Fidelity Investments Money Market Government Portfolio, Class I, 1.53%(d)	2,275,891	2,275,891
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 1.88%(d)	339,442	339,442
JPMorgan Prime Money Market Fund, Capital Class, 1.77%(d)	3,054,839	3,054,839
Total Collateral for Securities Loaned (Cost $7,876,607)		7,876,607
Total Investments (Cost $110,993,103) — 105.9%		138,787,575
Liabilities in excess of other assets — (5.9)%		(7,766,655)
NET ASSETS - 100.00%		$131,020,920

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Variable or Floating Rate Security. Rate disclosed is as of March 31, 2018.
(d)	Rate periodically changes. Rate disclosed is the daily yield on March 31, 2018.

LP—Limited Partnership

PLC—Public Limited Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Depreciation
E-Mini S&P 500 Futures	7	6/15/18	$960,906	$925,050	$(35,856)

	Total unrealized appreciation				$—
	Total unrealized depreciation				(35,856)
	Total net unrealized appreciation (depreciation)				$(35,856)

See notes to Schedules of Investments

Victory Portfolios II	Schedule of Portfolio Investments
Victory CEMP Market Neutral Income Fund	March 31, 2018
(Unaudited)

Security Description	Shares	Fair Value(a)
Common Stocks (93.0%)

Australia (3.7%):
Consumer Staples (0.6%):
Wesfarmers Ltd.	3,829	$122,676
Woolworths Ltd.	6,461	131,114
		253,790
Energy (0.2%):
Woodside Petroleum Ltd.	3,524	79,899

Financials (1.9%):
AMP Ltd.	24,602	94,925
Australia & New Zealand Banking Group Ltd.	5,217	108,562
Commonwealth Bank of Australia	1,998	111,710
Insurance Australia Group Ltd.	13,807	79,926
Macquarie Group Ltd.	1,253	99,892
National Australia Bank Ltd.	5,346	117,999
Suncorp Group Ltd.	9,182	94,680
Westpac Banking Corp. (b)	4,939	109,375
		817,069
Materials (0.7%):
Amcor Ltd.	10,013	109,625
BHP Billiton Ltd. (b)	3,681	81,575
Fortescue Metals Group Ltd.	15,249	51,359
South32 Ltd.	20,674	51,947
		294,506
Telecommunication Services (0.1%):
Telstra Corp. Ltd.	28,859	69,845

Utilities (0.2%):
AGL Energy Ltd.	5,227	87,591
		1,602,700
Belgium (0.8%):
Consumer Staples (0.2%):
Anheuser-Busch InBev SA/NV	889	97,731

Financials (0.3%):
Ageas	2,638	136,116

Telecommunication Services (0.3%):
Proximus SADP	3,356	104,333
		338,180
Bermuda (0.2%):
Financials (0.2%):
Invesco Ltd.	2,946	94,301

Brazil (1.0%):
Financials (0.3%):
BB Seguridade Participacoes SA	11,800	104,631

Health Care (0.2%):
Hypermarcas S.A.	9,400	102,970

Industrials (0.2%):
CCR SA	21,500	81,415

Utilities (0.3%):
Engie Brasil Energia SA	10,062	119,366
		408,382
Canada (2.8%):
Consumer Discretionary (0.3%):
Shaw Communications, Inc., Class B	6,161	118,705

Energy (0.7%):
Enbridge, Inc.	2,872	90,338
Pembina Pipeline Corp.	3,100	96,740
TransCanada Corp.	2,565	106,088
		293,166

See notes to Schedules of Investments

Security Description	Shares	Fair Value(a)
Financials (0.4%):
Power Financial Corp.	6,592	$165,081

Telecommunication Services (0.7%):
BCE, Inc.	4,179	179,851
TELUS Corp.	4,326	151,924
		331,775
Utilities (0.7%):
Fortis, Inc.	3,943	133,117
Hydro One Ltd. (c)	9,867	160,237
		293,354
		1,202,081
Chile (0.8%):
Utilities (0.8%):
Aguas Andinas SA	172,638	112,392
Empresa Nacional de Electricid SA	130,285	106,329
Enersis Chile	914,708	118,591
		337,312
China (2.6%):
Consumer Discretionary (0.1%):
Great Wall Motor Co. Ltd., Class H	61,500	62,332

Energy (0.4%):
China Petroleum & Chemical Corp., Class H	132,000	117,099
China Shenhua Energy Co. Ltd.	24,000	60,235
		177,334
Financials (0.9%):
Bank of China Ltd.	181,000	98,876
Bank of Communications Co. Ltd., Class H	146,000	115,430
China Cinda Asset Management Co.	224,000	82,017
China Huarong Asset Management Co. Ltd., Class H (c)	195,000	82,661
		378,984
Health Care (0.1%):
Sihuan Pharmaceutical Holdings Group Ltd.	180,000	53,828

Industrials (0.5%):
Jiangsu Expressway Co. Ltd.	74,000	105,066
Zhejiang Expressway Co. Ltd., Class H	92,000	94,357
		199,423
Materials (0.1%):
China Hongqiao Group Ltd. (b)	32,000	35,161

Real Estate (0.5%):
Guangzhou R&f Properties, Class H	20,800	52,608
KWG Property Holding Ltd.	29,000	40,311
Red Star Macalline Group Corp. Ltd., Class H (c)	50,400	59,422
Sino-Ocean Land Holdings Ltd.	72,000	52,723
		205,064
		1,112,126
Czech Republic (0.4%):
Financials (0.4%):
Komercni Banka AS	3,747	171,014

Denmark (0.1%):
Consumer Discretionary (0.1%):
Pandora A/S	428	46,315

Finland (0.5%):
Financials (0.3%):
Sampo Oyj, Class A	2,341	130,408

Industrials (0.2%):
Kone Oyj, Class B	1,914	95,512
		225,920
France (1.4%):
Energy (0.3%):
Total SA	2,229	127,750

See notes to Schedules of Investments

Security Description	Shares	Fair Value(a)
Financials (0.2%):
Natixis SA	9,078	$74,479

Health Care (0.2%):
Sanofi	1,372	110,076

Telecommunication Services (0.3%):
Orange SA	7,531	127,995

Utilities (0.4%):
Electricite de France SA	4,124	59,702
Veolia Environnement SA	4,645	110,340
		170,042
		610,342
Germany (0.9%):
Consumer Discretionary (0.6%):
Bayerische Motoren Werke AG	949	103,210
Daimler AG, Registered Shares	1,268	108,021
ProSiebenSat.1 Media SE	1,568	54,303
		265,534
Telecommunication Services (0.3%):
Deutsche Telekom AG, Registered Shares	6,527	106,773
		372,307
Greece (0.3%):
Consumer Discretionary (0.3%):
OPAP SA	10,401	119,195

Hong Kong (1.4%):
Consumer Discretionary (0.1%):
Chow Tai Fook Jewellery Group Ltd.	60,400	68,931

Industrials (0.4%):
MTR Corp. Ltd.	30,000	161,950

Real Estate (0.4%):
Agile Group Holdings Ltd.	24,000	50,052
Hang Lung Properties Ltd.	34,000	79,801
The Wharf Holdings Ltd.	14,000	48,474
		178,327
Telecommunication Services (0.3%):
China Mobile Ltd.	13,000	119,154

Utilities (0.2%):
Power Assets Holdings Ltd.	8,500	75,936
		604,298
India (1.2%):
Energy (0.2%):
Coal India Ltd.	20,433	89,177

Information Technology (0.3%):
Oracle Financial Services	2,046	117,836

Materials (0.3%):
Hindustan Zinc Ltd.	17,737	82,457
Vedanta Ltd.	16,249	69,458
		151,915
Telecommunication Services (0.2%):
Bharti Infratel Ltd.	14,061	73,052

Utilities (0.2%):
NHPC Ltd.	224,464	95,833
		527,813
Indonesia (0.3%):
Materials (0.1%):
PT Indocement Tunggal Prakarsa TBK	39,400	46,093

Telecommunication Services (0.2%):
PT Telekomunikasi Indonesia Persero TBK	381,200	100,257
		146,350

See notes to Schedules of Investments

Security Description	Shares	Fair Value(a)
Ireland (0.5%):
Consumer Discretionary (0.1%):
WPP PLC	3,905	$62,048

Industrials (0.3%):
Eaton Corp. PLC	1,337	106,839

Information Technology (0.1%):
Seagate Technology PLC	890	52,083
		220,970
Italy (1.5%):
Energy (0.6%):
Eni SpA	7,700	135,621
Snam SpA	21,913	100,718
		236,339
Financials (0.5%):
Assicurazioni Generali SpA	5,826	111,975
Intesa Sanpaolo SpA	28,154	102,496
		214,471
Industrials (0.2%):
Atlantia SpA	3,053	94,590

Utilities (0.2%):
Terna Rete Elettrica Nazionale SpA	17,431	101,852
		647,252
Japan (1.2%):
Consumer Discretionary (0.7%):
Fuji Heavy Industries Ltd.	2,600	86,080
Nissan Motor Co. Ltd.	11,900	122,851
Sekisui House Ltd.	5,900	107,972
		316,903
Consumer Staples (0.3%):
Japan Tobacco, Inc.	4,000	114,284

Information Technology (0.2%):
Canon, Inc.	2,700	97,965
		529,152
Korea, Republic Of (0.4%):
Energy (0.2%):
S-Oil Corp.	664	75,194

Telecommunication Services (0.2%):
SK Telecom Co. Ltd.	411	89,128
		164,322
Malaysia (1.7%):
Financials (0.6%):
Malayan Banking Berhad	88,500	241,204

Industrials (0.7%):
AirAsia Berhad	83,000	85,363
MISC Berhad	77,700	142,184
Sime Darby BHD	116,100	79,091
		306,638
Utilities (0.4%):
YTL Corp. Berhad	541,704	188,380
		736,222
Mexico (1.0%):
Consumer Staples (0.5%):
Kimberly-Clark de Mexico SAB de CV, Series A (b)	54,737	102,510
Wal-Mart de Mexico SAB de CV	42,656	108,562
		211,072
Financials (0.2%):
Grupo Financiero Banorte SAB de CV	14,169	86,630

See notes to Schedules of Investments

Security Description	Shares	Fair Value(a)
Industrials (0.3%):
Grupo Aeroportuario del Pacifico SAB de CV (b)	12,141	$119,985
		417,687
Netherlands (0.7%):
Materials (0.5%):
AkzoNobel NV	1,273	120,262
Lyondellbasell Industries NV, Class A (b)	850	89,828
		210,090
Telecommunication Services (0.2%):
Koninklijke KPN NV	31,589	94,976
		305,066
Norway (0.4%):
Consumer Staples (0.4%):
Marine Harvest ASA	3,725	75,323
Orkla ASA, Class A	9,478	102,182
		177,505
Panama (0.2%):
Consumer Discretionary (0.2%):
Carnival Corp., Class A	1,566	102,698

Philippines (0.6%):
Telecommunication Services (0.4%):
Globe Telecom, Inc.	2,640	82,278
PLDT, Inc.	2,835	80,685
		162,963
Utilities (0.2%):
Manila Electric Co.	17,700	107,967
		270,930
Poland (0.2%):
Financials (0.2%):
Bank Pekao SA	2,784	100,470

Portugal (0.2%):
Utilities (0.2%):
EDP - Energias de Portugal SA	26,759	101,661

Qatar (1.4%):
Financials (0.7%):
Masraf Al Rayan QSC	8,248	80,197
Qatar Islamic Bank SAQ	3,981	106,817
Qatar National Bank SAQ	3,118	111,734
		298,748
Real Estate (0.3%):
Barwa Real Estate Co.	9,410	86,725
Ezdan Holding Group QSC	16,265	47,092
		133,817
Telecommunication Services (0.2%):
Ooredoo QSC	2,852	64,989

Utilities (0.2%):
Qatar Electricity & Water Co. QSC	1,754	90,666
		588,220
Russian Federation (2.1%):
Energy (0.2%):
Tatneft PAO	6,840	73,588

Materials (1.2%):
ALROSA AO	59,400	94,712
Magnitogorsk Iron & Steel Works OJSC	106,000	81,932
MMC Norilsk Nickel PJSC	432	81,001
Novolipetsk Steel OJSC	33,570	84,639
Polyus PJSC	1,066	83,133
Severstal PJSC	6,820	103,770
		529,187

See notes to Schedules of Investments

Security Description	Shares	Fair Value(a)
Telecommunication Services (0.2%):
Mobile TeleSystems PJSC	16,690	$85,834

Utilities (0.5%):
Federal Grid Co. Unified Energy System PJSC	33,340,000	103,311
RusHydro PJSC	6,947,000	91,816
		195,127
		883,736
Singapore (0.4%):
Telecommunication Services (0.4%):
Singapore Telecommunications Ltd.	60,500	156,295

South Africa (0.9%):
Consumer Discretionary (0.1%):
Truworths International Ltd.	6,957	63,469

Energy (0.1%):
Exxaro Resources Ltd.	5,486	50,676

Financials (0.2%):
Barclays Africa Group Ltd.	4,077	65,349

Materials (0.1%):
Kumba Iron Ore Ltd.	1,865	44,904

Telecommunication Services (0.4%):
MTN Group Ltd.	8,626	86,829
Vodacom Group Ltd.	6,712	86,806
		173,635
		398,033
Spain (2.2%):
Energy (0.2%):
Repsol SA	5,832	103,655

Financials (0.2%):
Mapfre SA	24,721	82,236

Industrials (0.7%):
Abertis Infraestructuras SA	6,246	140,005
ACS, Actividades de Construccion y Servicios SA	2,161	84,302
Ferrovial SA	4,425	92,506
		316,813
Telecommunication Services (0.2%):
Telefonica SA	9,467	93,777

Utilities (0.9%):
Endesa SA	3,792	83,528
Gas Natural SDG SA	4,071	97,155
Iberdrola SA	12,220	89,848
Red Electrica Corp. SA	4,518	93,251
		363,782
		960,263
Sweden (0.8%):
Consumer Discretionary (0.1%):
Hennes & Mauritz AB, B Shares (b)	3,438	51,378

Financials (0.7%):
Nordea Bank AB	7,573	81,058
Skandinaviska Enskilda Banken AB, Class A (b)	9,203	96,722
Swedbank AB, A Shares (b)	4,229	95,059
		272,839
		324,217
Switzerland (0.7%):
Financials (0.3%):
Zurich Insurance Group AG	398	131,327

Telecommunication Services (0.4%):
Swisscom AG	290	143,915
		275,242

See notes to Schedules of Investments

Security Description	Shares	Fair Value(a)
Taiwan (4.7%):
Consumer Discretionary (0.3%):
Cheng Shin Rubber Industry Co. Ltd.	78,000	$127,406

Energy (0.2%):
Formosa Petrochemical Corp.	24,000	98,581

Financials (1.5%):
China Development Financial Holding Corp.	333,000	118,528
CTBC Financial Holding Co. Ltd.	190,000	137,301
First Financial Holding Co. Ltd.	293,440	204,678
Mega Financial Holding Co. Ltd.	189,000	163,473
		623,980
Information Technology (1.2%):
Asustek Computer, Inc.	12,000	112,593
Foxconn Technology Co. Ltd.	39,000	105,176
Hon Hai Precision Industry Co. Ltd.	33,000	102,933
Pegatron Corp.	35,000	88,098
Quanta Computer, Inc.	42,000	85,368
		494,168
Materials (0.6%):
Formosa Chemicals & Fibre	30,000	113,282
Nan Ya Plastics Corp.	55,000	155,748
		269,030
Telecommunication Services (0.9%):
Far EasTone Telecommunications Co. Ltd.	74,000	195,930
Taiwan Mobile Co. Ltd.	52,000	194,917
		390,847
		2,004,012
Thailand (1.4%):
Consumer Staples (0.3%):
Charoen Pokphand Foods Public Co. Ltd.	144,500	116,909

Energy (0.2%):
Thai Oil PCL	28,200	82,224

Real Estate (0.2%):
Land & Houses PCL	292,500	99,241

Telecommunication Services (0.4%):
Intouch Holdings Public Co. Ltd.	82,400	153,030
		153,030
Utilities (0.3%):
Glow Energy Public Co. Ltd.	49,000	133,552
		584,956
Turkey (0.4%):
Energy (0.2%):
Tupras Turkiye Petrol Rafinerileri AS	2,808	78,444

Telecommunication Services (0.2%):
Turkcell Iletisim Hizmetleri AS	20,344	77,970
		156,414
United Arab Emirates (1.9%):
Financials (0.6%):
Abu Dhabi Commercial Bank PJSC	62,971	113,394
Dubai Islamic Bank PJSC	109,190	157,844
		271,238
Real Estate (0.9%):
Aldar Properties PJSC	213,157	123,760
DAMAC Properties Dubai Co. PJSC	72,436	59,083
Emaar Malls Group PJSC	178,773	104,604
Emaar Properties PJSC	53,982	85,326
		372,773
Telecommunication Services (0.4%):
Emirates Telecom Group Co.	30,460	146,506
		790,517

See notes to Schedules of Investments

Security Description	Shares	Fair Value(a)
United Kingdom (3.6%):
Consumer Discretionary (0.8%):
Compass Group PLC	4,717	$96,302
InterContinental Hotels Group PLC	1,659	99,381
Next PLC	815	54,474
Persimmon PLC	2,114	75,020
		325,177
Consumer Staples (0.4%):
British American Tobacco PLC	1,261	72,884
Imperial Tobacco Group PLC	2,408	81,980
		154,864
Energy (0.5%):
BP PLC	17,372	117,159
Royal Dutch Shell PLC, Class A	3,551	112,333
		229,492
Financials (0.7%):
HSBC Holdings PLC	10,847	101,847
Legal & General Group PLC	36,173	131,045
Standard Life PLC	14,190	71,616
		304,508
Health Care (0.1%):
AstraZeneca PLC	920	63,233

Information Technology (0.1%):
Micro Focus International PLC	1,753	24,475

Materials (0.2%):
Rio Tinto PLC	1,390	70,524

Telecommunication Services (0.2%):
BT Group PLC	26,356	84,111

Utilities (0.6%):
Centrica PLC	28,449	56,954
National Grid PLC	10,503	118,210
SSE PLC	5,553	99,603
		274,767
		1,531,151
United States (45.5%):
Consumer Discretionary (7.1%):
Bassett Furniture Industries, Inc.	2,384	72,354
Brinker International, Inc. (b)	2,308	83,319
Capella Education Co.	784	68,482
Chico’s FAS, Inc.	6,214	56,174
Cinemark Holdings, Inc. (b)	1,749	65,885
Core-Mark Holding Co., Inc.	2,504	53,235
Darden Restaurants, Inc.	951	81,073
DSW, Inc., Class A	3,183	71,490
Entravision Communications Corp.	14,817	69,640
Ethan Allen Interiors, Inc. (b)	3,861	88,610
Flexsteel Industries, Inc.	2,060	81,535
Foot Locker, Inc.	809	36,842
Ford Motor Co.	8,874	98,324
GameStop Corp., Class A (b)	5,090	64,236
Genuine Parts Co.	944	84,809
Harley-Davidson, Inc.	1,636	70,152
Haverty Furniture Cos., Inc.	3,775	76,066
Kohl’s Corp.	955	62,562
L Brands, Inc. (b)	1,050	40,120
Las Vegas Sands Corp.	1,360	97,784
LCI Industries	857	89,256
Leggett & Platt, Inc. (b)	2,074	92,003
Macy’s, Inc. (b)	1,576	46,870
Marcus Corp.	3,762	114,177
McDonald’s Corp.	824	128,857
MDC Holdings, Inc.	3,249	90,712
Meredith Corp. (b)	1,460	78,548
Nacco Industries, Inc.	908	29,828

See notes to Schedules of Investments

Security Description	Shares	Fair Value(a)
Newell Brands, Inc.	1,345	$34,271
Nordstrom, Inc.	1,243	60,174
Nutrisystem, Inc.	1,811	48,806
Omnicom Group, Inc. (b)	1,154	83,861
PetMed Express, Inc. (b)	1,146	47,845
Sonic Corp.	4,625	116,689
Sturm Ruger & Co. (b)	1,424	74,760
Target Corp.	900	62,487
The Buckle, Inc. (b)	2,775	61,466
The Cheesecake Factory, Inc. (b)	2,100	101,262
The Gap, Inc.	1,759	54,881
The Interpublic Group of Co., Inc.	2,627	60,500
Williams-Sonoma, Inc. (b)	1,093	57,667
Wingstop, Inc.	1,782	84,164
		3,041,776
Consumer Staples (4.2%):
Altria Group, Inc.	1,457	90,800
Archer-Daniels-Midland Co.	2,531	109,769
B&G Foods, Inc. (b)	2,622	62,141
Campbell Soup Co. (b)	1,633	70,725
Costco Wholesale Corp.	523	98,549
CVS Health Corp.	1,150	71,541
General Mills, Inc.	1,847	83,226
Ingles Markets, Inc., Class A	1,798	60,862
John B. Sanfilippo & Son, Inc.	1,721	99,594
Kellogg Co.	1,358	88,284
Kimberly-Clark Corp.	1,036	114,095
Medifast, Inc.	919	85,881
Philip Morris International, Inc.	1,064	105,762
The Clorox Co. (b)	825	109,816
The Hershey Co.	1,158	114,596
The J.M. Smucker Co.	621	77,010
The Kraft Heinz Co.	1,900	118,351
The Procter & Gamble Co.	1,832	145,241
Weis Markets, Inc.	2,014	82,534
		1,788,777
Energy (2.7%):
Andeavor	987	99,253
Apache Corp.	1,584	60,952
Cheniere Energy Partners LP Holdings LLC	3,663	101,135
Chevron Corp.	954	108,794
Exxon Mobil Corp.	1,772	132,209
Marathon Petroleum Corp.	1,416	103,524
Occidental Petroleum Corp.	1,828	118,747
ONEOK, Inc.	1,656	94,259
Phillips 66	1,268	121,627
The Williams Cos., Inc.	3,818	94,915
Valero Energy Corp.	1,176	109,098
		1,144,513
Financials (9.0%):
American Financial Group, Inc.	911	102,232
AMERISAFE, Inc.	2,074	114,588
Capitol Federal Financial, Inc.	13,119	162,020
Cincinnati Financial Corp.	1,408	104,558
CME Group, Inc.	706	114,188
CNA Financial Corp.	1,931	95,295
Cohen & Steers, Inc. (b)	3,461	140,724
Erie Indemnity Co., Class A	829	97,524
FBL Financial Group, Inc., Class A	1,316	91,265
First American Financial Corp.	2,038	119,590
FNB Corp.	6,182	83,148
Hanmi Financial Corp. (b)	3,932	120,909
Hope Bancorp, Inc.	6,088	110,741
Mercury General Corp.	2,311	106,006
New York Community Bancorp, Inc. (b)	6,898	89,881
Northwest Bancshares, Inc. (b)	9,269	153,495
Old Republic International Corp.	4,792	102,788

See notes to Schedules of Investments

Security Description	Shares	Fair Value(a)
PacWest Bancorp	1,583	$78,406
Park National Corp. (b)	1,315	136,444
People’s United Financial, Inc.	5,737	107,052
Principal Financial Group, Inc.	1,596	97,212
ProAssurance Corp.	2,474	120,113
Provident Financial Services, Inc.	5,015	128,334
Prudential Financial, Inc.	878	90,917
RLI Corp.	2,109	133,690
Safety Insurance Group, Inc.	2,057	158,080
Southside Bancshares, Inc.	3,855	133,923
Stewart Information Services	2,833	124,482
Trustmark Corp.	4,064	126,634
Umpqua Holdings Corp.	4,029	86,261
Waddell & Reed Financial, Inc., Class A	5,105	103,172
Washington Trust BanCorp, Inc.	1,949	104,759
Wells Fargo & Co.	1,690	88,573
Westamerica BanCorp	2,031	117,960
		3,844,964
Health Care (1.3%):
Cardinal Health, Inc.	1,073	67,256
Meridian Bioscience, Inc.	6,596	93,663
National Healthcare Corp.	1,885	112,403
Owens & Minor, Inc.	3,659	56,897
Patterson Co., Inc.	3,879	86,230
Pfizer, Inc.	3,466	123,008
		539,457
Industrials (6.3%):
American Railcar Industries, Inc. (b)	2,795	104,561
Argan, Inc.	1,601	68,763
Brady Corp., Class A	3,632	134,929
Emerson Electric Co.	1,603	109,485
Ennis, Inc.	5,594	110,202
Fastenal Co.	1,547	84,451
GATX Corp. (b)	1,829	125,268
H&E Equipment Services, Inc.	1,806	69,513
Herman Miller, Inc.	2,985	95,371
Hillenbrand, Inc.	2,797	128,382
HNI Corp. (b)	1,964	70,881
Insperity, Inc.	1,207	83,947
Insteel Industries, Inc.	2,692	74,380
KBR, Inc.	4,361	70,605
Knoll, Inc.	4,522	91,299
Matson, Inc. (b)	1,848	52,927
McGrath RentCorp	2,128	114,252
Mobile Mini, Inc. (b)	2,346	102,051
Mueller Industries, Inc.	4,285	112,096
National Presto Industries, Inc. (b)	1,106	103,687
Nielsen Holdings PLC	2,245	71,368
PACCAR, Inc.	1,378	91,182
Pitney Bowes, Inc. (b)	5,000	54,450
Quad/Graphics, Inc.	2,200	55,770
Resources Connection, Inc.	6,925	112,185
Steelcase, Inc., Class A (b)	5,826	79,234
TransDigm Group, Inc.	317	97,300
United Parcel Service, Inc., Class B	964	100,892
Watsco, Inc.	787	142,423
		2,711,854
Information Technology (1.7%):
Forrester Research, Inc.	3,144	130,319
InterDigital, Inc. (b)	1,340	98,624
MTS Systems Corp.	2,475	127,834
NIC, Inc.	5,056	67,245
NVE Corp.	1,066	88,595
Park Electrochemical Corp.	5,828	98,143
Paychex, Inc.	1,657	102,055
		712,815

See notes to Schedules of Investments

Security Description	Shares	Fair Value(a)
Materials (2.5%):
A. Schulman, Inc.	1,648	$70,864
Advanced Emissions Solutions, Inc. (b)	6,782	77,451
Greif, Inc., Class A	1,817	94,938
International Paper Co.	1,870	99,914
Kronos Worldwide, Inc.	2,949	66,647
Neenah Paper, Inc. (b)	1,999	156,722
RPM International, Inc.	2,067	98,534
Schnitzer Steel Industries, Inc.	2,261	73,143
Sonoco Products Co.	2,411	116,934
Warrior Met Coal, Inc.	1,502	42,071
WestRock Co.	1,479	94,907
Worthington Industries, Inc.	2,383	102,278
		1,094,403
Real Estate (0.3%):
HFF, Inc., Class A	2,438	121,169

Telecommunication Services (0.5%):
AT&T, Inc.	2,453	87,450
CenturyLink, Inc.	2,687	44,147
Verizon Communications, Inc.	2,001	95,688
		227,285
Utilities (9.9%):
Alliant Energy Corp.	3,572	145,952
American Electric Power Co., Inc.	2,241	153,710
American States Water Co.	2,492	132,226
Black Hills Corp.	3,105	168,601
California Water Service Group	3,401	126,687
CenterPoint Energy, Inc.	4,906	134,424
Chesapeake Utilities Corp.	2,038	143,373
Connecticut WTR Service, Inc.	2,156	130,503
Consolidated Edison, Inc.	1,995	155,490
Dominion Resources, Inc.	2,023	136,411
DTE Energy Co.	1,433	149,605
Duke Energy Corp.	2,119	164,159
Eversource Energy	2,179	128,387
Exelon Corp.	3,603	140,553
MDU Resources Group, Inc.	4,461	125,622
MGE Energy, Inc.	2,680	150,348
Middlesex Water Co.	3,033	111,311
NorthWestern Corp.	3,553	191,151
OGE Energy Corp.	4,065	133,210
Otter Tail Corp.	3,475	150,641
PG&E Corp.	1,604	70,464
Pinnacle West Capital Corp.	1,747	139,411
PPL Corp.	4,464	126,287
Public Service Enterprise Group, Inc.	2,886	144,993
SJW Corp.	1,852	97,619
Spark Energy, Inc. (b)	5,845	69,263
Unitil Corp.	3,804	176,544
Vectren Corp.	1,825	116,654
WEC Energy Group, Inc.	2,449	153,552
Westar Energy, Inc.	2,619	137,733
Xcel Energy, Inc.	3,515	159,862
		4,264,746
		19,491,759
Total Common Stocks (Cost $38,135,148)		39,837,386

Collateral for Securities Loaned (7.5%)
United States (7.5%):
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class,1.76% (d)	416,642	416,642
Fidelity Investments Prime Money Market Portfolio, Class I, 1.74% (d)	486,109	486,109
Fidelity Investments Money Market Government Portfolio, Class I, 1.53% (d)	931,169	931,169

See notes to Schedules of Investments

Security Description	Shares	Fair Value(a)
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 1.88% (d)	138,881	$138,881
JPMorgan Prime Money Market Fund, Capital Class, 1.77% (d)	1,249,872	1,249,872
Total Collateral for Securities Loaned (Cost $3,222,673)		3,222,673
Total Investments (Cost $41,357,821) — 100.5%		43,060,059
Liabilities in excess of other assets — (0.5)%		(212,107)
NET ASSETS - 100.00%		$42,847,952

(a)

All securities, except those traded on exchanges in the United States (including ADRs), Brazil, Canada, Chile, Mexico, and Panama were fair valued at March 31, 2018. See Note 1 for further information.

(b)	All or a portion of this security is on loan.
(c)

Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of March 31, 2018, the fair value of these securities was $302,320 and amounted to 0.7% of net assets.

(d)	Rate periodically changes. Rate disclosed is the daily yield on March 31, 2018.

LP—Limited Partnership

PCL—Public Company Limited

PLC—Public Limited Company

Written Options

Exchange-traded options

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Notional Amount at Value

S&P E-Mini Option	Put	USD	2,750.00	4/20/18	64	$(367,040)
Total (Premiums Received $116,582)						$(367,040)

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOE Volatility Index (VIX) Futures	34	4/18/18	$599,976	$672,350	$72,374
NASDAQ 100 E-Mini Futures	91	6/15/18	12,650,277	12,001,080	(649,197)
					$(576,823)

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation
E-Mini S&P 500 Futures	167	6/15/18	22,762,814	22,069,050	693,765
Mini MSCI EAFE Index Futures	100	6/15/18	10,105,597	10,003,000	102,597
Mini MSCI Emerging Markets Index Futures	167	6/15/18	10,041,036	9,918,130	122,907
Russell 2000 Mini Index Futures	128	6/15/18	10,094,844	9,799,680	295,164
					$1,214,433
Total Net Futures Contracts					$637,610

	Total unrealized appreciation				1,286,807
	Total unrealized depreciation				(649,197)
	Total net unrealized appreciation (depreciation)				$637,610

See notes to Schedules of Investments

Notes to Schedules of Investments
Victory Portfolios II	March 31, 2018
(Unaudited)

1. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by Victory Portfolios II (the “Trust”) in the preparation of its Schedules of Portfolio Investments. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the Schedules of Portfolio Investments in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the Schedules of Portfolio Investments. Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies (Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services — Investment Companies).

The Trust currently offers shares of  20 funds, 18 of which are exchange-traded funds (“ETFs”). The accompanying Schedules of Portfolio Investments are those of the following 2 Funds (collectively, the “Funds” and individually, a “Fund”):

Funds	Investment Share Classes Offered	Funds Investment Objectives

Victory CEMP US 500 Enhanced Volatility Wtd Index Fund (“US 500 Enhanced Volatility Wtd Index Fund”)	Classes A, C, I and R6	Track performance of the CEMP US Large Cap 500 Long/Cash Volatility Weighted Index before expenses.
Victory CEMP Market Neutral Income Fund (“Market Neutral Income Fund”)	Classes A, C, and I	Seeks to achieve high income.

Investment Valuation:

The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

Portfolio securities listed or traded on securities exchanges, including exchange-traded funds, American Depositary Receipts (“ADRs”) and Rights, are valued at the closing price on the exchange or system where the

Notes to Schedules of Investments - continued
Victory Portfolios II	March 31, 2018
(Unaudited)

security is principally traded or at the NASDAQ Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Options are generally valued at the average of the closing bid and ask quotations on the principal exchange on which the option is traded, which are then typically categorized as level 1 in the fair value hierarchy.

Investments in open-end investment companies are valued at net asset value. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities of United States (“U.S.”) issuers (other than short-term investments maturing in 60 days or less), including corporate and municipal securities, are valued on the basis of bid valuations provided by dealers or an independent pricing service approved by the Trust’s Board of Trustees (the “Board”). Short-term investments maturing in 60 days or less may be valued at amortized cost, which approximates market value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security. These valuations are typically categorized as Level 2 in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value.

In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Funds’ net asset values are calculated. The Market Neutral Income Fund uses a systematic valuation model, provided daily by an independent third party to fair value its international equity securities. These valuations are considered as Level 2 in the fair value hierarchy.

A summary of the valuations as of March 31, 2018, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed in the Schedules of Portfolio Investments:

	Level 1 - Quoted Prices			LEVEL 2 - Other Significant Observable Inputs		Total
	Investments in Securities		Other Financial Investments^	Investments in Securities	Other Financial Investments^	Investments in Securities	Other Financial Investments^
US 500 Enhanced Volatility Wtd Index Fund
Common Stocks	$130,173,666		$—	$—	$—	$130,173,666	$—
Investment Companies	737,302		—	—	—	737,302	—
Collateral for Securities Loaned	7,876,607		—	—	—	7,876,607	—
Futures Contracts	—		(35,856)	—	—	—	(35,856)
Total	138,787,575		(35,856)	—	—	138,787,575	(35,856)

Market Neutral Income Fund
Common Stocks	$22,302,971	(a)	$—	$17,534,415	$—	$39,837,386	$—
Collateral for Securities Loaned	3,222,673		—	—	—	3,222,673	—
Option	—		—	—	(367,040)	—	(367,040)
Futures Contracts	—		637,610	—	—	—	637,610
Total	25,525,644		637,610	17,534,415	(367,040)	43,060,059	270,570

Notes to Schedules of Investments - continued
Victory Portfolios II	March 31, 2018
(Unaudited)

^  Other Financial instruments include any derivative instruments not reflected in the Schedules of Portfolio Investments as Investment Securities, such as futures contracts and written options. These instruments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

(a)  Consists of all securities traded on U.S. securities exchanges (including ADRs) and all securities listed under Brazil, Canada, Chile, Mexico, and Panama.

There were no transfers among any levels during the period ended March 31, 2018.

For the quarter ended March 31, 2018, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value

Investment Companies:

Exchange-Traded Funds:

The Funds may invest in exchange-traded funds (“ETFs”). ETFs are a type of index fund, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Open-End & Closed-End Funds:

The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

Open-end funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

Notes to Schedules of Investments - continued
Victory Portfolios II	March 31, 2018
(Unaudited)

Foreign Currency Contracts:

The Funds may enter into foreign exchange currency contracts to convert U.S. dollars to and from various foreign currencies. A foreign exchange currency contract is an obligation by a Fund to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Funds do not engage in “cross-currency” foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Funds’ foreign exchange currency contracts might be considered spot contracts (typically a contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. Each foreign exchange currency contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Fund records realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed. A Fund could be exposed to risk if a counterparty is unable to meet the terms of a foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of exchange currency contracts does not eliminate fluctuations in the underlying prices of the securities. As of March 31, 2018, the Funds had no open forward foreign exchange currency contracts.

Futures Contracts:

The Funds may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. A Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and require the Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of a Fund’s futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting a Fund’s ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.

Options Transactions:

The Funds may purchase or sell options to aid in hedging against equity price risk incurred in the normal course of pursuing its investment objective. When a Fund writes a call option, an amount equal to the premium received is included as a liability. The amount of the liability is subsequently marked-to-market to reflect the

Notes to Schedules of Investments - continued
Victory Portfolios II	March 31, 2018
(Unaudited)

current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As a writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange-traded.

Investment Transactions:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period.

Securities Lending:

The Trust has entered into a Master Securities Lending Agreement (“MSLA”) with Citibank N.A. (“Citibank” or the “Agent”). Under the terms of the MSLA, the Funds may lend securities to certain broker-dealers and banks in exchange for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked to market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are adjusted the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral.  Non-cash collateral can include U.S. Government Securities, letters of credit and certificates of deposit.  The cash collateral is invested in short-term instruments or cash equivalents as noted in the Funds’ Schedules of Portfolio Investments. The Trust does not have effective control of the non-cash collateral and therefore it is not disclosed in the Funds’ Schedules of Portfolio Investments. The Funds continue to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral. The Funds pay various fees in connection with the investment of cash collateral. The Funds pay the Agent fees based on the investment income received from securities lending activities. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them.

Securities lending transactions are entered into by a Fund under the MSLA, which permits the Fund, under certain circumstances such as an event of default, to offset amounts payable by the Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Fund.

The following table is a summary of the Funds’ securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity, which are subject to offset under the MSLA as of March 31, 2018:

Notes to Schedules of Investments - continued
Victory Portfolios II	March 31, 2018
(Unaudited)

	Gross
	Amount of
	Recognized
	Assets	Value of	Value of
	(Value of	Cash	Non-cash
	Securities on	Collateral	Collateral	Net
Fund	Loan)	Received	Received	Amount
US 500 Enhanced Volatility Wtd Index Fund	$8,122,765	$7,876,607	$319,012	$72,854
Market Neural Income Fund	3,136,009	3,222,673	—	86,664

Foreign Currency Translations:

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of a Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions.

2. Risks:

Each Fund may be subject to other risks in addition to these identified risks.

An investment in the Funds’ shares represents an indirect investment in the securities owned by the Funds, some of which will be traded on a national securities exchange or in the over-the-counter markets.  The value of the securities in which the Funds invest, like other market investments, may move up or down, sometimes rapidly and unpredictably. The value of the securities in which the Funds invest may affect the value of the Funds’ shares.  An investment in the Funds’ shares at any point in time may be worth less than the original investment, even after taking into account the reinvestment of the Funds’ distributions.

The Market Neutral Income Fund invests in securities of foreign issuers in various countries. Investing on an international basis involves certain risks not involved in domestic investments including the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency, confiscatory taxation, political or financial instability and diplomatic developments, which could affect the value of a Fund’s investments in certain foreign countries. Governments of many countries have exercised and continue to exercise substantial influence over many aspects of the private sector through the ownership or control of many companies, including some of the largest in these countries. As a result, government actions in the future could have a significant effect on economic conditions which may adversely affect prices of certain portfolio securities. There is also generally less government supervision and regulation of stock exchanges, brokers and listed companies than in the U.S. Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign withholding taxes, and special U.S. tax considerations may apply. Moreover, foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. The Schedule of Portfolio Investments includes information on each Fund’s holdings, including industry and/or geographic composition, as relevant.

Notes to Schedules of Investments - continued
Victory Portfolios II	March 31, 2018
(Unaudited)

The Funds will be subject to credit risk with respect to the amount each expects to receive from counterparties for financial instruments entered into by the Funds. The Funds may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Funds may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Funds may obtain only limited recovery or may obtain no recovery in such circumstances. The Funds typically enter into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization or, if unrated, judged by the Adviser to be of comparable quality.

3. Recent Accounting Pronouncements:

In October 2016, the Securities and Exchange Commission (“SEC”) released its Final Rules on Investment Company Reporting Modernization (the “Rules”). The Rules introduce two new regulatory reporting forms for investment companies — Form N-PORT and Form N-CEN — and also contain amendments to Regulation S-X which require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The amendments to Regulation S-X became effective for filings made with the SEC after August 1, 2017. The Fund’s adoption of these amendments, effective with the Schedules of Portfolio Investments prepared as of March 31, 2018, required additional disclosures reflected herein, but had no effect on the Funds’ net assets or results of operations.

In March 2017, the FASB issued Accounting Standards Update No. 2017-08 “Premium Amortization on Purchased Callable Debt Securities” (“ASU 2017-08”), which shortens the premium amortization period for purchased non-contingently callable debt securities. ASU 2017-08 specifies that the premium amortization period ends at the earliest call date, for purchased non-contingently callable debt securities. ASU 2017-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management is currently evaluating the implications of ASU 2017-08 and its impact on the Schedules of Portfolio Investments and related disclosures has not yet been determined.

Victory Portfolios II	Schedule of Portfolio Investments
VictoryShares US 500 Volatility Wtd ETF	March 31, 2018
(Unaudited)

Security Description	Shares	Value
Common Stocks (99.6%)

Consumer Discretionary (13.9%):
Advance Auto Parts, Inc.	3,637	$431,166
Amazon.com, Inc.(a)	540	781,563
Aramark	30,485	1,205,987
AutoNation, Inc.(a)	12,947	605,661
AutoZone, Inc.(a)	1,056	685,017
Best Buy Co., Inc.	8,780	614,512
Bright Horizons Family Solutions, Inc.(a)	15,406	1,536,287
Burlington Stores, Inc.(a)	6,256	832,986
CarMax, Inc.(a)	14,380	890,697
Carnival Corp., Class A	16,438	1,078,004
Carter’s, Inc.(b)	9,589	998,215
Charter Communications, Inc., Class A(a)	2,260	703,357
Chipotle Mexican Grill, Inc.(a)(b)	1,549	500,497
Cinemark Holdings, Inc.	18,362	691,697
Comcast Corp., Class A	22,641	773,643
D.R. Horton, Inc.	22,371	980,745
Darden Restaurants, Inc.	9,986	851,307
DISH Network Corp.(a)	18,114	686,339
Dollar General Corp.(b)	10,654	996,681
Dollar Tree, Inc.(a)	10,250	972,725
Domino’s Pizza, Inc.	3,246	758,136
Dunkin’ Brands Group, Inc.(b)	16,130	962,800
Floor & Decor Holdings, Inc., Class A(a)	10,852	565,606
Foot Locker, Inc.	8,496	386,908
Ford Motor Co.	93,146	1,032,058
Gentex Corp.	37,281	858,209
Genuine Parts Co.(b)	9,902	889,596
Grand Canyon Education, Inc.(a)	7,760	814,179
Harley-Davidson, Inc.	17,171	736,292
Hilton Grand Vacations, Inc.(a)	21,244	913,917
Hilton Worldwide Holdings, Inc.	14,882	1,172,106
Hyatt Hotels Corp., Class A	13,821	1,053,989
Kohl’s Corp.	10,033	657,262
L Brands, Inc.	11,013	420,807
Las Vegas Sands Corp.	14,277	1,026,516
Lear Corp.	4,950	921,145
Leggett & Platt, Inc.	21,772	965,806
Lennar Corp., Class A	14,749	869,306
Lions Gate Entertainment Corp.	21,604	558,031
LKQ Corp.(a)	29,746	1,128,860
Lowe’s Co., Inc.	9,648	846,612
Macy’s, Inc.(b)	16,551	492,227
Marriott International, Inc., Class A	7,674	1,043,511
McDonald’s Corp.	8,654	1,353,312
MGM Resorts International	24,075	843,107
Mohawk Industries, Inc.(a)	5,144	1,194,539
Netflix, Inc.(a)	1,870	552,305
Newell Brands, Inc.	14,111	359,548
Nike, Inc., Class B	13,321	885,047
Nordstrom, Inc.	13,041	631,315
Norwegian Cruise Line Holdings Ltd.(a)	15,114	800,589
NVR, Inc.(a)	241	674,800
Omnicom Group, Inc.(b)	12,102	879,452
O’Reilly Automotive, Inc.(a)	2,267	560,810

See notes to schedules of investments.

Security Description	Shares	Value
Pool Corp.	5,525	$807,866
PulteGroup, Inc.	34,590	1,020,059
PVH Corp.	7,553	1,143,751
Ross Stores, Inc.	10,489	817,932
Royal Caribbean Cruises Ltd.	7,314	861,150
Service Corp. International	31,515	1,189,376
Servicemaster Global Holdings, Inc.(a)	17,952	912,859
Starbucks Corp.	18,912	1,094,816
Target Corp.	9,444	655,697
The Gap, Inc.	18,462	576,014
The Home Depot, Inc.	6,201	1,105,267
The Interpublic Group of Co., Inc.	27,569	634,914
The TJX Co., Inc.	12,475	1,017,461
The Walt Disney Co.	10,037	1,008,116
Thor Industries, Inc.	5,571	641,612
Tiffany & Co.	9,879	964,783
Time Warner, Inc.	14,177	1,340,862
Toll Brothers, Inc.	18,079	781,917
Tractor Supply Co.	11,929	751,766
Twenty-First Century Fox, Inc., Class A	19,351	709,988
Ulta Salon, Cosmetics & Fragrance, Inc.(a)	2,992	611,176
Viacom, Inc., Class B	14,933	463,819
Weight Watchers International, Inc.(a)	5,865	373,718
Williams-Sonoma, Inc.	11,467	604,999
Wyndham Worldwide Corp.	8,711	996,800
Wynn Resorts Ltd.	3,692	673,273
Yum! Brands, Inc.	15,074	1,283,249
		67,669,029
Consumer Staples (8.5%):
Altria Group, Inc.	15,286	952,624
Archer-Daniels-Midland Co.	26,562	1,151,994
Blue Buffalo Pet Products, Inc.(a)	16,428	653,999
Brown-Forman Corp., Class B	21,099	1,147,786
Campbell Soup Co.(b)	17,144	742,507
Church & Dwight Co., Inc.	24,132	1,215,288
Colgate-Palmolive Co.	19,496	1,397,473
Conagra Brands, Inc.	31,242	1,152,205
Constellation Brands, Inc., Class A	6,037	1,375,953
Costco Wholesale Corp.	5,488	1,034,104
CVS Health Corp.	12,061	750,315
Dr Pepper Snapple Group, Inc.	6,472	766,155
General Mills, Inc.	19,386	873,533
Hormel Foods Corp.(b)	31,907	1,095,048
Ingredion, Inc.	10,289	1,326,457
Kellogg Co.	14,257	926,848
Kimberly-Clark Corp.	10,871	1,197,223
Lamb Weston Holdings, Inc.	22,212	1,293,183
McCormick & Co., Inc.(b)	9,357	995,491
Molson Coors Brewing Co., Class B	14,701	1,107,426
Mondelez International, Inc., Class A	28,916	1,206,665
Monster Beverage Corp.(a)	21,230	1,214,568
National Beverage Corp.(b)	5,489	488,631
Philip Morris International, Inc.	11,173	1,110,596
Pilgrim’s Pride Corp.(a)	27,989	688,809
Pinnacle Foods, Inc.	19,966	1,080,161

See notes to schedules of investments.

Security Description	Shares	Value
Seaboard Corp.	227	$968,155
Spectrum Brands Holdings, Inc.(b)	7,550	782,935
Sysco Corp.	17,873	1,071,665
The Clorox Co.	8,658	1,152,466
The Estee Lauder Cos., Inc., Class A	7,218	1,080,679
The Hershey Co.	12,164	1,203,749
The J.M. Smucker Co.	6,518	808,297
The Kraft Heinz Co.	19,941	1,242,125
The Kroger Co.	27,196	651,072
The Procter & Gamble Co.	19,229	1,524,476
Tyson Foods, Inc., Class A	14,621	1,070,111
US Foods Holding Corp.(a)	26,861	880,235
Walgreens Boots Alliance, Inc.	12,748	834,612
Wal-Mart Stores, Inc.	9,856	876,888
		41,092,507
Energy (3.6%):
Andeavor	10,353	1,041,098
Apache Corp.	16,627	639,807
Centennial Resource Development, Inc.(a)	32,785	601,605
Cheniere Energy Partners LP Holdings LLC	38,457	1,061,798
Chevron Corp.	10,016	1,142,225
Cimarex Energy Co.	8,248	771,188
Devon Energy Corp.	19,504	620,032
Diamondback Energy, Inc.(a)	5,609	709,651
EOG Resources, Inc.	9,469	996,802
EQT Corp.	12,898	612,784
Exxon Mobil Corp.	18,606	1,388,193
Marathon Petroleum Corp.	14,868	1,086,999
Newfield Exploration Co.(a)	21,885	534,432
Occidental Petroleum Corp.	19,194	1,246,842
ONEOK, Inc.(b)	17,374	988,928
Phillips 66	13,314	1,277,078
RSP Permian, Inc.(a)	15,122	708,919
The Williams Cos., Inc.	40,082	996,439
Valero Energy Corp.	12,349	1,145,617
		17,570,437
Financials (20.4%):
Affiliated Managers Group, Inc.	5,274	999,845
Aflac, Inc.	29,692	1,299,322
Ally Financial, Inc.	35,419	961,626
American Financial Group, Inc.	9,568	1,073,721
Ameriprise Financial, Inc.	6,415	949,035
Arthur J. Gallagher & Co.	18,703	1,285,457
Associated Banc-Corp.	37,422	929,937
Athene Holding Ltd., Class A(a)	17,511	837,201
Bank of America Corp.	31,666	949,663
Bank of The Ozarks, Inc.	13,408	647,204
BankUnited, Inc.	20,806	831,824
BB&T Corp.	21,011	1,093,412
Berkshire Hathaway, Inc., Class B(a)	6,313	1,259,317
BlackRock, Inc., Class A(b)	2,088	1,131,111
BOK Financial Corp.	10,803	1,069,389
Brown & Brown, Inc.	59,048	1,502,180

See notes to schedules of investments.

Security Description	Shares	Value
CBOE Holdings, Inc.	7,974	$909,833
Cincinnati Financial Corp.(b)	14,783	1,097,786
Citizens Financial Group, Inc.	19,272	809,039
CME Group, Inc.	7,415	1,199,302
CNA Financial Corp.	20,279	1,000,769
Comerica, Inc.	9,487	910,088
Commerce Bank, Inc.(b)	19,282	1,155,185
Credit Acceptance Corp.(a)(b)	2,304	761,265
Cullen/Frost Bankers, Inc.(b)	8,821	935,643
Discover Financial Services	13,162	946,743
E*TRADE Financial Corp.(a)	17,755	983,805
East West Bancorp, Inc.	13,251	828,718
Eaton Vance Corp.(b)	20,264	1,128,097
Erie Indemnity Co., Class A	8,695	1,022,880
Essent Group Ltd.(a)	17,101	727,819
FactSet Research Systems, Inc.(b)	4,763	949,837
Fifth Third BanCorp(b)	31,845	1,011,079
First American Financial Corp.	21,395	1,255,459
First Citizens BancShares, Inc., Class A	1,923	794,661
First Republic Bank	9,591	888,223
FNB Corp.	64,886	872,717
Hancock Holding Co.	15,837	818,773
Hanover Insurance Group, Inc.	10,029	1,182,319
Huntington Bancshares, Inc.	63,767	962,882
IBERIABANK Corp.	10,456	815,568
Intercontinental Exchange, Inc.	15,774	1,143,930
Invesco Ltd.	30,931	990,101
JPMorgan Chase & Co.	10,627	1,168,650
KeyCorp	44,486	869,701
Lincoln National Corp.	12,618	921,871
Loews Corp.	28,159	1,400,347
LPL Financial Holdings, Inc.	14,734	899,805
M&T Bank Corp.	5,532	1,019,880
MarketAxess Holdings, Inc.	4,320	939,341
Marsh & McLennan Co., Inc.	16,399	1,354,393
MGIC Investment Corp.(a)	58,634	762,242
Moody’s Corp.(b)	7,084	1,142,649
Morgan Stanley	17,935	967,773
MSCI, Inc.	6,509	972,900
Nasdaq, Inc.	16,052	1,384,004
New York Community Bancorp, Inc.(b)	72,411	943,515
Northern Trust Corp.	9,148	943,433
Old Republic International Corp.	50,302	1,078,978
PacWest Bancorp	16,619	823,139
People’s United Financial, Inc.(b)	60,224	1,123,780
Pinnacle Financial Partners, Inc.	14,683	942,649
Primerica, Inc.	8,718	842,159
Principal Financial Group, Inc.	16,748	1,020,121
Prosperity Bancshares, Inc.	11,197	813,238
Prudential Financial, Inc.	9,212	953,903
Raymond James Financial, Inc.	10,980	981,722
Regions Financial Corp.	49,181	913,783
Reinsurance Group of America, Inc.	7,540	1,161,160
S&P Global, Inc.	5,439	1,039,175
Santander Consumer USA Holdings, Inc.	49,438	805,839
SEI Investments Co.	17,469	1,308,604

See notes to schedules of investments.

Security Description	Shares	Value
Signature Bank(a)	5,341	$758,155
SLM Corp.(a)	63,919	716,532
State Street Corp.	10,529	1,050,057
SunTrust Banks, Inc.	14,623	994,949
SVB Financial Group(a)	2,660	638,427
Synchrony Financial	22,959	769,815
Synovus Financial Corp.	20,791	1,038,303
T. Rowe Price Group, Inc.	9,561	1,032,301
TD Ameritrade Holding Corp.	15,491	917,532
Texas Capital Bancshares, Inc.(a)	8,186	735,921
The Allstate Corp.	12,259	1,162,153
The Bank of New York Mellon Corp.	20,285	1,045,286
The Charles Schwab Corp.	17,667	922,571
The PNC Financial Services Group, Inc.	7,556	1,142,769
The Progressive Corp.	18,974	1,156,086
The Travelers Co., Inc.	8,274	1,148,928
Torchmark Corp.	17,722	1,491,660
U.S. Bancorp	25,096	1,267,347
Umpqua Holdings Corp.	42,293	905,493
Unum Group	21,909	1,043,087
W.R. Berkley Corp.	18,595	1,351,857
Webster Financial Corp.	15,563	862,190
Wells Fargo & Co.	17,738	929,649
Western Alliance BanCorp(a)	14,598	848,290
Wintrust Financial Corp.	10,076	867,040
Zions BanCorp	16,037	845,631
		98,063,548
Health Care (7.4%):
AbbVie, Inc.	6,352	601,217
ABIOMED, Inc.(a)	2,650	771,124
Alexion Pharmaceuticals, Inc.(a)	5,589	622,950
Align Technology, Inc.(a)	2,089	524,611
Anthem, Inc.	4,356	957,013
BIO-RAD Laboratories, Inc., Class A(a)	2,451	612,946
Bio-Techne Corp.	8,264	1,248,195
Cantel Medical Corp.	6,489	722,939
Cardinal Health, Inc.	11,268	706,278
Centene Corp.(a)	7,298	779,937
Cerner Corp.(a)	14,410	835,780
Cigna Corp.	5,509	924,080
Danaher Corp.	12,681	1,241,596
Encompass Health Corp.	15,822	904,544
Exelixis, Inc.(a)	17,373	384,812
Express Scripts Holding Co.(a)	11,835	817,562
Globus Medical, Inc., Class A(a)	14,939	744,261
HCA Holdings, Inc.	8,866	860,002
Hill-Rom Holdings, Inc.	11,485	999,195
Hologic, Inc.(a)(b)	24,299	907,811
Humana, Inc.	3,775	1,014,833
IDEXX Laboratories, Inc.(a)	4,432	848,240
Illumina, Inc.(a)	2,836	670,487
IQVIA Holdings, Inc.(a)	10,502	1,030,351
Laboratory Corp. of America Holdings(a)	6,996	1,131,603
Masimo Corp.(a)	9,584	842,913

See notes to schedules of investments.

Security Description	Shares	Value
McKesson Corp.	5,671	$798,874
Mednax, Inc.(a)	10,047	558,915
Mettler-Toledo International, Inc.(a)	1,776	1,021,253
Mylan NV(a)	14,130	581,732
Pfizer, Inc.	36,380	1,291,126
Quest Diagnostics, Inc.	11,028	1,106,108
Regeneron Pharmaceuticals, Inc.(a)	2,161	744,162
ResMed, Inc.	8,151	802,629
The Cooper Co., Inc.	3,704	847,512
Thermo Fisher Scientific, Inc.	5,017	1,035,810
UnitedHealth Group, Inc.	4,885	1,045,390
Universal Health Services, Inc., Class B	6,873	813,832
Veeva Systems, Inc.(a)	7,490	546,920
WellCare Health Plans, Inc.(a)	4,295	831,641
Zimmer Biomet Holdings, Inc.	8,400	915,936
Zoetis, Inc.	14,749	1,231,689
		35,878,809
Industrials (19.3%):
3M Co.	4,860	1,066,867
A.O. Smith Corp.	19,430	1,235,554
Acuity Brands, Inc.	3,984	554,533
Aecom(a)	25,087	893,850
Air Lease Corp.	22,395	954,475
Alaska Air Group, Inc.	10,317	639,241
Allison Transmission Holdings, Inc.	23,778	928,769
AMERCO, Inc.	3,015	1,040,477
American Airlines Group, Inc.	13,206	686,184
AMETEK, Inc.	18,737	1,423,450
C.H. Robinson Worldwide, Inc.(b)	11,534	1,080,851
Carlisle Cos., Inc.	11,370	1,187,142
Cintas Corp.	5,772	984,588
Copart, Inc.(a)	19,138	974,698
CSX Corp.	13,618	758,659
Curtiss-Wright Corp.	8,121	1,096,903
Delta Air Lines, Inc.	15,215	833,934
Donaldson Co., Inc.(b)	26,902	1,211,935
Dover Corp.	11,058	1,086,117
Eaton Corp. PLC	14,028	1,120,977
EMCOR Group, Inc.	12,109	943,654
Emerson Electric Co.	16,823	1,149,011
Equifax, Inc.	5,129	604,247
Expeditors International of Washington, Inc.	16,451	1,041,348
Fastenal Co.(b)	16,240	886,542
FedEx Corp.	4,655	1,117,712
Fortive Corp.	16,273	1,261,483
Fortune Brands Home & Security, Inc.	18,267	1,075,744
General Dynamics Corp.	4,768	1,053,251
Genesee & Wyoming, Inc., Class A(a)	14,184	1,004,085
Graco, Inc.	20,977	959,068
HD Supply Holdings, Inc.(a)	26,038	987,882
HEICO Corp.	10,332	896,921
Hexcel Corp.	16,553	1,069,158
Hubbell, Inc.	9,516	1,158,858
Huntington Ingalls Industries, Inc.	3,314	854,217
IDEX Corp.	9,500	1,353,844

See notes to schedules of investments.

Security Description	Shares	Value
Ingersoll-Rand PLC	12,169	$1,040,571
J.B. Hunt Transport Services, Inc.	8,614	1,009,130
Jacobs Engineering Group, Inc.	14,859	878,910
JetBlue Airways Corp.(a)(b)	34,041	691,713
Kansas City Southern	9,742	1,070,159
KAR Auction Services, Inc.(b)	19,719	1,068,770
Kirby Corp.(a)	11,794	907,548
Knight-Swift Transportation Holdings, Inc.	17,142	788,703
L3 Technologies, Inc.	5,784	1,203,072
Landstar System, Inc.	8,694	953,297
Lennox International, Inc.	4,631	946,437
Lincoln Electric Holdings, Inc.	11,238	1,010,858
ManpowerGroup, Inc.	7,104	817,670
Masco Corp.	26,702	1,079,829
MSC Industrial Direct Co., Inc., Class A	7,723	708,276
Nielsen Holdings PLC	23,568	749,227
Nordson Corp.	5,609	764,731
Norfolk Southern Corp.	7,216	979,788
Northrop Grumman Corp.	3,500	1,221,920
Old Dominion Freight Line, Inc.	6,651	977,497
Orbital ATK, Inc.	6,509	863,158
Oshkosh Corp.	11,115	858,856
PACCAR, Inc.	14,464	957,083
Parker-Hannifin Corp.	6,391	1,093,053
Quanta Services, Inc.(a)	26,744	918,656
Raytheon Co.	6,102	1,316,934
Republic Services, Inc., Class A	21,087	1,396,592
Robert Half International, Inc.	14,189	821,401
Rockwell Collins, Inc.	8,621	1,162,542
Rollins, Inc.(b)	20,937	1,068,415
Roper Technologies, Inc.	4,500	1,263,105
Schneider National, Inc.	27,110	706,487
Sensata Technologies Holding PLC(a)(b)	19,610	1,016,386
Snap-on, Inc.	6,472	954,879
Southwest Airlines Co.	15,193	870,255
Stanley Black & Decker, Inc.	7,865	1,204,918
Teledyne Technologies, Inc.(a)	5,329	997,429
The Boeing Co.	2,488	815,765
The Dun & Bradstreet Corp.	8,398	982,566
The Middleby Corp.(a)	6,730	833,107
Toro Co.	15,462	965,602
TransDigm Group, Inc.(b)	3,325	1,020,576
TransUnion(a)	13,837	785,665
Trinity Industries, Inc.	25,181	821,656
Union Pacific Corp.	7,062	949,345
United Continental Holdings, Inc.(a)	8,938	620,923
United Parcel Service, Inc., Class B	10,122	1,059,369
United Rentals, Inc.(a)	4,452	768,994
United Technologies Corp.	8,523	1,072,364
Verisk Analytics, Inc., Class A(a)	12,929	1,344,617
W.W. Grainger, Inc.	2,119	598,130
WABCO Holdings, Inc.(a)(b)	7,832	1,048,470
Wabtec Corp.(b)	9,051	736,751
Waste Management, Inc.	16,526	1,390,167
Watsco, Inc.	8,258	1,494,450

See notes to schedules of investments.

Security Description	Shares	Value
Woodward, Inc.	9,225	$661,064
XPO Logistics, Inc.(a)	6,480	659,729
Xylem, Inc.	17,132	1,317,793
		93,461,587
Information Technology (12.4%):
Adobe Systems, Inc.(a)	3,703	800,144
Akamai Technologies, Inc.(a)	9,620	682,828
Alliance Data Systems Corp.	3,311	704,779
Amdocs Ltd.	23,772	1,586,068
Analog Devices, Inc.	10,413	948,936
ANSYS, Inc.(a)	5,710	894,700
Apple, Inc.	5,862	983,526
Applied Materials, Inc.	10,451	581,180
Arista Networks, Inc.(a)	1,465	374,015
Arrow Electronics, Inc.(a)	14,762	1,136,970
Aspen Technology, Inc.(a)	12,750	1,005,848
Automatic Data Processing, Inc.	8,371	949,941
Avnet, Inc.	24,761	1,034,019
Blackbaud, Inc.	7,626	776,403
Booz Allen Hamilton Holdings Corp.	28,429	1,100,771
Broadcom Ltd.	3,251	766,098
Broadridge Financial Solutions, Inc.	13,026	1,428,822
CDK Global, Inc.	15,320	970,369
CDW Corp. of Delaware	13,353	938,849
Coherent, Inc.(a)(b)	1,859	348,377
CommScope Holding Co., Inc.(a)	20,406	815,628
Costar Group, Inc.(a)(b)	3,075	1,115,241
Echostar Holding Corp.(a)	16,029	845,850
F5 Networks, Inc.(a)	5,796	838,160
Facebook, Inc., Class A(a)	4,994	797,991
Fair Isaac Corp.	6,208	1,051,448
Fidelity National Information Services, Inc.	15,176	1,461,450
First Data Corp., Class A(a)(b)	56,279	900,464
Fiserv, Inc.(a)	17,678	1,260,618
FleetCor Technologies, Inc.(a)	4,523	915,908
Flextronics International Ltd.(a)	54,391	888,205
Genpact Ltd.	40,505	1,295,755
Global Payments, Inc.	8,840	985,837
GoDaddy, Inc., Class A(a)	12,775	784,641
GrubHub, Inc.(a)	4,559	462,602
Harris Corp.	8,011	1,292,013
HP, Inc.	37,903	830,834
InterActive Corp.(a)(b)	4,803	751,093
IPG Photonics Corp.(a)	2,630	613,789
Jack Henry & Associates, Inc.	12,078	1,460,834
Leidos Holdings, Inc.	15,156	991,202
Mastercard, Inc., Class A	6,521	1,142,218
MAXIMUS, Inc.	18,366	1,225,747
Micron Technology, Inc.(a)	9,284	484,068
Microsemi Corp.(a)	12,737	824,339
MKS Instruments, Inc.	4,985	576,515
Monolithic Power Systems, Inc.	6,363	736,645
Nvidia Corp.	2,334	540,531
ON Semiconductor Corp.(a)	26,041	636,963
Oracle Corp.	18,453	844,225

See notes to schedules of investments.

Security Description	Shares	Value
Paychex, Inc.	17,393	$1,071,235
Paycom Software, Inc.(a)	7,034	755,381
PayPal Holdings, Inc.(a)	9,636	731,083
Red Hat, Inc.(a)	6,870	1,027,134
Seagate Technology PLC	9,334	546,226
Skyworks Solutions, Inc.	6,433	644,973
SS&C Technologies Holdings, Inc.	17,790	954,256
SYNNEX Corp.	6,664	789,018
Texas Instruments, Inc.	8,500	883,065
Total System Services, Inc.	12,711	1,096,451
Tyler Technologies, Inc.(a)	4,846	1,022,312
Universal Display Corp.	3,528	356,328
VeriSign, Inc.(a)	9,874	1,170,661
Visa, Inc., Class A	9,968	1,192,372
VMware, Inc., Class A(a)	4,708	570,939
WEX, Inc.(a)	5,949	931,732
Xilinx, Inc.	11,155	805,837
		59,932,460
Materials (5.9%):
Air Products & Chemicals, Inc.	7,757	1,233,596
AptarGroup, Inc.(b)	12,973	1,165,365
Ball Corp.	27,891	1,107,552
Berry Global Group, Inc.(a)	24,475	1,341,474
Celanese Corp., Series A	11,038	1,106,118
Eagle Materials, Inc., Class A	7,719	795,443
Eastman Chemical Co.	11,872	1,253,446
Ecolab, Inc.	12,501	1,713,511
Freeport-McMoRan, Inc.	29,270	514,274
Graphic Packaging Holding Co.	69,078	1,060,347
Huntsman Corp.	26,296	769,158
International Paper Co.	19,630	1,048,831
Lyondellbasell Industries NV, Class A	8,930	943,722
Martin Marietta Materials, Inc.	3,650	756,645
NewMarket Corp.	3,151	1,265,693
Nucor Corp.	12,654	773,033
Packaging Corp. of America	9,125	1,028,388
PPG Industries, Inc.	10,558	1,178,273
Praxair, Inc.	7,392	1,066,666
Reliance Steel & Aluminum Co.	10,123	867,946
RPM International, Inc.	21,698	1,034,344
Sonoco Products Co.	25,306	1,227,341
Steel Dynamics, Inc.	16,537	731,266
The Chemours Co.	12,097	589,245
The Sherwin-Williams Co.	2,979	1,168,125
Vulcan Materials Co.(b)	6,613	755,006
Westlake Chemical Corp.	7,818	868,971
WestRock Co.	15,523	996,111
		28,359,890
Real Estate (0.7%):
CBRE Group, Inc., Class A(a)	24,597	1,161,470
Howard Hughes Corp.(a)	9,473	1,317,978
Jones Lang LaSalle, Inc.	5,754	1,004,879
		3,484,327

See notes to schedules of investments.

Security Description	Shares	Value
Telecommunication Services (0.9%):
AT&T, Inc.	25,744	$917,774
CenturyLink, Inc.	28,205	463,408
T-Mobile US, Inc.(a)	13,659	833,745
Verizon Communications, Inc.	20,997	1,004,077
Zayo Group Holdings, Inc.(a)	30,442	1,039,898
		4,258,902
Utilities (6.6%):
Alliant Energy Corp.	37,498	1,532,168
American Electric Power Co., Inc.	23,522	1,613,374
Aqua America, Inc.(b)	43,499	1,481,576
Atmos Energy Corp.	19,489	1,641,753
CenterPoint Energy, Inc.	51,498	1,411,045
Consolidated Edison, Inc.	20,944	1,632,375
Dominion Resources, Inc.	21,244	1,432,483
DTE Energy Co.	15,041	1,570,280
Duke Energy Corp.	22,235	1,722,545
Eversource Energy	22,877	1,347,913
Exelon Corp.	37,821	1,475,397
MDU Resources Group, Inc.	46,822	1,318,508
NextEra Energy, Inc.	9,179	1,499,206
OGE Energy Corp.	42,669	1,398,263
PG&E Corp.	16,835	739,562
Pinnacle West Capital Corp.	18,340	1,463,532
PPL Corp.	46,854	1,325,500
Public Service Enterprise Group, Inc.	30,287	1,521,619
Vectren Corp.	19,164	1,224,963
WEC Energy Group, Inc.(b)	25,704	1,611,641
Westar Energy, Inc.	27,488	1,445,594
Xcel Energy, Inc.	36,904	1,678,394
		32,087,691
Total Common Stocks (Cost $449,308,562)		481,859,187

Collateral for Securities Loaned (3.8%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 1.76%(c)	2,387,102	2,387,102
Fidelity Investments Money Market Government Portfolio, Class I, 1.53%(c)	5,335,021	5,335,021
Fidelity Investments Prime Money Market Portfolio, Class I, 1.74%(c)	2,785,104	2,785,104
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 1.88%(c)	795,701	795,701
JPMorgan Prime Money Market Fund, Capital Class, 1.77%(c)	7,160,989	7,160,989
Total Collateral for Securities Loaned (Cost $18,463,917)		18,463,917
Total Investments (Cost $467,772,479) — 103.4%		500,323,104
Liabilities in excess of other assets — (3.4)%		(16,670,989)
NET ASSETS - 100.00%		$483,652,115

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Rate periodically changes. Rate disclosed is the daily yield on March 31, 2018.

LP—Limited Partnership

PLC—Public Limited Company

See notes to schedules of investments.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Depreciation
E-Mini S&P 500 Futures	11	6/15/18	$1,496,024	$1,453,650	$(42,374)

	Total unrealized appreciation				$—
	Total unrealized depreciation				(42,374)
	Total net unrealized appreciation (depreciation)				$(42,374)

See notes to schedules of investments.

Victory Portfolios II	Schedule of Portfolio Investments
VictoryShares US Small Cap Volatility Wtd ETF	March 31, 2018
(Unaudited)

Security Description	Shares	Value
Common Stocks (99.7%)

Consumer Discretionary (16.5%):
American Axle & Manufacturing Holdings, Inc.(a)	4,037	$61,443
American Public Education, Inc.(a)	974	41,882
America’s Car-Mart, Inc./TX(a)	1,505	75,928
Asbury Automotive Group, Inc.(a)	1,084	73,170
At Home Group, Inc.(a)	1,400	44,856
Bassett Furniture Industries, Inc.	1,728	52,445
BBX Capital Corp.	7,288	67,122
Big Lots, Inc.	1,493	64,990
BJ’s Restaurants, Inc.	1,482	66,542
Bloomin’ Brands, Inc.(b)	2,588	62,837
Bojangles’, Inc.(a)(b)	4,122	57,090
Boot Barn Holdings, Inc.(a)	1,836	32,552
Brinker International, Inc.	1,673	60,395
Capella Education Co.	568	49,615
Carriage Services, Inc.	3,329	92,080
Cavco Industries, Inc.(a)	355	61,681
Century Communities, Inc.(a)	2,241	67,118
Chico’s FAS, Inc.	4,505	40,725
Chuy’s Holdings, Inc.(a)	2,310	60,522
Cooper-Standard Holding(a)	702	86,213
Core-Mark Holding Co., Inc.	1,816	38,608
Dave & Buster’s Entertainment, Inc.(a)(b)	994	41,490
Del Taco Restaurants, Inc.(a)(b)	4,720	48,899
Denny’s Corp.(a)	6,094	94,030
Dorman Products, Inc.(a)	938	62,105
DSW, Inc., Class A	2,308	51,838
Entravision Communications Corp.	10,742	50,487
Ethan Allen Interiors, Inc.(b)	2,798	64,214
Flexsteel Industries, Inc.	1,494	59,133
Fox Factory Holding Corp.(a)(b)	2,089	72,906
Francesca’s Holdings Corp.(a)	7,005	33,624
GameStop Corp., Class A(b)	3,689	46,555
Golden Entertainment, Inc.(a)	2,070	48,086
Gray Television, Inc.(a)	4,597	58,382
Group 1 Automotive, Inc.(b)	801	52,337
Haverty Furniture Cos., Inc.	2,737	55,151
Hemisphere Media Group, Inc.(a)	9,044	101,746
Hooker Furniture Corp.	1,607	58,977
Installed Building Products, Inc.(a)	846	50,802
International Speedway Corp., Class A	1,736	76,558
iRobot Corp.(a)	413	26,510
J. Jill, Inc.(a)	2,472	10,926
Jack in the Box, Inc.	984	83,965
Johnson Outdoors, Inc., A	726	45,012
KB Home	2,239	63,700
La Quinta Holdings, Inc.(a)(b)	5,766	109,034
La-Z-Boy, Inc.	1,630	48,819
LCI Industries	622	64,781
LGI Homes, Inc.(a)(b)	839	59,208
Lithia Motors, Inc.	683	68,655
M/I Homes, Inc.(a)	2,874	91,536
Marcus Corp.	2,727	82,764
MarineMax, Inc.(a)	1,737	33,785
MCBC Holdings, Inc.(a)	2,240	56,448

See notes to schedules of investments.

Security Description	Shares	Value
MDC Holdings, Inc.	2,356	$65,780
Meredith Corp.(b)	1,058	56,920
Meritage Homes Corp.(a)	1,574	71,224
Monarch Casino & Resort, Inc.(a)	1,733	73,289
Monro Muffler Brake, Inc.	1,114	59,710
MSG Networks, Inc., Class A(a)(b)	2,525	57,065
Nacco Industries, Inc.	659	21,648
Nautilus, Inc.(a)	3,930	52,859
New Home Co., Inc. (The)(a)	5,816	64,441
Nutrisystem, Inc.	1,313	35,385
Oxford Industries, Inc.	853	63,600
Papa John’s International, Inc.(b)	1,037	59,420
Perry Ellis International, Inc.(a)	2,053	52,967
PetMed Express, Inc.(b)	830	34,653
Pinnacle Entertainment, Inc.(a)	2,786	83,998
Red Robin Gourmet Burgers, Inc.(a)	657	38,106
Ruth’s Hospitality Group, Inc.	3,538	86,504
Sally Beauty Holdings, Inc.(a)(b)	3,313	54,499
Sonic Corp.	3,353	84,596
Steven Madden Ltd.	1,768	77,615
Stoneridge, Inc.(a)	2,262	62,431
Strayer Education, Inc.	753	76,091
Sturm Ruger & Co.(b)	1,032	54,180
Taylor Morrison Home Corp., Class A(a)	3,270	76,126
Tempur Sealy International, Inc.(a)	1,011	45,788
The Buckle, Inc.(b)	2,012	44,566
The Cheesecake Factory, Inc.(b)	1,523	73,439
The Children’s Place, Inc.	476	64,379
TRI Pointe Group, Inc.(a)	4,577	75,200
Unifi, Inc.(a)	2,225	80,657
Wingstop, Inc.	1,292	61,021
Winnebago Industries, Inc.	1,174	44,142
World Wrestling Entertainment, Inc.	1,826	65,754
		5,248,330
Consumer Staples (4.4%):
B&G Foods, Inc.(b)	1,901	45,054
Calavo Growers, Inc.(b)	1,091	100,590
Central Garden & Pet Co.(a)	1,482	63,726
Darling Ingredients, Inc.(a)(b)	3,802	65,775
Elf Beauty, Inc.(a)	2,292	44,396
Hostess Brands, Inc.(a)	3,961	58,583
Ingles Markets, Inc., Class A	1,304	44,140
Inter Parfums, Inc.	1,641	77,373
J&J Snack Foods Corp.	676	92,315
John B. Sanfilippo & Son, Inc.	1,248	72,222
Medifast, Inc.	666	62,238
MGP Ingredients, Inc.	790	70,776
PriceSmart, Inc.	1,108	92,574
Sanderson Farms, Inc.	514	61,176
The Boston Beer Co., Inc.(a)	352	66,546
Tootsie Roll Industries, Inc.(b)	4,613	135,862
United Natural Foods, Inc.(a)(b)	1,393	59,815
WD-40 Co.	879	115,764

See notes to schedules of investments.

Security Description	Shares	Value
Weis Markets, Inc.(b)	1,460	$59,831
		1,388,756
Energy (2.1%):
Arch Coal, Inc.	721	66,245
Callon Petroleum Co.(a)	4,184	55,396
Exterran Corp.(a)	2,128	56,818
Gulfport Energy Corp.(a)	4,168	40,221
Laredo Petroleum, Inc.(a)	4,817	41,956
McDermott International, Inc.(a)	6,338	38,598
Midstates Petroleum Co., Inc.(a)	4,155	55,386
Par Pacific Holdings, Inc.(a)(b)	4,910	84,305
Rex American Resources Corp.(a)	952	69,306
Smart Sand, Inc.(a)(b)	3,771	21,947
SRC Energy, Inc.(a)	5,553	52,365
U.S. Silica Holdings, Inc.(b)	1,388	35,422
Unit Corp.(a)	2,015	39,816
		657,781
Financials (24.7%):
1st Source Corp.	2,006	101,544
American Equity Investment Life Holding Co.	2,546	74,751
Ameris Bancorp	1,546	81,783
AMERISAFE, Inc.	1,503	83,041
Banc of California, Inc.	3,778	72,915
BancFirst Corp.	1,476	78,376
BofI Holding, Inc.(a)	1,761	71,373
Brookline BanCorp, Inc.	5,963	96,601
Cadence BanCorp	2,553	69,518
Capitol Federal Financial, Inc.(b)	9,511	117,461
Centerstate Banks, Inc.	3,459	91,767
Central Pacific Financial Corp.	3,148	89,592
City Holding Co.	1,285	88,100
Cohen & Steers, Inc.	2,509	102,016
Community Bank System, Inc.(b)	1,722	92,230
Connectone BanCorp, Inc.	2,838	81,734
Customers BanCorp, Inc.(a)	2,383	69,464
CVB Financial Corp.	3,784	85,670
Eagle Bancorp, Inc.(a)	739	44,229
Employers Holdings, Inc.	2,223	89,920
Encore Capital Group, Inc.(a)	1,544	69,788
Enterprise Financial Services Corp.	2,290	107,400
FB Financial Corp.(a)	2,223	90,232
FBL Financial Group, Inc., Class A	954	66,160
FCB Financial Holdings, Inc.(a)	1,544	78,898
Financial Engines, Inc.	1,127	39,445
First BanCorp	2,906	103,599
First Busey Corp.	3,327	98,878
First Commonwealth Financial Corp.	6,537	92,368
First Financial Bancorp	2,661	78,100
First Interstate BancSystem, Inc., Class A	2,269	89,739
First Merchants Corp.	2,347	97,870
First Midwest Bancorp, Inc.	3,534	86,901
Genworth Financial, Inc., Class A(a)	16,099	45,560
Great Western BanCorp, Inc.	1,849	74,459
Hanmi Financial Corp.	2,851	87,668

See notes to schedules of investments.

Security Description	Shares	Value
Heartland Financial USA, Inc.	1,859	$98,620
Heritage Financial Corp.	3,021	92,443
Hilltop Holdings, Inc.	3,010	70,615
Hope Bancorp, Inc.	4,414	80,291
Horace Mann Educators Corp.	2,089	89,305
Independent Bank Corp.	1,208	86,432
Independent Bank Group, Inc.	1,110	78,477
Infinity Property & Casualty Corp.	521	61,686
International Bancshares Corp.	2,066	80,367
Kearny Financial Corp.	9,135	118,755
Kinsale Capital Group, Inc.	1,256	64,470
Lakeland BanCorp, Inc.	4,162	82,616
Lakeland Financial Corp.(b)	1,992	92,090
LegacyTexas Financial Group, Inc.	1,813	77,633
Live Oak Bancshares, Inc.	2,446	67,999
Mainsource Financial Group, Inc.	2,165	88,007
Mercury General Corp.	1,675	76,832
Meridian BanCorp, Inc.	4,833	97,385
Meta Financial Group, Inc.	385	42,042
National Western Life Group, Inc., Class A	356	108,537
NBT Bancorp, Inc.	2,609	92,567
Nelnet, Inc., Class A	1,305	68,395
Northwest Bancshares, Inc.(b)	6,719	111,267
Oceanfirst Financial Corp.	3,516	94,053
Opus Bank	2,801	78,428
Pacific Premier Bancorp, Inc.(a)	1,728	69,466
Park National Corp.	954	98,987
Pennymac Financial Services, Inc.(a)	3,414	77,327
PRA Group, Inc.(a)	1,199	45,562
Preferred Bank/Los Angeles CA	1,118	71,776
ProAssurance Corp.	1,793	87,050
Provident Financial Services, Inc.	3,635	93,020
Renasant Corp.	2,182	92,866
RLI Corp.	1,528	96,860
S&T Bancorp, Inc.	2,170	86,670
Safety Insurance Group, Inc.	1,491	114,584
Sandy Spring BanCorp	2,756	106,823
Seacoast Banking Corp. of Florida(a)	2,922	77,345
ServisFirst Bancshares, Inc.	1,917	78,252
Simmons First National Corp., Class A	3,140	89,333
Southside Bancshares, Inc.	2,795	97,098
State Bank Financial Corp.	3,310	99,333
Stewart Information Services	2,054	90,253
Tompkins Financial Corp.	1,077	81,594
Towne Bank	3,299	94,351
Trico Bancshares	2,460	91,561
Triumph BanCorp, Inc.(a)	1,775	73,130
Trustmark Corp.	2,947	91,829
Union Bankshares Corp.	2,391	87,774
Universal Insurance Holdings, Inc.	1,514	48,297
Waddell & Reed Financial, Inc., Class A	3,702	74,817
Walker & Dunlop, Inc.	1,390	82,594
Washington Federal, Inc.	2,952	102,139
Washington Trust BanCorp, Inc.	1,413	75,949
WesBanco, Inc.	2,238	94,667

See notes to schedules of investments.

Security Description	Shares	Value
Westamerica BanCorp	1,472	$85,494
World Acceptance Corp.(a)	465	48,965
		7,794,228
Health Care (7.1%):
Abaxis, Inc.	708	49,999
Almost Family, Inc.	720	40,320
AMN Healthcare Services, Inc.(a)	1,165	66,114
Anika Therapeutics, Inc.(a)(b)	1,257	62,498
Atrion Corp.	109	68,812
Cambrex Corp.(a)	1,080	56,484
Corcept Therapeutics, Inc.(a)(b)	1,960	32,242
CorVel Corp.(a)	1,324	66,928
CryoLife, Inc.(a)	3,149	63,137
Diplomat Pharmacy, Inc.(a)	1,754	35,343
Eagle Pharmaceuticals, Inc.(a)(b)	662	34,881
Emergent Biosolutions, Inc.(a)	1,253	65,970
Halyard Health, Inc.(a)(b)	1,914	88,198
HealthStream, Inc.	2,114	52,491
HMS Holdings Corp.(a)(b)	3,601	60,641
Innoviva, Inc.(a)	3,368	56,145
Inovalon Holdings, Inc., Class A(a)(b)	4,278	45,347
Lannett Co., Inc.(a)	2,169	34,812
Lantheus Holdings, Inc.(a)	2,018	32,086
Lemaitre Vascular, Inc.	1,269	45,976
LHC Group, Inc.(a)	1,054	64,884
Magellan Health, Inc.(a)	787	84,287
Mallinckrodt PLC(a)(b)	1,792	25,948
Medpace Holdings, Inc.(a)	1,529	53,377
Meridian Bioscience, Inc.	4,782	67,904
MiMedx Group, Inc.(a)(b)	3,098	21,593
Myriad Genetics, Inc.(a)	1,569	46,364
National Healthcare Corp.	1,367	81,514
NuVasive, Inc.(a)	1,141	59,572
OraSure Technologies, Inc.(a)	1,818	30,706
Owens & Minor, Inc.	2,653	41,254
Patterson Co., Inc.	2,812	62,511
Phibro Animal Health Corp., Class A	1,747	69,357
Prestige Brands Holdings, Inc.(a)	1,981	66,799
Quality Systems, Inc.(a)(b)	5,296	72,290
Repligen Corp.(a)	1,439	52,063
Select Medical Holdings Corp.(a)	3,090	53,303
Supernus Pharmaceuticals, Inc.(a)	898	41,128
The Ensign Group, Inc.	2,519	66,250
Tivity Health, Inc.(a)	830	32,910
US Physical Therapy, Inc.	947	76,991
Varex Imaging Corp.(a)	1,471	52,632
		2,282,061
Industrials (24.2%):
AAON, Inc.(b)	2,262	88,218
Acco Brands Corp.	4,817	60,453
Alamo Group, Inc.	913	100,339
Albany International Corp., Class A	1,407	88,219
Allegiant Travel Co.(b)	399	68,848
Altra Industrial Motion Corp.	1,851	85,053

See notes to schedules of investments.

Security Description	Shares	Value
American Railcar Industries, Inc.	2,026	$75,793
American Woodmark Corp.(a)(b)	378	37,214
Apogee Enterprises, Inc.	1,212	52,540
Applied Industrial Technologies, Inc.	1,402	102,206
Argan, Inc.	1,160	49,822
Atkore International Group, Inc.(a)	2,373	47,104
AZZ, Inc.	1,653	72,236
BMC Stock Holdings, Inc.(a)	4,305	84,163
Brady Corp., Class A	2,633	97,815
Cai International, Inc.(a)	1,945	41,351
CBIZ, Inc.(a)	4,595	83,859
Comfort Systems USA, Inc.	1,721	70,991
Continental Building Products, Inc.(a)	2,347	67,007
Ducommon, Inc.(a)	1,974	59,970
DXP Enterprise, Inc.(a)(b)	1,642	63,956
Encore Wire Corp.	1,381	78,303
Engility Holdings, Inc.(a)	2,235	54,534
Ennis, Inc.	4,055	79,884
EnPro Industries, Inc.	1,089	84,267
ESCO Technologies, Inc.	1,173	68,679
Federal Signal Corp.	3,608	79,448
Forward Air Corp.	1,812	95,782
Foundation Building Materials, Inc.(a)	4,082	60,863
Franklin Electric Co., Inc.	1,747	71,190
GATX Corp.(b)	1,326	90,818
Generac Holdings, Inc.(a)	1,697	77,909
Gibraltar Industries, Inc.(a)	1,976	66,888
Global Brass & Copper Holdings, Inc.	2,162	72,319
GMS, Inc.(a)	2,172	66,376
Gorman-Rupp Co.	2,263	66,193
H&E Equipment Services, Inc.	1,309	50,383
Hawaiian Holdings, Inc.	1,412	54,644
Heartland Express, Inc.	4,064	73,111
Heritage-Crystal Clean, Inc.(a)	2,705	63,703
Herman Miller, Inc.	2,164	69,140
Hillenbrand, Inc.	2,028	93,085
HNI Corp.	1,423	51,356
Hub Group, Inc., Class A(a)	1,370	57,335
ICF International, Inc.	1,391	81,304
Innerworkings, Inc.(a)	9,091	82,274
Insperity, Inc.	875	60,856
Insteel Industries, Inc.	1,952	53,934
Interface, Inc.	3,389	85,402
Kadant, Inc.	676	63,882
Kaman Corp., Class A	2,252	139,893
KBR, Inc.	3,162	51,193
Kelly Services, Inc., Class A	2,945	85,523
Kforce, Inc.	2,366	64,000
Kimball International, Inc., Class B	4,108	70,000
Knoll, Inc.	3,278	66,183
Korn/Ferry International	1,927	99,414
Lindsay Corp.	1,110	101,497
Lydall, Inc.(a)	1,367	65,958
Marten Transport Ltd.	3,844	87,643
Masonite International Corp.(a)	899	55,154

See notes to schedules of investments.

Security Description	Shares	Value
Matson, Inc.	1,340	$38,378
Matthews International Corp., Class A	1,639	82,933
McGrath RentCorp	1,542	82,790
Mercury Systems, Inc.(a)(b)	1,411	68,180
Mobile Mini, Inc.	1,700	73,950
Moog, Inc., Class A	1,017	83,810
Mueller Industries, Inc.(b)	3,106	81,253
Mueller Water Products, Inc., Class A	8,613	93,623
Multi-Color Corp.	1,155	76,288
MYR Group, Inc.(a)	1,643	50,637
National Presto Industries, Inc.	802	75,188
Navigant Consulting, Inc.(a)	3,169	60,972
NCI Building Systems, Inc.(a)	3,026	53,560
NV5 Global, Inc.(a)	1,410	78,608
Patrick Industries, Inc.(a)	923	57,088
PGT, Inc.(a)	3,565	66,487
Pitney Bowes, Inc.(b)	3,625	39,476
Primoris Services Corp.	3,205	80,061
Proto Labs, Inc.(a)	665	78,171
Quad/Graphics, Inc.	1,595	40,433
Raven Industries, Inc.	1,838	64,422
RBC Bearings, Inc.(a)	655	81,351
Resources Connection, Inc.	5,020	81,324
Rush Enterprises, Inc., Class A(a)(b)	1,369	58,169
Saia, Inc.(a)	1,080	81,162
Simpson Manufacturing Co., Inc.	1,575	90,704
SkyWest, Inc.	1,112	60,493
SP Plus Corp.(a)	2,347	83,553
Spirit Airlines, Inc.(a)	1,177	44,467
Steelcase, Inc., Class A	4,223	57,433
Sun Hydraulics Corp.	1,237	66,254
Sunrun, Inc.(a)(b)	6,413	57,268
Tetra Tech, Inc.	1,525	74,649
The Greenbrier Cos., Inc.(b)	1,616	81,204
Thermon Group Holdings, Inc.(a)	3,633	81,416
TrueBlue, Inc.(a)	2,172	56,255
Tutor Perini Corp.(a)	2,626	57,903
Universal Forest Products, Inc.	2,296	74,505
US Ecology, Inc.	1,167	62,201
Vectrus, Inc.(a)	1,233	45,917
VSE Corp.	1,269	65,633
Wabash National Corp.(b)	2,532	52,691
WageWorks, Inc.(a)	1,690	76,388
Welbilt, Inc.(a)	4,832	93,982
Werner Enterprises, Inc.	1,975	72,088
WESCO International, Inc.(a)	1,224	75,949
Willdan Group, Inc.(a)	2,255	63,929
		7,660,673
Information Technology (11.1%):
Alarm.com Holdings, Inc.(a)(b)	1,506	56,836
Alpha & Omega Semiconductor Ltd.(a)	3,967	61,290
Ambarella, Inc.(a)	806	39,486
Anixter International, Inc.(a)	795	60,221
AppFolio, Inc.(a)	1,397	57,067
Applied Optoelectronics, Inc.(a)(b)	900	22,554

See notes to schedules of investments.

Security Description	Shares	Value
Axcelis Technologies, Inc.(a)(b)	1,625	$39,975
AXT, Inc.(a)	4,593	33,299
Badger Meter, Inc.	1,625	76,619
Brooks Automation, Inc.(b)	1,504	40,728
Cass Information Systems, Inc.	1,551	92,300
CEVA, Inc.(a)	1,437	52,019
Cirrus Logic, Inc.(a)	1,508	61,270
Cohu, Inc.	2,156	49,178
CommerceHub, Inc.(a)	3,301	74,273
Control4 Corp.(a)	1,851	39,759
Convergys Corp.	4,272	96,633
CSG Systems International, Inc.	2,434	110,237
Data I/O Corp.(a)	3,078	22,900
Ebix, Inc.(b)	926	68,987
ePlus, Inc.(a)	628	48,796
Finisar Corp.(a)	1,941	30,687
FormFactor, Inc.(a)	2,983	40,718
Forrester Research, Inc.	2,280	94,506
Ichor Holdings Ltd.(a)	1,077	26,074
II-VI, Inc.(a)	1,260	51,534
Insight Enterprises, Inc.(a)	1,744	60,918
InterDigital, Inc.	971	71,466
Itron, Inc.(a)	970	69,404
KEMET Corp.(a)	1,503	27,249
Manhattan Associates, Inc.(a)	1,214	50,842
ManTech International Corp., Class A	1,318	73,109
MoneyGram International, Inc.(a)	6,833	58,900
MTS Systems Corp.	1,793	92,608
Nanometrics, Inc.(a)(b)	2,306	62,031
NIC, Inc.	3,665	48,745
Novanta, Inc.(a)	1,157	60,338
NVE Corp.	773	64,244
Oclaro, Inc.(a)	4,421	42,265
Park Electrochemical Corp.	4,225	71,149
PC Connection, Inc.	3,213	80,325
Perficient, Inc.(a)(b)	4,200	96,264
Photronics, Inc.(a)	5,593	46,142
Qualys, Inc.(a)	841	61,183
Rogers Corp.(a)	440	52,598
ScanSource, Inc.(a)	2,087	74,193
Semtech Corp.(a)	1,883	73,532
Shutterstock, Inc.(a)	1,039	50,028
Super Micro Computer, Inc.(a)	2,817	47,889
Syntel, Inc.(a)	1,708	43,605
The Hackett Group, Inc.	3,936	63,212
The Meet Group, Inc.(a)	9,257	19,347
The Trade Desk, Inc., Class A(a)	654	32,451
TTM Technologies, Inc.(a)	3,209	49,066
Ultra Clean Holdings, Inc.(a)	1,654	31,840
Vishay Precision Group, Inc.(a)	1,755	54,668
Web.com Group, Inc.(a)	2,629	47,585
Xcerra Corp.(a)	18,157	211,530
XO Group, Inc.(a)	4,666	96,820
		3,533,492

See notes to schedules of investments.

Security Description	Shares	Value
Materials (4.4%):
A. Schulman, Inc.	1,195	$51,385
Advanced Emissions Solutions, Inc.(b)	4,917	56,152
Advansix, Inc.(a)	1,226	42,640
American Vanguard Corp.	3,368	68,034
Balchem Corp.	1,363	111,424
Boise Cascade Co.	2,043	78,860
Carpenter Technology Corp.	1,463	64,548
Chase Corp.	586	68,240
Clearwater Paper Corp.(a)(b)	1,184	46,294
Greif, Inc., Class A	1,318	68,866
KMG Chemicals, Inc.	1,044	62,588
Kronos Worldwide, Inc.	2,138	48,319
Minerals Technologies, Inc.	1,303	87,236
Neenah Paper, Inc.	1,449	113,602
Rayonier Advanced Materials, Inc.	2,816	60,460
Schnitzer Steel Industries, Inc.	1,639	53,022
Stepan Co.	968	80,518
U.S. Lime & Minerals, Inc.	1,180	86,352
Valhi, Inc.	4,726	28,640
Warrior Met Coal, Inc.	1,089	30,503
Worthington Industries, Inc.	1,728	74,165
		1,381,848
Real Estate (1.2%):
HFF, Inc., Class A	1,767	87,820
Marcus & Millichap, Inc.(a)	2,905	104,754
St. Joe Co.(a)	5,590	105,372
The RMR Group, Inc.	1,074	75,126
		373,072
Telecommunication Services (0.2%):
Iridium Communications, Inc.(a)	4,832	54,360

Utilities (3.8%):
American States Water Co.	1,807	95,879
Black Hills Corp.	2,251	122,229
California Water Service Group	2,466	91,859
Chesapeake Utilities Corp.(b)	1,477	103,907
Connecticut WTR Service, Inc.	1,563	94,608
MGE Energy, Inc.	1,943	109,002
Middlesex Water Co.	2,199	80,703
NorthWestern Corp.	2,575	138,535
Otter Tail Corp.	2,519	109,199
SJW Corp.	1,343	70,790
Spark Energy, Inc.(b)	4,237	50,208
Unitil Corp.	2,758	127,999
Vivint Solar, Inc.(a)(b)	12,968	47,333
		1,242,251
Total Common Stocks (Cost $30,886,763)		31,616,852

See notes to schedules of investments.

Security Description	Shares	Value
Collateral for Securities Loaned (9.5%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 1.76%(c)	389,807	$389,807
Fidelity Investments Money Market Government Portfolio, Class I, 1.53%(c)	871,193	871,193
Fidelity Investments Prime Money Market Portfolio, Class I, 1.74%(c)	454,799	454,799
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 1.88%(c)	129,936	129,936
JPMorgan Prime Money Market Fund, Capital Class, 1.77%(c)	1,169,368	1,169,368
Total Collateral for Securities Loaned (Cost $3,015,103)		3,015,103
Total Investments (Cost $33,901,866) — 109.2%		34,631,955
Liabilities in excess of other assets — (9.2)%		(2,912,648)
NET ASSETS - 100.00%		$31,719,307

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Rate periodically changes. Rate disclosed is the daily yield on March 31, 2018.

PLC—Public Limited Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Depreciation
Russell 2000 Mini Index Futures	1	6/15/18	$78,877	$76,560	$(2,317)

	Total unrealized appreciation				$—
	Total unrealized depreciation				(2,317)
	Total net unrealized appreciation (depreciation)				$(2,317)

See notes to schedules of investments.

Victory Portfolios II	Schedule of Portfolio Investments
VictoryShares International Volatility Wtd ETF	March 31, 2018
(Unaudited)

Security Description	Shares	Value
Common Stocks (99.1%)

Australia (4.8%):
Consumer Discretionary (0.2%):
Aristocrat Leisure Ltd.	1,882	$34,771

Consumer Staples (0.7%):
Treasury Wine Estates Ltd.	2,714	35,138
Wesfarmers Ltd.	1,855	59,200
Woolworths Ltd.	3,128	63,149
		157,487
Energy (0.2%):
Woodside Petroleum Ltd.	1,709	38,373

Financials (1.8%):
AMP Ltd.	11,793	45,189
Australia & New Zealand Banking Group Ltd.	2,524	52,060
Commonwealth Bank of Australia	968	53,750
Insurance Australia Group Ltd.	6,696	38,461
Macquarie Group Ltd.	608	48,042
National Australia Bank Ltd.	2,586	56,575
Suncorp Group Ltd.	4,453	45,616
Westpac Banking Corp.	2,389	52,504
		392,197
Health Care (0.4%):
CSL Ltd.	373	44,528
Ramsay Health Care Ltd.	835	39,960
		84,488
Industrials (0.4%):
Brambles Ltd.	7,361	56,412
Cimic Group Ltd.	1,171	39,988
		96,400
Materials (0.8%):
Amcor Ltd.	4,850	52,774
BHP Billiton Ltd. (a)	1,783	38,624
Fortescue Metals Group Ltd.	7,358	24,465
Newcrest Mining Ltd.	2,282	34,276
South32 Ltd.	10,026	24,791
		174,930
Telecommunication Services (0.1%):
Telstra Corp. Ltd.	13,964	33,670

Utilities (0.2%):
AGL Energy Ltd.	2,531	42,136
		1,054,452
Austria (0.6%):
Financials (0.3%):
Erste Group Bank AG	706	35,439
Raiffeisen Bank International AG	771	29,965
		65,404
Materials (0.2%):
Voestalpine AG	752	39,385

Utilities (0.1%):
Verbund AG, Class A	1,259	36,555
		141,344

See notes to schedules of investments.

Security Description	Shares	Value
Belgium (1.8%):
Consumer Staples (0.2%):
Anheuser-Busch InBev SA/NV	431	$47,341

Financials (0.8%):
Ageas	1,265	65,303
Groupe Bruxelles Lambert SA	578	65,991
KBC Groep NV	540	46,984
		178,278
Health Care (0.2%):
UCB SA	488	39,734

Materials (0.4%):
Solvay SA	367	50,954
Umicore SA	602	31,796
		82,750
Telecommunication Services (0.2%):
Proximus SADP	1,626	50,472
		398,575
Bermuda (0.7%):
Industrials (0.4%):
IHS Markit Ltd. (b)	935	45,104
Jardine Matheson Holdings Ltd.	700	43,134
		88,238
Real Estate (0.3%):
Hongkong Land Holdings Ltd.	8,400	57,876
		146,114
Canada (10.5%):
Consumer Discretionary (1.0%):
Canadian Tire Corp. Ltd. (a)	383	50,365
Dollarama, Inc.	316	38,410
Magna International, Inc.	731	41,180
Restaurant Brands International, Inc.	693	39,443
Shaw Communications, Inc., Class B	2,985	57,513
		226,911
Consumer Staples (1.1%):
Alimentation Couche-Tard, Inc., Class B	920	41,186
George Weston Ltd.	900	72,464
Loblaw Cos. Ltd.	1,286	64,979
Saputo, Inc.	1,638	52,578
		231,207
Energy (1.1%):
Canadian Natural Resources Ltd.	1,228	38,607
Enbridge, Inc.	1,376	43,282
Pembina Pipeline Corp.	1,503	46,903
Suncor Energy, Inc.	1,534	52,979
TransCanada Corp.	1,230	50,873
		232,644
Financials (4.3%):
Bank of Montreal	1,109	83,782
Canadian Imperial Bank of Commerce	802	70,799
Fairfax Financial Holdings Ltd.	81	41,064
Great-West Lifeco, Inc.	3,670	93,673

See notes to schedules of investments.

Security Description	Shares	Value
Intact Financial Corp.	1,027	$77,180
National Bank of Canada	1,648	77,577
Power Corp. of Canada	3,033	69,221
Power Financial Corp.	3,186	79,786
Royal Bank of Canada	1,120	86,526
Sun Life Financial, Inc.	1,509	61,979
The Bank of Nova Scotia	1,430	88,096
The Toronto-Dominion Bank	1,372	77,866
Thomson Reuters Corp.	1,128	43,598
		951,147
Industrials (0.5%):
Canadian National Railway Co.	817	59,718
Canadian Pacific Railway Ltd.	288	50,795
		110,513
Information Technology (0.6%):
CGI Group, Inc. (b)	1,069	61,657
Constellation Software, Inc.	62	42,072
Open Text Corp.	970	33,749
		137,478
Materials (0.3%):
Goldcorp, Inc.	2,372	32,757
Teck Resources Ltd., Class B	849	21,868
		54,625
Telecommunication Services (1.0%):
BCE, Inc.	2,025	87,150
Rogers Communications, Inc.	1,419	63,382
TELUS Corp.	2,098	73,679
		224,211
Utilities (0.6%):
Fortis, Inc.	1,912	64,550
Hydro One Ltd. (c)	4,773	77,512
		142,062
		2,310,798
China (0.3%):
Consumer Discretionary (0.1%):
Brilliance China Automotive Holdings Ltd.	8,000	16,698

Consumer Staples (0.2%):
China Resources Beer Holdings Co. Ltd.	6,000	25,994
Sun Art Retail Group Ltd.	19,000	22,104
		48,098
		64,796
Denmark (1.7%):
Consumer Discretionary (0.1%):
Pandora A/S (a)	208	22,312

Financials (0.2%):
Danske Bank A/S	1,201	44,688

Health Care (0.6%):
Coloplast A/S	387	32,620
H. Lundbeck A/S	447	24,926
Novo Nordisk A/S, Class B	692	33,985

See notes to schedules of investments.

Security Description	Shares	Value
William Demant Holding A/S (b)	970	$35,900
		127,431
Industrials (0.3%):
DSV A/S	608	47,605
Vestas Wind Systems A/S	264	18,731
		66,336
Materials (0.3%):
Christian Hansen Holding A/S	452	38,875
Novozymes A/S, B Shares	801	41,308
		80,183
Utilities (0.2%):
Dong Energy A/S (c)	664	42,968
		383,918
Finland (1.2%):
Energy (0.1%):
Neste Oyj	449	31,266

Financials (0.3%):
Sampo Oyj, Class A	1,135	63,201

Industrials (0.4%):
Kone Oyj, Class B (a)	927	46,224
Wartsila Oyj ABP, Class B (a)	1,721	38,006
		84,230
Materials (0.4%):
Stora ENSO Oyj, R Shares (a)	2,127	39,056
UPM-Kymmene Oyj	1,080	39,995
		79,051
		257,748
France (10.7%):
Consumer Discretionary (2.7%):
Accor SA	924	49,849
Christian Dior SE	127	50,140
Cie Generale des Etablissements Michelin	311	45,876
Faurecia Manufacture Automoblie Parts	472	38,164
Hermes International	115	68,125
Kering	74	35,397
LVMH Moet Hennessy Louis Vuitton SA	146	44,942
Psa Peugeot Citroen	1,628	39,157
Publicis Groupe SA	525	36,545
Renault SA	381	46,171
Seb SA	241	46,017
Sodexo SA	356	35,871
Valeo SA	483	31,875
Vivendi Universal SA	1,326	34,259
		602,388
Consumer Staples (0.7%):
Danone SA	617	49,895
L’Oreal SA	240	54,138
Pernod Ricard SA	354	58,905
		162,938
Energy (0.3%):
Total SA	1,081	61,351

See notes to schedules of investments.

Security Description	Shares	Value
Financials (1.4%):
Amundi SA (c)	503	$40,386
AXA SA	2,122	56,391
BNP Paribas SA	631	46,711
CNP Assurances	2,126	53,620
Credit Agricole SA	2,632	42,760
Natixis SA	4,401	36,050
Societe Generale SA	728	39,552
		315,470
Health Care (0.7%):
BioMerieux	404	33,302
Essilor International SA	320	43,149
Ipsen SA	210	32,593
Sanofi	664	53,369
		162,413
Industrials (2.9%):
Aeroports de Paris	231	50,303
Airbus Group SE	269	31,043
Alstom SA	1,145	51,572
Bollore SA	8,550	45,548
Bureau Veritas SA	1,906	49,502
Compagnie de Saint-Gobain	905	47,721
Dassault Aviation SA	28	53,430
Eiffage SA	423	48,128
Legrand SA	718	56,270
Safran SA	455	48,130
Schneider Electric SA	558	48,975
Thales SA	405	49,299
Vinci SA	487	47,873
		627,794
Information Technology (0.6%):
Atos SE	303	41,416
Cap Gemini SA	349	43,453
Dassault Systemes SA	358	48,625
		133,494
Materials (0.5%):
Air Liquide SA	433	52,995
Arkema SA	354	46,166
		99,161
Telecommunication Services (0.5%):
Iliad SA	198	40,925
Orange SA	3,610	61,224
		102,149
Utilities (0.4%):
Electricite de France SA	2,000	28,937
Veolia Environnement SA	2,248	53,226
		82,163
		2,349,321
Germany (6.3%):
Consumer Discretionary (1.1%):
Axel Springer SE	490	40,993

See notes to schedules of investments.

Security Description	Shares	Value
Bayerische Motoren Werke AG	461	$49,996
Continental AG	155	42,773
Daimler AG, Registered Shares	615	52,185
ProSiebenSat.1 Media SE	751	26,037
Volkswagen AG	184	36,809
		248,793
Consumer Staples (0.2%):
Beiersdorf AG	438	49,587

Financials (0.7%):
Allianz SE	255	57,537
Deutsche Boerse AG	351	47,761
Hannover Rueck SE	343	46,799
		152,097
Health Care (0.8%):
Bayer AG	353	39,864
Fresenius Medical Care AG & Co. KGaA	448	45,736
Fresenius SE & Co. KGaA	472	36,038
Merck KGaA	485	46,483
		168,121
Industrials (1.2%):
Brenntag AG	689	40,943
Deutsche Post AG	1,066	46,585
Fraport AG	365	35,970
Hochtief AG	223	41,620
Kion Group AG	286	26,650
Mg Technologies AG	756	32,135
Siemens AG	345	43,939
		267,842
Information Technology (0.6%):
Infineon Technologies AG	1,157	30,946
SAP SE	469	49,029
United Internet AG, Registered Shares	525	33,006
Wirecard AG	217	25,608
		138,589
Materials (1.0%):
BASF SE	483	49,006
Covestro AG (c)	295	28,984
Evonik Industries AG	1,436	50,599
Linde AG	207	41,512
Symrise AG	579	46,559
		216,660
Real Estate (0.5%):
Deutsche Wohnen AG	1,029	47,981
Vonovia SE	968	47,935
		95,916
Telecommunication Services (0.2%):
Deutsche Telekom AG, Registered Shares	3,129	51,007
		1,388,612
Hong Kong (6.9%):
Consumer Discretionary (0.5%):
Chow Tai Fook Jewellery Group Ltd.	29,400	33,491
Galaxy Entertainment Group Ltd.	3,000	27,237

See notes to schedules of investments.

Security Description	Shares	Value
Haier Electronics Group Co. Ltd.	7,000	$24,930
Techtronic Industries Co. Ltd.	5,000	29,148
		114,806
Consumer Staples (0.4%):
Dairy Farm International Holdings Ltd.	6,200	49,290
WH Group Ltd. (c)	26,500	28,229
		77,519
Financials (1.0%):
AIA Group Ltd.	4,600	38,920
BOC Hong Kong Holdings Ltd.	8,000	38,940
China Taiping Insurance Holdings Co. Ltd.	5,200	17,194
Hang Seng Bank	2,100	48,594
Hong Kong Exchanges and Clearing Ltd.	800	26,015
The Bank of East Asia Ltd.	12,800	51,051
		220,714
Health Care (0.1%):
Sino Biopharmaceutical Ltd.	10,000	19,623

Industrials (1.0%):
CITIC Ltd.	32,000	44,771
CK Hutchison Holdings Ltd.	5,000	59,825
Jardine Strategic Holdings Ltd.	1,000	38,340
MTR Corp. Ltd.	14,500	77,970
		220,906
Real Estate (2.2%):
China Overseas Land & Investment Ltd., Class H	8,000	27,778
China Resources Land Ltd.	8,000	29,103
CK Asset Holdings Ltd.	5,500	46,149
Hang Lung Properties Ltd.	17,000	39,598
Henderson Land Development Co. Ltd.	6,480	42,193
New World Development Co. Ltd.	27,000	38,120
Sino Land Co. Ltd.	22,000	35,602
Sun Hung KAI Properties Ltd.	3,000	47,401
Swire Pacific Ltd., Class A	6,500	65,556
Swire Properties Ltd.	14,400	50,460
The Wharf Holdings Ltd.	6,000	20,604
Wheelock & Co. Ltd.	5,000	36,539
		479,103
Telecommunication Services (0.2%):
China Mobile Ltd.	6,000	55,008

Utilities (1.5%):
China Gas Holdings Ltd.	6,000	21,828
CK Infrastructure Holdings Ltd.	6,500	53,132
CLP Holdings Ltd.	8,500	86,539
Guangdong Investment Ltd.	24,000	37,737
Hong Kong & China Gas Co. Ltd.	48,540	99,704
Power Assets Holdings Ltd.	4,000	35,653
		334,593
		1,522,272
Ireland (1.6%):
Consumer Discretionary (0.3%):
Paddy Power Betfair PLC	337	34,510

See notes to schedules of investments.

Security Description	Shares	Value
WPP PLC	1,894	$30,090
		64,600
Consumer Staples (0.2%):
Kerry Group PLC	433	43,763

Financials (0.3%):
Aib Group PLC	5,239	31,532
Bank of Ireland Group PLC	3,666	31,955
		63,487
Industrials (0.4%):
Experian PLC	2,261	48,765
Pentair PLC	736	50,144
		98,909
Information Technology (0.2%):
Accenture PLC, Class A	358	54,953

Materials (0.2%):
CRH PLC	1,109	37,477
		363,189
Israel (0.5%):
Financials (0.4%):
Bank Hapoalim BM	6,024	41,311
Bank Leumi Le-Israel B.M.	6,212	37,409
		78,720
Information Technology (0.1%):
Check Point Software Technologies Ltd. (b)	324	32,186
		110,906
Italy (2.4%):
Consumer Discretionary (0.5%):
Ferrari NV (a)	254	30,612
Luxottica Group SpA	677	42,062
Prada SpA	5,900	27,253
		99,927
Energy (0.5%):
Eni SpA	3,691	64,882
Snam SpA	10,614	48,747
		113,629
Financials (0.8%):
Assicurazioni Generali SpA	2,818	54,172
Intesa Sanpaolo SpA	13,620	49,491
Mediobanca SpA	4,241	49,818
UniCredit SpA	1,466	30,640
		184,121
Industrials (0.2%):
Atlantia SpA	1,480	45,794

Telecommunication Services (0.2%):
Telecom Italia SpA (b)	37,225	35,310

Utilities (0.2%):
Terna Rete Elettrica Nazionale SpA	8,451	49,377
		528,158

See notes to schedules of investments.

Security Description	Shares	Value
Japan (20.0%):
Consumer Discretionary (3.8%):
Aisin Seiki Co. Ltd.	700	$37,767
Bridgestone Corp.	900	39,150
Denso Corp.	700	38,043
Dentsu, Inc.	800	34,966
Fuji Heavy Industries Ltd.	1,300	42,633
Honda Motor Co. Ltd.	1,300	44,490
Isuzu Motors Ltd.	2,500	37,809
Koito Manufacturing Co. Ltd.	500	34,449
Mitsubishi Motors Corp.	4,900	34,635
Nissan Motor Co. Ltd.	5,700	58,639
Nitori Holdings Co. Ltd.	200	34,750
Oriental Land Co. Ltd.	400	40,568
Rakuten, Inc.	4,100	33,635
Sekisui House Ltd.	2,800	50,847
Sharp Corp./Japan (a)(b)	1,000	29,608
Shimano, Inc.	200	28,668
Sony Corp.	600	28,819
Sumitomo Electric Industries Ltd.	2,500	37,750
Suzuki Motor Corp.	700	37,523
Toyota Industries Corp.	600	35,868
Toyota Motor Corp.	800	51,448
Yamaha Motor Co. Ltd.	1,200	35,248
		847,313
Consumer Staples (1.9%):
Asahi Group Holdings Ltd.	700	37,438
Japan Tobacco, Inc.	1,900	54,202
Kao Corp.	500	37,278
Kirin Holdings Co. Ltd.	1,400	37,023
Kose Corp.	100	20,763
MEIJI Holdings Co. Ltd.	700	53,492
Seven & i Holdings Co. Ltd.	1,400	59,637
Suntory Beverage & Food Ltd.	900	43,566
Uni-Charm Corp.	1,400	40,122
Yakult Honsha Co. Ltd. (b)	400	29,815
		413,336
Energy (0.1%):
JXTG Holdings, Inc.	5,200	31,164

Financials (2.1%):
Daiwa Securities Group, Inc.	6,000	38,141
Japan Post Bank Co. Ltd.	4,600	61,959
Japan Post Insurance Co. Ltd. (a)	1,900	44,665
Mitsubishi UFJ Financial Group, Inc.	5,500	35,996
Mizuho Financial Group, Inc.	29,300	52,739
Nomura Holdings, Inc.	6,700	38,491
ORIX Corp.	2,300	40,611
Resona Holdings, Inc.	6,600	35,044
Sumitomo Mitsui Financial Group, Inc.	1,100	46,020
T&D Holdings, Inc.	2,300	36,179
The Dai-ichi Life Insurance Co. Ltd.	1,900	34,735
		464,580
Health Care (2.3%):
Astellas Pharma, Inc.	3,200	48,606

See notes to schedules of investments.

Security Description	Shares	Value
Chugai Pharmaceutical Co. Ltd.	600	$30,059
Eisai Co. Ltd.	500	31,892
Hoya Corp.	700	34,931
Kyowa Hakko Kirin Co. Ltd.	1,500	32,245
M3, Inc.	700	31,713
Olympus Optical Co. Ltd.	1,100	41,564
ONO Pharmaceutical Co. Ltd.	1,300	40,971
Otsuka Holdings Co. Ltd.	800	39,801
Shionogi & Co. Ltd.	700	36,089
Sysmex Corp.	500	44,835
Tanabe Seiyaku Co. Ltd.	2,100	42,162
Terumo Corp.	800	41,207
		496,075
Industrials (4.0%):
Ana Holdings, Inc. (a)	1,200	46,053
Central Japan Railway Co.	300	56,707
Daikin Industries Ltd.	300	32,837
East Japan Railway Co.	600	55,675
FANUC Corp.	100	24,974
ITOCHU Corp.	2,600	50,135
Japan Airlines Co. Ltd.	1,300	52,408
Komatsu Ltd.	900	29,650
Kubota Corp.	2,100	36,418
Makita Corp.	900	43,989
Marubeni Corp.	5,900	42,518
Mitsubishi Corp.	1,600	42,493
Mitsubishi Electric Corp.	2,300	36,741
Mitsubishi Heavy Industries Ltd.	1,000	38,152
Mitsui & Co. Ltd.	2,700	45,935
Nidec Corp.	200	30,266
Recruit Holdings Co. Ltd.	1,300	32,063
Secom Co. Ltd.	600	44,158
SMC Corp.	100	40,032
Sumitomo Corp. (a)	2,300	38,027
Taisei Corp.	700	35,398
Toyota Tsusho Corp.	1,000	33,321
		887,950
Information Technology (2.5%):
Canon, Inc.	1,400	50,663
FUJIFILM Holdings Corp.	800	31,552
Fujitsu Ltd.	5,000	30,031
Hitachi Ltd.	5,000	35,863
Keyence Corp.	100	61,566
Kyocera Corp.	600	33,426
Murata Manufacturing Co. Ltd.	300	40,859
Nomura Research Institute Ltd.	726	33,813
NTT Data Corp.	4,000	41,470
Omron Corp.	600	34,458
Renesas Electronics Corp. (b)	2,400	23,709
ROHM Co. Ltd.	300	27,916
TDK Corp.	400	35,003
Tokyo Electron Ltd.	100	18,061
Yahoo Japan Corp. (a)	8,100	37,611

See notes to schedules of investments.

Security Description	Shares	Value
Yaskawa Electric Corp.	500	$22,182
		558,183
Materials (1.4%):
Asahi Kasei Corp.	2,600	34,177
JFE Holdings, Inc.	1,400	27,864
Mitsubishi Chem Holdings	3,600	34,515
Nippon Paint Co. Ltd.	700	25,496
Nippon Steel & Sumitomo Metal	1,600	34,710
Nitto Denko Corp.	400	29,747
Shin-Etsu Chemical Co. Ltd.	300	30,666
Sumitomo Metal Mining Co. Ltd.	1,000	40,652
Toray Industries, Inc.	4,200	39,517
		297,344
Real Estate (0.9%):
Daito Trust Construction Co. Ltd.	200	33,857
Daiwa House Industry Co. Ltd.	1,200	45,568
Mitsubishi Estate Co. Ltd.	2,400	39,477
Mitsui Fudosan Co. Ltd.	1,600	38,079
Sumitomo Realty & Development	1,000	36,883
		193,864
Telecommunication Services (0.9%):
KDDI Corp.	1,800	45,774
Nippon Telegraph & Telephone Corp.	900	41,468
NTT DOCOMO, Inc.	2,500	63,199
SoftBank Group Corp.	500	36,686
		187,127
Utilities (0.1%):
Tokyo Gas Co. Ltd.	1,000	26,487
		4,403,423
Netherlands (3.2%):
Consumer Staples (0.5%):
Heineken NV	564	60,576
Koninklijke Ahold Delhaize NV	1,792	42,423
		102,999
Financials (0.6%):
Aegon NV	5,584	37,620
ING Groep NV	3,443	58,032
NN Group NV	1,085	48,109
		143,761
Industrials (0.9%):
Koninklijke Philips NV	1,100	42,177
Randstad Holding NV	624	41,011
RELX NV	2,651	54,891
Wolters Kluwer NV	1,021	54,253
		192,332
Information Technology (0.5%):
ASML Holding NV	182	35,860
NXP Semiconductor NV (b)	642	75,114
		110,974
Materials (0.5%):
AkzoNobel NV	615	58,064

See notes to schedules of investments.

Security Description	Shares	Value
Koninklijke DSM NV	512	$50,796
		108,860
Telecommunication Services (0.2%):
Koninklijke KPN NV	15,286	45,831
		704,757
Norway (1.1%):
Consumer Staples (0.4%):
Marine Harvest ASA	1,806	36,231
Orkla ASA, Class A	4,597	49,361
		85,592
Financials (0.4%):
DNB ASA	2,377	46,154
Gjensidige Forsikring ASA	2,438	44,679
		90,833
Materials (0.3%):
Norsk Hydro ASA	5,318	31,185
Yara International ASA	805	34,015
		65,200
		241,625
Portugal (0.7%):
Consumer Staples (0.2%):
Jeronimo Martins SGPS SA	2,425	44,170

Energy (0.3%):
Galp Energia SGPS SA	2,850	53,665

Utilities (0.2%):
EDP - Energias de Portugal SA	12,949	49,195
		147,030
Singapore (1.8%):
Consumer Discretionary (0.4%):
Genting Singapore PLC	41,500	34,193
Jardine Cycle & Carriage Ltd.	1,800	47,376
		81,569
Consumer Staples (0.2%):
Wilmar International Ltd.	18,800	45,609

Financials (0.6%):
DBS Group Holdings Ltd.	2,000	41,959
Oversea-Chinese Banking Corp. Ltd.	4,900	47,923
United Overseas Bank Ltd.	2,400	50,351
		140,233
Real Estate (0.2%):
CapitaLand Ltd.	19,400	52,836

Telecommunication Services (0.4%):
Singapore Telecommunications Ltd.	29,300	75,329
		395,576
Spain (3.7%):
Consumer Discretionary (0.2%):
Industria de Diseno Textil SA	1,400	43,801

Energy (0.2%):
Repsol SA	2,829	50,172

See notes to schedules of investments.

Security Description	Shares	Value
Financials (1.0%):
Banco Bilbao Vizcaya Argentaria SA	5,363	$42,419
Banco de Sabadell SA	13,638	27,870
Banco Santander SA	5,919	38,559
Bankinter SA	4,225	43,435
CaixaBank SA	6,801	32,398
Mapfre SA	11,988	39,836
		224,517
Health Care (0.2%):
Grifols SA	1,238	35,047

Industrials (0.9%):
Abertis Infraestructuras SA	3,029	67,898
ACS, Actividades de Construccion y Servicios SA	1,048	40,808
Aena SA (c)	217	43,691
Ferrovial SA	2,146	44,791
		197,188
Information Technology (0.2%):
Amadeus IT Holding SA	676	49,884

Telecommunication Services (0.2%):
Telefonica SA	4,590	45,335

Utilities (0.8%):
Endesa SA	1,839	40,465
Gas Natural SDG SA	1,974	47,091
Iberdrola SA	5,927	43,548
Red Electrica Corp. SA	2,191	45,097
		176,201
		822,145
Sweden (3.0%):
Consumer Discretionary (0.3%):
Electrolux AB	1,169	36,763
Hennes & Mauritz AB, B Shares (a)	1,665	24,970
		61,733
Financials (1.3%):
Industrivarden AB, A Shares	2,137	51,921
Lundbergs AB, B Shares	702	50,293
Nordea Bank AB	3,670	39,175
Skandinaviska Enskilda Banken AB, Class A (a)	4,460	46,721
Svenska Handelsbanken AB	3,579	44,679
Swedbank AB, A Shares (a)	2,049	45,904
		278,693
Industrials (1.1%):
Alfa Laval AB	1,794	42,373
Assa Abloy	1,958	42,306
Atlas Copco AB, Class A	993	42,970
Sandvik AB	2,399	43,815
SKF AB, B Shares (a)	1,993	40,710
Volvo AB, Class B	2,015	36,754
		248,928
Information Technology (0.2%):
Hexagon AB, B Shares	650	38,625

See notes to schedules of investments.

Security Description	Shares	Value
Materials (0.1%):
Boliden AB	1,032	$36,164
		664,143
Switzerland (6.8%):
Consumer Discretionary (0.6%):
CIE Financiere Richemont SA	615	55,187
Garmin Ltd.	729	42,960
The Swatch Group AG, B shares	99	43,653
		141,800
Consumer Staples (1.0%):
Barry Callebaut AG	24	46,910
Chocoladefabriken Lindt & Spruengli AG, Registered Shares	1	72,722
Coca-Cola HBC AG	1,117	41,273
Nestle SA, Registered Shares	743	58,790
		219,695
Financials (1.0%):
Julius Baer Group Ltd.	679	41,733
Partners Group Holding AG	75	55,718
Swiss Life Holding AG	157	55,904
Zurich Insurance Group AG	193	63,290
		216,645
Health Care (1.2%):
Lonza Group AG, Registered Shares	145	34,168
Novartis AG	610	49,313
Roche Holding AG	233	53,417
Sonova Holding AG, Registered Shares	274	43,521
Straumann Holding AG	52	32,755
Vifor Pharma AG	293	45,144
		258,318
Industrials (1.6%):
ABB Ltd.	1,924	45,739
Adecco SA, Registered Shares	669	47,601
Geberit AG	102	45,082
Kuehne + Nagel International AG	321	50,483
Schindler Holding AG	260	56,043
SGS SA	21	51,593
Wolseley PLC	664	49,870
		346,411
Information Technology (0.1%):
Stmicroelectronics NV	1,120	24,782

Materials (1.0%):
EMS-Chemie Holding AG	79	49,845
Givaudan SA, Registered Shares	24	54,645
Glencore PLC	6,170	30,622
LafargeHolcim Ltd.	878	48,048
Sika AG	6	46,992
		230,152
Telecommunication Services (0.3%):
Swisscom AG	140	69,377
		1,507,180
United Kingdom (8.4%):
Consumer Discretionary (1.4%):
Aptiv PLC	433	36,792

See notes to schedules of investments.

Security Description	Shares	Value
Compass Group PLC	2,287	$46,695
GKN PLC	3,818	24,798
InterContinental Hotels Group PLC	805	48,197
Kingfisher PLC	7,625	31,287
Next PLC	391	26,103
Persimmon PLC	1,025	36,378
Sky PLC	1,726	31,415
Whitbread PLC	783	40,641
		322,306
Consumer Staples (1.4%):
Associated British Foods PLC	1,128	39,417
British American Tobacco PLC	611	35,407
Diageo PLC	1,575	53,291
Imperial Tobacco Group PLC	1,167	39,715
Reckitt Benckiser Group PLC	512	43,338
Tesco PLC	14,324	41,373
Unilever PLC	909	50,439
		302,980
Energy (0.5%):
BP PLC	8,422	56,620
Royal Dutch Shell PLC, Class A	1,722	53,953
		110,573
Financials (2.4%):
3I Group PLC	3,457	41,657
Aviva PLC	8,641	60,111
Hargreaves Lansdown PLC	1,925	44,097
HSBC Holdings PLC	5,199	48,529
Legal & General Group PLC	17,537	63,421
Lloyds Banking Group PLC	53,520	48,545
London Stock Exchange Group PLC	950	54,986
Old Mutual PLC	11,195	37,580
Prudential PLC	1,867	46,579
Schroders PLC	1,115	49,927
Standard Life PLC	6,882	34,726
		530,158
Health Care (0.4%):
AstraZeneca PLC	446	30,629
Smith & Nephew PLC	2,721	50,804
		81,433
Industrials (1.0%):
Ashtead Group PLC	1,336	36,358
BAE Systems PLC	5,369	43,789
International Consolidated Airlines Group SA	4,000	34,486
Intertek Group PLC	617	40,334
RELX PLC	2,840	58,365
		213,332
Information Technology (0.2%):
Micro Focus International PLC	840	11,628
The Sage Group PLC	4,380	39,274
		50,902
Materials (0.3%):
Anglo American PLC	1,260	29,359

See notes to schedules of investments.

Security Description	Shares	Value
Rio Tinto PLC	673	$34,091
		63,450
Telecommunication Services (0.2%):
BT Group PLC	12,711	40,565

Utilities (0.6%):
Centrica PLC	13,797	27,522
National Grid PLC	5,082	57,189
SSE PLC	2,693	48,205
		132,916
		1,848,615
United States (0.4%):
Consumer Discretionary (0.4%):
Autoliv, Inc.	209	30,502
Fiat Chrysler Automobiles NV	1,091	22,387
Lululemon athletica, Inc. (b)	386	34,400
		87,289
Total Common Stocks (Cost $20,396,703)		21,841,986

Collateral for Securities Loaned (2.1%)

United States (2.1%):
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 1.76% (d)	59,319	59,319
Fidelity Investments Money Market Government Portfolio, Class I, 1.53% (d)	132,573	132,573
Fidelity Investments Prime Money Market Portfolio, Class I, 1.74% (d)	69,209	69,209
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 1.88% (d)	19,773	19,773
JPMorgan Prime Money Market Fund, Capital Class, 1.77% (d)	177,947	177,947
Total Collateral for Securities Loaned (Cost $458,821)		458,821
Total Investments (Cost $20,855,524) — 101.2%		22,300,807
Liabilities in excess of other assets — (1.2)%		(272,194)
NET ASSETS - 100.00%		$22,028,613

(a)         All or a portion of this security is on loan.

(b)         Non-income producing security.

(c)          Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of March 31, 2018, the fair value of these securities was $261,770 and amounted to 1.3% of net assets.

(d)         Rate periodically changes. Rate disclosed is the daily yield on March 31, 2018.

PLC—Public Limited Company

See notes to schedules of investments.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Depreciation
Mini MSCI EAFE Index Futures	1	6/15/18	$101,064	$100,030	$(1,034)

	Total unrealized appreciation				$—
	Total unrealized depreciation				(1,034)
	Total net unrealized appreciation (depreciation)				$(1,034)

See notes to schedules of investments.

Victory Portfolios II	Schedule of Portfolio Investments
VictoryShares Emerging Market Volatility Wtd ETF	March 31, 2018
(Unaudited)

Security Description	Shares	Value
Common Stocks (99.0%)

Brazil (4.4%):
Consumer Discretionary (0.4%):
Kroton Educacional S.A.	6,400	$26,368
Lojas Renner SA	3,420	35,588
Magazine Luiza SA	600	17,796
		79,752
Consumer Staples (1.0%):
Ambev SA	9,800	71,459
JBS SA	9,000	25,492
M Dias Branco SA	2,200	33,996
Natura Cosmeticos SA	2,700	26,174
Raia Drogasil SA	2,000	45,320
		202,441
Energy (0.2%):
Ultrapar Participacoes SA	2,200	47,266

Financials (0.6%):
B3 SA- Brasil Bolsa Balcao (a)	5,258	42,513
Banco do Brasil SA	2,400	29,831
BB Seguridade Participacoes SA	5,200	46,109
		118,453
Health Care (0.2%):
Hypermarcas S.A.	4,100	44,912

Industrials (0.7%):
CCR SA	9,500	35,974
Embraer S.A.	4,100	26,766
Localiza Rent a Car SA	4,760	41,414
WEG SA	5,400	36,987
		141,141
Information Technology (0.1%):
Cielo SA	5,092	31,916

Materials (0.1%):
Vale SA	2,500	31,967

Real Estate (0.2%):
Multiplan Empreendimentos Imobiliarios SA	2,200	45,773

Telecommunication Services (0.2%):
TIM Participacoes SA	8,900	38,825

Utilities (0.7%):
Cia de Saneamento Basico do Estado de Sao Paulo	3,100	32,869
Engie Brasil Energia SA	4,400	52,198
Equatorial Energia SA - ORD	2,500	54,150
		139,217
		921,663
Chile (2.9%):
Consumer Discretionary (0.2%):
SACI Falabella	5,278	50,937

Consumer Staples (0.5%):
Cencosud SA	15,178	46,485
Cia Cervecerias Unidas SA	3,362	49,506
		95,991

See notes to schedules of investments.

Security Description	Shares	Value
Energy (0.2%):
Empresas COPEC SA	2,241	$35,209

Financials (0.9%):
Banco de Chile	287,166	48,291
Banco de Credito e Inversiones	571	42,393
Banco Santander Chile	543,621	45,839
Sociedad Matriz del Banco de Chile SA, Class B	85,640	45,199
		181,722
Utilities (1.1%):
Aguas Andinas SA	76,039	49,503
Colbun SA	172,500	41,370
Empresa Nacional de Electricid SA	57,400	46,846
Enersis Chile	403,063	52,257
Enersis SA	220,248	51,459
		241,435
		605,294
China (13.4%):
Consumer Discretionary (1.2%):
ANTA Sports Products Ltd.	6,000	30,276
BAIC Motor Corp. Ltd., Class H (b)	17,000	20,839
BYD Co. Ltd. (c)	2,500	19,496
Dongfeng Motor Group Co. Ltd.	30,000	34,825
Great Wall Motor Co. Ltd., Class H	27,000	27,076
Guangzhou Automobile Group Co.	12,000	22,110
Hengten Networks Group Ltd. (a)	244,000	10,415
Minth Group Ltd.	6,000	27,332
Shenzhou International Group Holdings Ltd.	3,000	31,594
Zhongsheng Group Holdings Ltd.	10,500	28,699
		252,662
Consumer Staples (0.3%):
Dali Foods Group Co. Ltd. (b)	42,000	34,572
Want Want China Holdings Ltd.	39,000	31,258
		65,830
Energy (0.8%):
China Coal Energy Co. Ltd.	70,000	28,007
China Petroleum & Chemical Corp., Class H	58,000	50,921
China Shenhua Energy Co. Ltd.	10,500	26,090
PetroChina Co. Ltd.	66,000	45,329
Yanzhou Coal Mining Co. Ltd.	14,000	17,839
		168,186
Financials (2.9%):
Bank of China Ltd.	80,000	43,018
Bank of Communications Co. Ltd., Class H	64,000	50,153
China Cinda Asset Management Co.	99,000	35,952
China CITIC Bank Corp. Ltd.	56,000	38,247
China Construction Bank Corp.	38,000	39,027
China Galaxy Securities Co. Ltd.	53,000	35,253
China Huarong Asset Management Co. Ltd., Class H (b)	86,000	36,163
China International Capital Corp. Ltd., Class H (b)	12,400	24,870
China Life Insurance Co. Ltd.	14,000	38,533
China Reinsurance Group Corp.	242,000	50,263
Chongqing Rural Commercial Bank Co. Ltd.	38,000	29,101
CSC Financial Co. Ltd., Class H (a)(b)	59,000	49,092
People’s Insurance Co. Group of China Ltd.	63,000	29,461

See notes to schedules of investments.

Security Description	Shares	Value
PICC Property & Casualty Co. Ltd., Class H	18,000	$31,514
Ping An Insurance Group Co. of China Ltd.	3,000	30,505
Postal Savings Bank of China Co. Ltd., Class H (b)	69,000	43,345
		604,497
Health Care (1.2%):
3SBio, Inc. (b)(c)	13,000	29,287
China Medical System Holdings Ltd.	16,000	36,331
China Resources Pharmaceutical Group Ltd. (b)	28,500	39,947
Genscript Biotech Corp.	4,000	12,793
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd.	12,000	37,004
Sihuan Pharmaceutical Holdings Group Ltd.	79,000	23,354
Sinopharm Group Co. Ltd.	10,800	54,083
Wuxi Biologics Cayman, Inc. (a)(b)	2,500	24,035
		256,834
Industrials (2.5%):
Beijing Capital International Airport Co. Ltd.	22,000	29,547
China Communications Construction Co. Ltd.	49,000	50,324
China Conch Venture Holdings Ltd.	14,000	42,725
China Railway Construction Corp. Ltd.	55,500	55,586
China Railway Group Ltd.	84,000	58,227
China Shipping Container Lines Co. Ltd. (a)	193,000	35,905
Fosun International Ltd.	12,000	25,994
Haitian International Holdings Ltd.	10,000	30,327
Jiangsu Expressway Co. Ltd.	32,000	45,261
Sinopec Engineering Group Co. Ltd., Class H	34,000	33,836
Sinotrans Ltd.	48,000	26,361
Weichai Power Co. Ltd.	22,000	24,669
Zhejiang Expressway Co. Ltd., Class H	40,000	40,826
Zhuzhou CSR Times Electric Co. Ltd.	6,000	29,052
		528,640
Information Technology (1.0%):
AAC Technologies Holdings, Inc.	1,000	18,043
BYD Electronic (International) Co. Ltd. (c)	8,000	15,005
China Railway Signal & Communication Corp. Ltd. (b)	54,000	42,248
Kingsoft Corp. Ltd.	7,000	22,210
Legend Holdings Corp. (b)	6,800	22,485
Semiconductor Manufacturing International Corp. (a)(c)	13,500	17,649
Sunny Optical Technology Group Co. Ltd.	1,000	18,464
Tencent Holdings Ltd.	600	31,315
TravelSky Technology Ltd.	10,000	28,989
		216,408
Materials (0.8%):
Aluminum Corp. of China Ltd. (a)(c)	34,000	18,846
Anhui Conch Cement Co. Ltd.	5,500	29,961
BBMG Corp.	64,000	28,869
China Hongqiao Group Ltd. (c)	14,000	15,288
China Molybdenum Co. Ltd.	24,000	18,104
China National Building Material Co. Ltd. (c)	22,000	23,884
Zijin Mining Group Co. Ltd.	52,000	23,257
		158,209
Real Estate (1.4%):
China Evergrande Group (a)	6,000	18,884
China Vanke Co. Ltd.	5,600	25,546

See notes to schedules of investments.

Security Description	Shares	Value
Cifi Holdings Group Co. Ltd.	22,000	$19,203
Country Garden Holdings Co. Ltd.	11,000	22,651
Future Land Development Holdings Ltd.	20,000	16,947
Guangzhou R&f Properties, Class H	9,200	22,953
KWG Property Holding Ltd.	13,000	17,724
Logan Property Holdings Co. Ltd. (c)	14,000	21,300
Longfor Properties Co. Ltd.	8,000	24,465
Red Star Macalline Group Corp. Ltd., Class H (b)	22,200	25,996
Sino-Ocean Land Holdings Ltd.	31,500	22,839
Sunac China Holdings Ltd.	4,000	15,444
Zall Group Ltd. (a)	24,000	34,068
		288,020
Telecommunication Services (0.2%):
China Communications Services Corp. Ltd.	56,000	33,466

Utilities (1.1%):
CGN Power Co. Ltd., Class D (b)	226,000	58,459
China Longyuan Power Group Corp. Ltd.	70,000	53,696
Datang International Power Generation Co. Ltd. (a)	108,000	32,340
ENN Energy Holdings Ltd.	4,000	35,729
Huaneng Renewables Corp. Ltd.	114,000	42,562
		222,786
		2,795,538
Colombia (1.4%):
Energy (0.2%):
Ecopetrol SA	38,034	35,609

Financials (0.5%):
Bancolombia SA	3,993	43,203
Grupo de INV Suramericana	5,193	69,313
		112,516
Materials (0.3%):
Grupo Argos SA	8,911	60,044

Utilities (0.4%):
Interconexion Electrica SA ESP	15,328	73,099
		281,268
Czech Republic (0.4%):
Financials (0.4%):
Komercni Banka AS	1,651	75,305

Egypt (0.2%):
Financials (0.2%):
Commercial International Bank	10,139	51,335

Greece (0.2%):
Consumer Discretionary (0.2%):
OPAP SA	4,583	52,381

Hong Kong (1.0%):
Consumer Discretionary (0.1%):
Geely Automobile Holdings Ltd.	7,000	20,158

Consumer Staples (0.4%):
Health And Happiness H&H International Holdings Ltd. (a)	4,000	30,454

See notes to schedules of investments.

Security Description	Shares	Value
Hengan International Group Co. Ltd.	4,500	$41,686
		72,140
Energy (0.2%):
CNOOC Ltd.	31,000	45,663

Health Care (0.2%):
CSPC Pharmaceutical Group Ltd.	14,000	37,195

Real Estate (0.1%):
Agile Group Holdings Ltd.	12,000	24,802
		199,958
Hungary (0.7%):
Energy (0.2%):
MOL Hungarian Oil & Gas PLC	4,076	44,543

Financials (0.3%):
OTP Bank Public Co. Ltd.	1,138	51,235

Health Care (0.2%):
Richter Gedeon Nyrt.	2,013	42,100
		137,878
India (13.0%):
Consumer Discretionary (1.9%):
Bajaj Auto Ltd.	1,167	49,115
Bharat Forge Ltd.	3,268	35,060
Bosch Ltd.	179	49,453
Future Retail Ltd. (a)	3,073	25,954
Motherson Sumi Systems Ltd.	8,288	39,517
MRF Ltd.	41	45,588
Page Industries Ltd.	94	32,697
Rajesh Exports Ltd.	3,749	42,517
Tata Motors Ltd. (a)	6,779	33,975
Zee Entertainment Enterprises Ltd.	5,156	45,499
		399,375
Consumer Staples (1.9%):
Britannia Industries Ltd.	762	58,078
Colgate-Palmolive (India) Ltd.	3,621	58,683
Dabur India Ltd.	10,580	53,277
Emami Ltd.	2,487	40,760
Godrej Consumer Products Ltd.	2,244	37,631
Marico Ltd.	10,913	54,560
Nestle India Ltd.	467	58,744
United Breweries Ltd.	1,891	27,484
		389,217
Energy (0.6%):
Coal India Ltd.	9,005	39,118
Petronet LNG Ltd.	10,007	35,438
Reliance Industries Ltd.	3,314	44,855
		119,411
Financials (1.5%):
Bajaj Finserv Ltd.	531	42,108
Bank of Baroda	10,491	22,891
Housing Development Finance Corp. Ltd.	1,847	51,703
ICICI Bank Ltd.	8,255	35,234
ICICI Prudential Life Insurance Co. Ltd. (b)	6,114	36,431
Indiabulls Housing Finance Ltd.	1,940	36,805

See notes to schedules of investments.

Security Description	Shares	Value
Kotak Mahindra Bank Ltd.	3,285	$52,779
Yes Bank Ltd.	7,544	35,264
		313,215
Health Care (1.2%):
Aurobindo Pharma Ltd.	3,825	32,719
Biocon Ltd.	2,472	22,512
Cadila Healthcare Ltd. (a)	6,135	35,545
Divi’s Laboratories Ltd.	1,578	26,379
Dr. Reddy’s Laboratories Ltd.	956	30,499
Lupin Ltd.	2,686	30,307
Piramal Enterprises Ltd.	1,069	39,878
Torrent Pharmaceuticals Ltd.	1,668	31,964
		249,803
Industrials (1.3%):
ABB India Ltd.	2,240	44,468
Adani Enterprises Ltd.	8,550	20,504
Adani Ports And Special Economic Zone	7,109	38,599
Container Corp. of India Ltd.	2,058	39,291
Eicher Motors Ltd.	98	42,636
Havells India Ltd.	4,594	34,366
Larsen & Toubro Ltd.	2,534	50,936
		270,800
Information Technology (1.5%):
HCL Technologies Ltd.	3,351	49,770
Infosys Ltd.	2,355	40,870
Larsen & Toubro Infotech Ltd. (b)	1,461	30,035
Oracle Financial Services	901	51,744
Tata Consultancy Services Ltd.	1,081	47,227
Tech Mahindra Ltd.	4,150	40,644
Wipro Ltd.	11,475	49,469
		309,759
Materials (2.4%):
ACC Ltd.	1,847	42,694
Ambuja Cements Ltd.	13,133	46,911
Asian Paints Ltd.	3,211	55,165
Berger Paints India Ltd.	9,952	39,173
Dalmia Bharat Ltd.	919	40,502
Grasim Industries Ltd.	2,168	34,935
Hindustan Zinc Ltd.	7,813	36,006
JSW Steel Ltd.	7,839	34,636
Pidilite Industries Ltd.	3,456	48,637
Ultra Tech Cement Ltd.	736	44,578
UPL Ltd.	3,397	38,038
Vedanta Ltd.	7,157	30,492
		491,767
Real Estate (0.1%):
DLF Ltd.	7,200	22,218

Telecommunication Services (0.3%):
Bharti Airtel Ltd.	5,145	31,454
Bharti Infratel Ltd.	6,194	31,927
		63,381

See notes to schedules of investments.

Security Description	Shares	Value
Utilities (0.3%):
Adani Transmission Ltd. (a)	8,080	$23,998
NHPC Ltd.	98,765	41,950
		65,948
		2,694,894
Indonesia (3.3%):
Consumer Discretionary (0.2%):
PT Astra International TBK	83,100	44,071

Consumer Staples (1.1%):
PT Gudang Garam TBK	5,700	30,011
PT Hanjaya Mandala Sampoerna TBK	102,600	29,666
PT Indofood CBP Sukses Makmur TBK	85,300	51,279
PT Indofood Sukses Makmur TBK	101,400	53,039
PT Unilever Indonesia TBK	16,100	57,926
		221,921
Energy (0.2%):
PT Adaro Energy TBK	171,300	26,507
PT United Tractors TBK	11,500	26,735
		53,242
Financials (0.9%):
Bank Negara Indonesia Persero TBK PT	64,800	40,838
PT Bank Central Asia TBK	33,300	56,367
PT Bank Mandiri Persero TBK	81,900	45,665
PT Bank Rakyat Indonesia Persero TBK	172,100	45,010
		187,880
Health Care (0.2%):
PT Kalbe Farma TBK	420,600	45,834

Materials (0.5%):
Chandra Asri Petrochemical TBK PT	59,900	27,089
Indah Kiat Pulp & Paper Corp. TBK PT	25,400	20,298
PT Indocement Tunggal Prakarsa TBK	17,300	20,109
PT Semen Indonesia Persero TBK	38,500	28,948
		96,444
Telecommunication Services (0.2%):
PT Telekomunikasi Indonesia Persero TBK	167,900	43,911
		693,303
Korea, Republic Of (7.1%):
Consumer Discretionary (0.8%):
Coway Co. Ltd.	411	33,858
Hankook Tire Co. Ltd.	765	37,755
Hanon Systems	2,123	23,007
Hyundai Motor Co.	252	33,929
Kangwon Land, Inc.	1,505	38,479
		167,028
Consumer Staples (0.6%):
AMOREPACIFIC Group	209	26,865
E-MART, Inc.	105	26,649
KT&G Corp.	463	43,442
LG Household & Health Care Ltd.	33	36,907
		133,863
Energy (0.5%):
GS Holdings Corp.	616	35,603
SK Innovation Co. Ltd.	196	38,619

See notes to schedules of investments.

Security Description	Shares	Value
S-Oil Corp.	293	$32,852
		107,074
Financials (1.2%):
Hana Financial Group, Inc.	749	32,046
Industrial Bank of Korea	2,869	41,993
KB Financial Group, Inc.	671	38,782
Samsung Fire & Marine Insurance Co. Ltd.	186	46,771
Shinhan Financial Group Co. Ltd.	1,101	46,641
Woori Bank	2,742	37,047
		243,280
Health Care (0.1%):
Celltrion, Inc. (a)	54	16,103

Industrials (0.8%):
Hyundai Engineering & Construction Co. Ltd.	785	31,377
Hyundai Glovis Co. Ltd.	291	49,692
LG Corp.	493	40,197
Samsung C&T Corp.	329	42,290
		163,556
Information Technology (1.2%):
Kakao Corp.	199	24,179
LG Display Co. Ltd.	1,198	29,056
NAVER Corp.	51	37,611
NCSoft Corp.	64	24,620
Netmarble Games Corp. (b)	176	24,275
Samsung Electronics Co. Ltd.	17	39,111
Samsung SDI Co. Ltd.	145	25,985
Samsung SDS Co. Ltd.	118	27,956
SK Hynix, Inc.	357	26,897
		259,690
Materials (1.0%):
Hanwha Chemical Corp.	1,076	29,833
Hyundai Steel Co.	783	37,908
Korea Zinc Co. Ltd.	82	37,084
LG Chem Ltd.	95	34,406
Lotte Chemical Corp.	79	32,095
POSCO	102	32,252
		203,578
Telecommunication Services (0.6%):
KT Corp.	2,145	55,044
LG Uplus Corp.	2,513	29,001
SK Telecom Co. Ltd.	181	39,060
		123,105
Utilities (0.3%):
Korea Electric Power Corp.	1,867	57,632
		1,474,909
Malaysia (8.4%):
Consumer Discretionary (0.4%):
Genting Berhad	21,800	49,059
Genting Malaysia Berhad	28,600	35,879
		84,938

See notes to schedules of investments.

Security Description	Shares	Value
Consumer Staples (1.9%):
IOI Corp. Berhad	58,700	$72,578
Kuala Lumpur Kepong Berhad	21,700	143,582
Nestle Malaysia Berhad	1,800	70,305
PPB Group Berhad	21,300	105,453
		391,918
Energy (0.3%):
Petronas Dagangan Berhad	8,800	56,224

Financials (1.8%):
CIMB Group Holdings Berhad	28,200	52,228
Hong Leong Bank Berhad	9,400	45,468
Malayan Banking Berhad	39,000	106,125
Public Bank Berhad	20,300	126,022
RHB Capital Berhad	42,497	56,831
		386,674
Health Care (0.5%):
Hartalega Holdings Berhad	22,200	33,708
IHH Healthcare Berhad	44,200	68,598
		102,306
Industrials (0.9%):
AirAsia Berhad	36,500	37,388
Dialog Group Berhad	66,400	50,839
MISC Berhad	34,300	62,549
Sime Darby BHD	51,200	34,698
		185,474
Materials (0.5%):
Petronas Chemicals Group Berhad	36,700	77,368
Press Metal Aluminium Holdings BHD	29,200	34,291
		111,659
Telecommunication Services (1.2%):
Axiata Group Berhad	42,400	59,882
DiGi.Com Berhad	44,100	52,815
Maxis Berhad	62,200	91,385
Telekom Malaysia Berhad	34,900	47,033
		251,115
Utilities (0.9%):
Petronas Gas Berhad	8,600	39,641
Tenaga Nasional Berhad	24,400	101,993
YTL Corp. Berhad	110,494	38,298
		179,932
		1,750,240
Mexico (4.3%):
Consumer Staples (1.6%):
Arca Continental SAB de CV	7,837	54,202
Becle SAB de CV (a)	25,803	52,383
Gruma SAB de CV, Class B	3,643	41,803
Grupo Bimbo Sab (c)	25,783	56,428
Grupo Lala SAB de CV (c)	29,191	39,716
Kimberly-Clark de Mexico SAB de CV, Series A	24,117	45,166
Wal-Mart de Mexico SAB de CV	18,798	47,842
		337,540

See notes to schedules of investments.

Security Description	Shares	Value
Financials (0.8%):
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, Class B	35,478	$51,042
Grupo Elektra SAB de CV	1,317	36,959
Grupo Financiero Banorte SAB de CV	6,244	38,176
Grupo Financiero Inbursa SAB de CV	25,775	42,669
		168,846
Industrials (1.0%):
Grupo Aeroportuario del Pacifico SAB de CV (c)	5,348	52,853
Grupo Aeroportuario del Sureste SAB de CV	2,481	41,825
Grupo Carso SAB de CV	13,315	46,905
Promotora y Operadora de Infraestructura SAB de CV	5,861	58,280
		199,863
Materials (0.6%):
Grupo Mexico SAB de CV, Series B	13,721	45,708
Industrias Penoles SAB de CV	1,612	32,571
Mexichem SA de CV	15,116	46,272
		124,551
Utilities (0.3%):
Infraestructura Energetica, Class N	11,111	54,356
		885,156
Philippines (3.0%):
Consumer Discretionary (0.2%):
Jollibee Foods Corp.	8,000	45,844

Consumer Staples (0.2%):
Universal Robina Corp.	12,090	35,220

Financials (0.9%):
Ayala Corp.	1,935	35,157
Bank of the Philippine Islands	20,800	46,641
BDO Unibank, Inc.	15,000	39,960
GT Capital Holdings, Inc.	1,445	32,374
Metropolitan Bank & Trust Co.	22,040	36,243
		190,375
Industrials (0.8%):
Aboitiz Equity Ventures, Inc.	26,820	34,696
DMCI Holdings, Inc.	158,000	36,823
International Container Terminal Services, Inc.	22,660	43,429
SM Investments Corp.	2,317	40,721
		155,669
Real Estate (0.4%):
Ayala Land, Inc.	52,300	41,197
SM Prime Holdings, Inc.	61,400	39,657
		80,854
Telecommunication Services (0.3%):
Globe Telecom, Inc.	1,160	36,060
PLDT, Inc.	1,250	35,217
		71,277
Utilities (0.2%):
Manila Electric Co.	7,800	47,538
		626,777

See notes to schedules of investments.

Security Description	Shares	Value
Poland (1.9%):
Consumer Discretionary (0.2%):
Cyfrowy Polsat SA	6,400	$46,648

Energy (0.3%):
Polski Koncern Naftowy Orlen SA	1,047	25,740
Polskie Gornictwo Naftowe i Gazownictwo SA	23,396	38,632
		64,372
Financials (1.2%):
Bank Pekao SA	1,226	44,179
Bank Zachodni WBK SA	316	33,450
ING Bank Slaski SA	1,004	57,745
mBank SA	249	30,476
Powszechna Kasa Oszczednosci Bank Polski SA	3,667	43,339
Powszechny Zaklad Ubezpieczen na Zycie SA	3,479	42,449
		251,638
Utilities (0.2%):
PGE SA (a)	11,612	33,631
		396,289
Qatar (1.5%):
Financials (0.6%):
Masraf Al Rayan QSC	3,634	35,282
Qatar Islamic Bank SAQ	1,754	46,982
Qatar National Bank SAQ	1,374	49,071
		131,335
Industrials (0.2%):
Industries Qatar QSC	1,537	44,379

Real Estate (0.3%):
Barwa Real Estate Co.	4,146	38,157
Ezdan Holding Group QSC	7,168	20,677
		58,834
Telecommunication Services (0.2%):
Ooredoo QSC	1,257	28,497

Utilities (0.2%):
Qatar Electricity & Water Co. QSC	772	39,872
		302,917
Russian Federation (2.3%):
Consumer Staples (0.1%):
Magnit PJSC	282	22,828

Energy (0.2%):
Tatneft PAO	3,020	32,430

Materials (1.2%):
ALROSA AO	26,200	41,727
Magnitogorsk Iron & Steel Works OJSC	46,700	36,042
MMC Norilsk Nickel PJSC	190	35,813
Novolipetsk Steel OJSC	14,790	37,244
Polyus PJSC	469	36,532
Severstal PJSC	3,010	45,693
United Co. Rusal PLC	42,000	25,421
		258,472
Telecommunication Services (0.2%):
Mobile TeleSystems PJSC	7,360	37,693

See notes to schedules of investments.

Security Description	Shares	Value
Utilities (0.6%):
Federal Grid Co. Unified Energy System PJSC	14,680,000	$45,383
Inter RAO UES PJSC	684,000	45,743
RusHydro PJSC	3,060,000	40,393
		131,519
		482,942
South Africa (5.2%):
Consumer Discretionary (0.7%):
Imperial Holdings Ltd.	1,262	24,884
Mr. Price Group Ltd.	1,290	31,079
Naspers Ltd.	117	28,602
The Foschini Group Ltd.	1,361	25,743
Truworths International Ltd.	3,061	27,824
		138,132
Consumer Staples (1.1%):
AVI Ltd.	5,043	47,243
Bid Corp. Ltd.	1,559	33,969
Clicks Group Ltd.	2,483	38,225
Shoprite Holdings Ltd.	1,455	31,067
The SPAR Group Ltd.	2,094	35,856
Tiger Brands Ltd.	1,409	44,308
		230,668
Energy (0.1%):
Exxaro Resources Ltd.	2,417	22,269

Financials (1.9%):
Barclays Africa Group Ltd.	1,797	28,817
Capitec Bank Holdings Ltd.	406	29,867
Discovery Ltd.	2,417	34,837
FirstRand Ltd.	5,808	32,846
Investec Ltd.	5,698	44,449
Nedbank Group Ltd.	1,456	35,145
Rand Merchant Investment Holdings Ltd.	12,591	42,575
Remgro Ltd.	2,179	40,893
RMB Holdings Ltd.	5,573	36,346
Sanlam Ltd.	4,093	29,514
Standard Bank Group Ltd.	2,015	37,249
		392,538
Health Care (0.2%):
Aspen Pharmacare Holdings Ltd.	1,596	35,006

Industrials (0.1%):
The Bidvest Group Ltd.	1,694	32,091

Materials (0.7%):
Assore Ltd.	750	18,513
Kumba Iron Ore Ltd.	822	19,668
Mondi Ltd.	1,590	43,311
Sappi Ltd.	5,603	36,092
Sasol Ltd.	1,104	37,632
		155,216
Telecommunication Services (0.4%):
MTN Group Ltd.	3,800	38,233

See notes to schedules of investments.

Security Description	Shares	Value
Vodacom Group Ltd.	2,958	$38,275
		76,508
		1,082,428
Taiwan (12.6%):
Consumer Discretionary (0.8%):
Cheng Shin Rubber Industry Co. Ltd.	35,000	56,843
Hotai Motor Co. Ltd.	4,000	39,856
Pou Chen Corp.	49,000	65,042
		161,741
Consumer Staples (0.5%):
President Chain Store Corp.	5,000	50,249
Uni-President Enterprises Corp.	23,000	53,881
		104,130
Energy (0.2%):
Formosa Petrochemical Corp.	11,000	44,709

Financials (4.4%):
Cathay Financial Holding Co. Ltd.	29,000	51,525
Chang Hwa Commercial Bank Ltd.	166,380	96,158
China Development Financial Holding Corp.	147,000	51,933
CTBC Financial Holding Co. Ltd.	83,800	60,073
E.Sun Financial Holding Co. Ltd.	154,546	103,896
First Financial Holding Co. Ltd.	128,753	89,427
Fubon Financial Holding Co. Ltd.	35,000	60,144
Hua Nan Financial Holdings Co. Ltd.	169,958	102,016
Mega Financial Holding Co. Ltd.	83,000	71,314
Taishin Financial Holding Co. Ltd.	150,000	73,572
Taiwan Cooperative Financial Holding Co. Ltd.	158,711	93,359
Yuanta Financial Holding Co. Ltd.	143,000	65,479
		918,896
Industrials (0.7%):
Far Eastern New Century Corp.	68,000	61,224
Hiwin Technologies Corp.	2,000	28,469
Taiwan High Speed Rail Corp.	84,000	64,250
		153,943
Information Technology (3.2%):
Advanced Semiconductor Engineering, Inc.	33,000	47,709
Advantech Co. Ltd.	6,000	43,012
Asustek Computer, Inc.	5,000	46,562
AU Optronics Corp.	92,000	42,600
Catcher Technology Co. Ltd.	2,000	24,799
Delta Electronics, Inc.	12,000	53,507
Foxconn Technology Co. Ltd.	17,100	45,807
Hon Hai Precision Industry Co. Ltd.	14,000	43,217
Innolux Corp.	83,000	36,297
MediaTek, Inc.	3,000	34,059
Nanya Technology Corp.	10,000	31,658
Pegatron Corp.	15,000	37,352
Quanta Computer, Inc.	18,000	36,303
Taiwan Semiconductor Manufacturing Co. Ltd.	6,000	50,214
United Microelectronics Corp.	71,000	37,260
Vanguard International	15,000	32,670
Win Semiconductors Corp.	2,000	21,471
		664,497

See notes to schedules of investments.

Security Description	Shares	Value
Materials (1.5%):
China Steel Corp.	100,000	$79,575
Formosa Chemicals & Fibre	13,000	48,602
Formosa Plastics Corp.	16,000	56,525
Nan Ya Plastics Corp.	24,000	67,337
Taiwan Cement Corp.	48,000	60,175
		312,214
Telecommunication Services (1.3%):
Chunghwa Telecom Co. Ltd.	25,000	95,609
Far EasTone Telecommunications Co. Ltd.	32,000	84,514
Taiwan Mobile Co. Ltd.	23,000	85,989
		266,112
		2,626,242
Taiwan, Province Of China (0.2%):
Information Technology (0.2%):
Formosa Sumco Technology Corp.	4,000	17,218
Yageo Corp.	1,000	17,836
		35,054
Thailand (6.9%):
Consumer Discretionary (0.4%):
Home Product Center Public Co. Ltd.	81,100	36,062
Minor International Public Co. Ltd.	36,500	44,370
		80,432
Consumer Staples (0.6%):
Charoen Pokphand Foods Public Co. Ltd.	63,700	51,453
CP ALL Public Co. Ltd.	24,900	69,499
		120,952
Energy (0.9%):
Banpu PCL	55,400	35,090
Energy Absolute Public Co. Ltd.	17,000	23,792
IRPC Public Co. Ltd.	189,100	43,857
PTT PCL	3,050	53,468
Thai Oil PCL	12,500	36,289
		192,496
Financials (1.2%):
Bangkok Bank Public Co. Ltd.	11,100	70,307
Kasikornbank Public Co. Ltd.	7,400	50,186
Krung Thai Bank Public Co. Ltd.	109,700	66,676
The Siam Commercial Bank Public Co. Ltd.	13,500	61,972
		249,141
Health Care (0.5%):
Bangkok Dusit Medical Services Public Co. Ltd.	80,100	60,216
Bumrungrad Hospital Public Co. Ltd.	6,000	39,731
		99,947
Industrials (0.7%):
Airports of Thailand PCL	20,700	43,704
Bangkok Expressway & Metro PCL	255,700	58,895
Berli Jucker PCL	19,300	34,883
		137,482

See notes to schedules of investments.

Security Description	Shares	Value
Materials (0.8%):
Indorama Ventures Public Co. Ltd.	22,900	$41,573
PTT Global Chemical Public Co. Ltd.	17,200	52,134
The Siam Cement Public Co. Ltd.	4,650	73,483
		167,190
Real Estate (0.4%):
Central Pattana Public Co. Ltd.	18,100	45,453
Land & Houses Public Co. Ltd.	128,900	43,709
		89,162
Telecommunication Services (0.7%):
Advanced Info Service Public Co. Ltd.	9,700	63,922
Intouch Holdings Public Co. Ltd.	36,300	67,351
Total Access Communication Public Co. Ltd.	17,300	24,904
		156,177
Utilities (0.7%):
Electricity Generating Public Co. Ltd.	7,800	57,140
Global Power Synergy PCL	11,100	26,809
Glow Energy Public Co. Ltd.	21,600	58,733
		142,682
		1,435,661
Turkey (2.5%):
Consumer Discretionary (0.3%):
Ford Otomotiv Sanayi AS	2,243	34,884
Tofas Turk Otomobil Fabrikasi AS	5,489	36,875
		71,759
Consumer Staples (0.2%):
BIM Birlesik Magazalar AS	2,527	45,707

Energy (0.2%):
Tupras Turkiye Petrol Rafinerileri AS	1,237	34,463

Financials (0.9%):
Akbank TAS	13,280	32,184
Haci Omer Sabanci Holding AS	15,311	40,677
Turkiye Garanti Bankasi AS	11,137	30,774
Turkiye Is Bankasi	16,778	30,326
Turkiye Vakiflar Bankasi T.A.O.	16,242	26,763
Yapi ve Kredi Bankasi AS	27,214	30,700
		191,424
Industrials (0.5%):
Aselsan Elektronik Sanayi ve Ticaret AS	2,626	20,437
Enka Insaat ve Sanayi AS	36,408	49,932
KOC Holding AS	9,403	38,807
		109,176
Materials (0.2%):
Eregli Demir ve Celik Fabrikalari TAS	12,056	31,785

Telecommunication Services (0.2%):
Turkcell Iletisim Hizmetleri AS	8,965	34,226
		518,540
United Arab Emirates (2.2%):
Financials (0.9%):
Abu Dhabi Commercial Bank PJSC	27,741	49,850
Dubai Islamic Bank PJSC	48,084	69,518

See notes to schedules of investments.

Security Description	Shares	Value
National Bank of Abu Dhabi PJSC	21,756	$69,306
		188,674
Industrials (0.2%):
DP World Ltd.	1,541	34,673

Real Estate (0.8%):
Aldar Properties PJSC	93,886	54,448
DAMAC Properties Dubai Co. PJSC	31,906	25,974
Emaar Malls Group PJSC	78,765	46,108
Emaar Properties PJSC	23,777	37,548
		164,078
Telecommunication Services (0.3%):
Emirates Telecom Group Co.	13,419	64,486
		451,911
Total Common Stocks (Cost $18,212,157)		20,577,883

Rights (0.0%)

Philippines (0.0%):
Financials (0.0%):
Metropolitan Bank & Trust Co. Expires 04/05/18 @ $0.00(a)	5,183	—
Total Rights (Cost $—)		—

Collateral for Securities Loaned (1.2%)

United States (1.2%):
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 1.76% (d)	31,366	31,366
Fidelity Investments Money Market Government Portfolio, Class I, 1.53% (d)	70,101	70,101
Fidelity Investments Prime Money Market Portfolio, Class I, 1.74% (d)	36,596	36,596
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 1.88% (d)	10,455	10,455
JPMorgan Prime Money Market Fund, Capital Class, 1.77% (d)	94,095	94,095
Total Collateral for Securities Loaned (Cost $242,613)		242,613
Total Investments (Cost $18,454,770) — 100.2%		20,820,496
Liabilities in excess of other assets — (0.2)%		(35,508)
NET ASSETS - 100.00%		$20,784,988

(a)         Non-income producing security.

(b)         Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of March 31, 2018, the fair value of these securities was $542,079 and amounted to 2.6% of net assets.

(c)          All or a portion of this security is on loan.

(d)         Rate periodically changes. Rate disclosed is the daily yield on March 31, 2018.

PCL—Public Company Limited

PLC—Public Limited Company

See notes to schedules of investments.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Depreciation
Mini MSCI Emerging Markets Index Futures	2	6/15/18	$118,973	$118,780	$(193)

	Total unrealized appreciation				$—
	Total unrealized depreciation				(193)
	Total net unrealized appreciation (depreciation)				$(193)

See notes to schedules of investments.

Victory Portfolios II	Schedule of Portfolio Investments
VictoryShares US Large Cap High Div Volatility Wtd ETF	March 31, 2018
(Unaudited)

Security Description	Shares	Value
Common Stocks (99.3%)

Consumer Discretionary (14.2%):
Carnival Corp., Class A	22,297	$1,462,237
Cinemark Holdings, Inc.	24,905	938,171
Darden Restaurants, Inc.	13,543	1,154,541
Foot Locker, Inc.	11,525	524,849
Ford Motor Co.	126,340	1,399,847
Genuine Parts Co.(a)	13,431	1,206,641
Harley-Davidson, Inc.	23,291	998,718
Kohl’s Corp.	13,608	891,460
L Brands, Inc.(a)	14,937	570,743
Las Vegas Sands Corp.	19,367	1,392,487
Leggett & Platt, Inc.	29,532	1,310,039
Macy’s, Inc.(a)	22,448	667,604
McDonald’s Corp.	11,737	1,835,432
Newell Brands, Inc.	19,143	487,764
Nordstrom, Inc.	17,690	856,373
Omnicom Group, Inc.(a)	16,417	1,193,024
Target Corp.	12,808	889,259
The Gap, Inc.	25,044	781,373
The Interpublic Group of Co., Inc.	37,392	861,138
Williams-Sonoma, Inc.	15,554	820,628
		20,242,328
Consumer Staples (14.0%):
Altria Group, Inc.	20,736	1,292,268
Archer-Daniels-Midland Co.	36,029	1,562,578
Campbell Soup Co.(a)	23,253	1,007,087
Costco Wholesale Corp.	7,442	1,402,296
CVS Health Corp.	16,360	1,017,756
General Mills, Inc.	26,296	1,184,898
Kellogg Co.	19,339	1,257,228
Kimberly-Clark Corp.	14,745	1,623,867
Philip Morris International, Inc.	15,153	1,506,208
The Clorox Co.	11,743	1,563,111
The Hershey Co.	16,497	1,632,543
The J.M. Smucker Co.	8,840	1,096,248
The Kraft Heinz Co.	27,048	1,684,821
The Procter & Gamble Co.	26,084	2,067,939
		19,898,848
Electric Utilities (14.8%):
Alliant Energy Corp.	50,862	2,078,221
American Electric Power Co., Inc.	31,905	2,188,364
Duke Energy Corp.	30,158	2,336,339
Eversource Energy	31,029	1,828,229
Exelon Corp.	51,300	2,001,213
OGE Energy Corp.	57,876	1,896,597
PG&E Corp.	22,836	1,003,185
Pinnacle West Capital Corp.	24,876	1,985,105
PPL Corp.	63,554	1,797,943
Westar Energy, Inc.	37,286	1,960,871
Xcel Energy, Inc.	50,055	2,276,501
		21,352,568

See notes to schedules of investments.

Security Description	Shares	Value
Energy (11.3%):
Andeavor	14,046	$1,412,466
Apache Corp.(a)	22,554	867,878
Cheniere Energy Partners LP Holdings LLC	52,161	1,440,165
Chevron Corp.	13,585	1,549,233
Exxon Mobil Corp.	25,237	1,882,933
Marathon Petroleum Corp.	20,168	1,474,482
Occidental Petroleum Corp.	26,035	1,691,234
ONEOK, Inc.(a)	23,566	1,341,377
Phillips 66	18,062	1,732,507
The Williams Cos., Inc.	54,366	1,351,539
Valero Energy Corp.	16,747	1,553,619
		16,297,433
Financials (15.2%):
American Financial Group, Inc.	12,980	1,456,616
Cincinnati Financial Corp.	20,051	1,488,987
CME Group, Inc.	10,055	1,626,296
CNA Financial Corp.	27,504	1,357,322
Erie Indemnity Co., Class A	11,794	1,387,446
First American Financial Corp.	29,022	1,703,011
FNB Corp.	88,011	1,183,748
Invesco Ltd.	41,952	1,342,884
New York Community Bancorp, Inc.	98,216	1,279,754
Old Republic International Corp.	68,227	1,463,469
PacWest Bancorp	22,542	1,116,505
People’s United Financial, Inc.	81,687	1,524,279
Principal Financial Group, Inc.	22,715	1,383,571
Prudential Financial, Inc.	12,493	1,293,650
Umpqua Holdings Corp.	57,366	1,228,206
Wells Fargo & Co.	24,058	1,260,880
		22,096,624
Health Care (1.9%):
Cardinal Health, Inc.	15,284	958,001
Pfizer, Inc.	49,347	1,751,325
		2,709,326
Industrials (8.1%):
Eaton Corp. PLC	19,028	1,520,527
Emerson Electric Co.	22,820	1,558,606
Fastenal Co.	22,028	1,202,509
Nielsen Holdings PLC	31,969	1,016,295
PACCAR, Inc.	19,619	1,298,189
TransDigm Group, Inc.(a)	4,509	1,383,992
United Parcel Service, Inc., Class B	13,731	1,437,086
Watsco, Inc.	11,200	2,026,864
		11,444,068
Information Technology (1.5%):
Paychex, Inc.	23,593	1,453,093
Seagate Technology PLC	12,663	741,039
		2,194,132
Materials (5.0%):
International Paper Co.	26,628	1,422,734

See notes to schedules of investments.

Security Description	Shares	Value
Lyondellbasell Industries NV, Class A	12,114	$1,280,208
RPM International, Inc.	29,430	1,402,928
Sonoco Products Co.	34,325	1,664,763
WestRock Co.	21,053	1,350,971
		7,121,604
Multi-Utilities (11.0%):
CenterPoint Energy, Inc.	69,849	1,913,863
Consolidated Edison, Inc.	28,409	2,214,197
Dominion Resources, Inc.(a)	28,813	1,942,861
DTE Energy Co.	20,402	2,129,969
MDU Resources Group, Inc.	63,509	1,788,413
Public Service Enterprise Group, Inc.	41,083	2,064,010
Vectren Corp.	25,994	1,661,536
WEC Energy Group, Inc.	34,865	2,186,036
		15,900,885
Telecommunication Services (2.3%):
AT&T, Inc.	34,921	1,244,934
CenturyLink, Inc.(a)	38,256	628,546
Verizon Communications, Inc.	28,482	1,362,009
		3,235,489
Total Common Stocks (Cost $140,224,952)		142,493,305

Collateral for Securities Loaned (4.1%)

BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 1.76%(b)	762,842	762,842
Fidelity Investments Money Market Government Portfolio, Class I, 1.53%(b)	1,704,902	1,704,902
Fidelity Investments Prime Money Market Portfolio, Class I, 1.74%(b)	890,030	890,030
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 1.88%(b)	254,281	254,281
JPMorgan Prime Money Market Fund, Capital Class, 1.77%(b)	2,288,423	2,288,423
Total Collateral for Securities Loaned (Cost $5,900,478)		5,900,478
Total Investments (Cost $146,125,430) — 103.4%		148,393,783
Liabilities in excess of other assets — (3.4)%		(4,911,069)
NET ASSETS - 100.00%		$143,482,714

(a)         All or a portion of this security is on loan.

(b)         Rate periodically changes. Rate disclosed is the daily yield on March 31, 2018.

LP—Limited Partnership

PLC—Public Limited Company

See notes to schedules of investments.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Depreciation
E-Mini S&P 500 Futures	5	6/15/18	$685,635	$660,750	$(24,885)

	Total unrealized appreciation				$—
	Total unrealized depreciation				(24,885)
	Total net unrealized appreciation (depreciation)				$(24,885)

See notes to schedules of investments.

Victory Portfolios II	Schedule of Portfolio Investments
VictoryShares US Small Cap High Div Volatility Wtd ETF	March 31, 2018
(Unaudited)

Security Description	Shares	Value
Common Stocks (99.5%)

Consumer Discretionary (17.2%):
Bassett Furniture Industries, Inc.	10,190	$309,267
Brinker International, Inc.(a)	9,866	356,163
Capella Education Co.	3,351	292,710
Chico’s FAS, Inc.	26,559	240,093
Core-Mark Holding Co., Inc.	10,704	227,567
DSW, Inc., Class A(a)	13,603	305,523
Entravision Communications Corp.	63,331	297,656
Ethan Allen Interiors, Inc.(a)	16,501	378,698
Flexsteel Industries, Inc.	8,807	348,581
GameStop Corp., Class A(a)	21,755	274,548
Haverty Furniture Cos., Inc.	16,134	325,101
LCI Industries	3,666	381,814
Marcus Corp.	16,080	488,028
MDC Holdings, Inc.	13,890	387,808
Meredith Corp.(a)	6,240	335,712
Nacco Industries, Inc.	3,882	127,524
Nutrisystem, Inc.	7,741	208,620
PetMed Express, Inc.(a)	4,899	204,533
Sonic Corp.	19,768	498,747
Sturm Ruger & Co.(a)	6,087	319,568
The Buckle, Inc.(a)	11,863	262,765
The Cheesecake Factory, Inc.(a)	8,979	432,967
Wingstop, Inc.	7,618	359,798
		7,363,791
Consumer Staples (3.9%):
B&G Foods, Inc.(a)	11,207	265,606
Ingles Markets, Inc., Class A	7,683	260,070
John B. Sanfilippo & Son, Inc.	7,356	425,692
Medifast, Inc.(a)	3,929	367,165
Weis Markets, Inc.(a)	8,610	352,837
		1,671,370
Financials (23.8%):
AMERISAFE, Inc.	8,864	489,736
Capitol Federal Financial, Inc.(a)	56,074	692,514
Cohen & Steers, Inc.(a)	14,795	601,565
FBL Financial Group, Inc., Class A	5,623	389,955
Hanmi Financial Corp.	16,807	516,815
Hope Bancorp, Inc.	26,020	473,304
Mercury General Corp.	9,877	453,058
Northwest Bancshares, Inc.(a)	39,617	656,058
Park National Corp.	5,621	583,235
ProAssurance Corp.	10,574	513,368
Provident Financial Services, Inc.	21,436	548,547
RLI Corp.	9,012	571,271
Safety Insurance Group, Inc.	8,792	675,664
Southside Bancshares, Inc.	16,477	572,411
Stewart Information Services	12,106	531,938
Trustmark Corp.	17,372	541,312
Waddell & Reed Financial, Inc., Class A	21,824	441,063
Washington Trust BanCorp, Inc.	8,331	447,791
Westamerica BanCorp	8,681	504,192
		10,203,797

See notes to schedules of investments.

Security Description	Shares	Value
Health Care (3.5%):
Meridian Bioscience, Inc.	28,194	$400,355
National Healthcare Corp.	8,057	480,439
Owens & Minor, Inc.	15,639	243,186
Patterson Co., Inc.	16,581	368,596
		1,492,576
Industrials (20.2%):
American Railcar Industries, Inc.(a)	11,946	446,900
Argan, Inc.	6,841	293,821
Brady Corp., Class A	15,524	576,717
Ennis, Inc.	23,912	471,066
GATX Corp.(a)	7,818	535,455
H&E Equipment Services, Inc.	7,717	297,027
Herman Miller, Inc.	12,760	407,682
Hillenbrand, Inc.	11,956	548,781
HNI Corp.	8,392	302,867
Insperity, Inc.	5,159	358,808
Insteel Industries, Inc.	11,507	317,938
KBR, Inc.	18,642	301,814
Knoll, Inc.	19,330	390,273
Matson, Inc.	7,899	226,227
McGrath RentCorp	9,096	488,364
Mobile Mini, Inc.	10,026	436,131
Mueller Industries, Inc.(a)	18,314	479,094
National Presto Industries, Inc.(a)	4,728	443,250
Pitney Bowes, Inc.(a)	21,371	232,730
Quad/Graphics, Inc.	9,403	238,366
Resources Connection, Inc.	29,598	479,488
Steelcase, Inc., Class A	24,902	338,667
		8,611,466
Information Technology (6.2%):
Forrester Research, Inc.	13,439	557,047
InterDigital, Inc.	5,730	421,728
MTS Systems Corp.	10,576	546,250
NIC, Inc.	21,611	287,426
NVE Corp.	4,557	378,732
Park Electrochemical Corp.	24,912	419,518
		2,610,701
Materials (7.0%):
A. Schulman, Inc.	7,048	303,064
Advanced Emissions Solutions, Inc.(a)	28,990	331,066
Greif, Inc., Class A(a)	7,766	405,774
Kronos Worldwide, Inc.	12,603	284,828
Neenah Paper, Inc.(a)	8,544	669,850
Schnitzer Steel Industries, Inc.	9,664	312,630
Warrior Met Coal, Inc.	6,422	179,880
Worthington Industries, Inc.	10,187	437,227
		2,924,319
Real Estate (1.2%):
HFF, Inc., Class A	10,417	517,725

See notes to schedules of investments.

Security Description	Shares	Value
Utilities (16.5%):
American States Water Co.	10,654	$565,301
Black Hills Corp.(a)	13,270	720,561
California Water Service Group	14,538	541,541
Chesapeake Utilities Corp.	8,711	612,819
Connecticut WTR Service, Inc.(a)	9,214	557,723
MGE Energy, Inc.	11,455	642,626
Middlesex Water Co.	12,964	475,779
NorthWestern Corp.	15,185	816,953
Otter Tail Corp.	14,854	643,920
SJW Corp.	7,917	417,305
Spark Energy, Inc.(a)	24,981	296,025
Unitil Corp.	16,262	754,719
		7,045,272
Total Common Stocks (Cost $42,959,126)		42,441,017

Collateral for Securities Loaned (13.6%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 1.76%(b)	752,651	752,651
Fidelity Investments Money Market Government Portfolio, Class I, 1.53%(b)	1,682,128	1,682,128
Fidelity Investments Prime Money Market Portfolio, Class I, 1.74%(b)	878,141	878,141
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 1.88%(b)	250,884	250,884
JPMorgan Prime Money Market Fund, Capital Class, 1.77%(b)	2,257,854	2,257,854
Total Collateral for Securities Loaned (Cost $5,821,658)		5,821,658
Total Investments (Cost $48,780,784) — 113.1%		48,262,675
Liabilities in excess of other assets — (13.1)%		(5,585,695)
NET ASSETS - 100.00%		$42,676,980

(a)      All or a portion of this security is on loan.

(b)      Rate periodically changes. Rate disclosed is the daily yield on March 31, 2018.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Depreciation
Russell 2000 Mini Index Futures	2	6/15/18	$155,941	$153,120	$(2,821)

	Total unrealized appreciation				$—
	Total unrealized depreciation				(2,821)
	Total net unrealized appreciation (depreciation)				$(2,821)

See notes to schedules of investments.

Victory Portfolios II	Schedule of Portfolio Investments
VictoryShares International High Div Volatility Wtd ETF	March 31, 2018
(Unaudited)

Security Description	Shares	Value
Common Stocks (98.7%)

Australia (15.8%):
Consumer Staples (2.5%):
Wesfarmers Ltd.	16,693	$532,741
Woolworths Ltd.	28,162	568,538
		1,101,279
Energy (0.8%):
Woodside Petroleum Ltd.	15,363	344,952

Financials (8.1%):
AMP Ltd.	107,197	410,761
Australia & New Zealand Banking Group Ltd.	22,737	468,970
Commonwealth Bank of Australia	8,709	483,585
Insurance Australia Group Ltd.	60,184	345,691
Macquarie Group Ltd.	5,460	431,433
National Australia Bank Ltd.	23,303	509,812
Suncorp Group Ltd.	40,028	410,039
Westpac Banking Corp.	21,526	473,084
		3,533,375
Materials (2.9%):
Amcor Ltd.	43,632	474,767
BHP Billiton Ltd.	16,044	347,553
Fortescue Metals Group Ltd.	66,460	220,980
South32 Ltd.	90,084	222,746
		1,266,046
Telecommunication Services (0.7%):
Telstra Corp. Ltd.	125,795	303,318

Utilities (0.8%):
AGL Energy Ltd.	22,788	379,377
		6,928,347
Belgium (3.4%):
Consumer Staples (1.0%):
Anheuser-Busch InBev SA/NV	3,871	425,195

Financials (1.4%):
Ageas	11,495	593,411

Telecommunication Services (1.0%):
Proximus SADP	14,628	454,060
		1,472,666
Canada (12.0%):
Consumer Discretionary (1.2%):
Shaw Communications, Inc., Class B	26,855	517,421

Energy (2.9%):
Enbridge, Inc.	12,512	393,562
Pembina Pipeline Corp.	13,510	421,597
TransCanada Corp.	11,177	462,281
		1,277,440
Financials (1.7%):
Power Financial Corp.	28,727	719,401

Telecommunication Services (3.3%):
BCE, Inc.	18,215	783,915
TELUS Corp.	18,855	662,165
		1,446,080

See notes to schedules of investments.

Security Description	Shares	Value
Utilities (2.9%):
Fortis, Inc.	17,183	$580,103
Hydro One Ltd. (a)	43,006	698,405
		1,278,508
		5,238,850
Denmark (0.5%):
Consumer Discretionary (0.5%):
Pandora A/S	1,868	200,377

Finland (2.2%):
Financials (1.3%):
Sampo Oyj, Class A	10,202	568,082

Industrials (0.9%):
Kone Oyj, Class B	8,337	415,716
		983,798
France (6.1%):
Energy (1.3%):
Total SA	9,716	551,419

Financials (0.7%):
Natixis SA	39,572	324,148

Health Care (1.1%):
Sanofi	5,979	480,565

Telecommunication Services (1.3%):
Orange SA	32,813	556,498

Utilities (1.7%):
Electricite de France SA	17,977	260,097
Veolia Environnement SA	20,247	479,391
		739,488
		2,652,118
Germany (3.7%):
Consumer Discretionary (2.6%):
Bayerische Motoren Werke AG	4,139	448,878
Daimler AG, Registered Shares	5,525	468,817
ProSiebenSat.1 Media SE	6,831	236,830
		1,154,525
Telecommunication Services (1.1%):
Deutsche Telekom AG, Registered Shares	28,444	463,679
		1,618,204
Hong Kong (5.5%):
Consumer Discretionary (0.7%):
Chow Tai Fook Jewellery Group Ltd.	263,800	300,510

Industrials (1.6%):
MTR Corp. Ltd.	131,500	707,106

Real Estate (1.3%):
Hang Lung Properties Ltd.	152,000	354,052
The Wharf Holdings Ltd.	58,000	199,174
		553,226
Telecommunication Services (1.1%):
China Mobile Ltd.	55,500	508,827

See notes to schedules of investments.

Security Description	Shares	Value
Utilities (0.8%):
Power Assets Holdings Ltd.	37,500	$334,246
		2,403,915
Ireland (0.6%):
Consumer Discretionary (0.6%):
WPP PLC	17,023	270,440

Italy (6.4%):
Energy (2.4%):
Eni SpA	33,549	589,742
Snam SpA	95,518	438,686
		1,028,428
Financials (2.1%):
Assicurazioni Generali SpA	25,396	488,198
Intesa Sanpaolo SpA	122,720	445,927
		934,125
Industrials (0.9%):
Atlantia SpA	13,301	411,560

Utilities (1.0%):
Terna Rete Elettrica Nazionale SpA	75,982	443,940
		2,818,053
Japan (5.3%):
Consumer Discretionary (3.1%):
Fuji Heavy Industries Ltd.	11,300	370,577
Nissan Motor Co. Ltd.	51,700	531,870
Sekisui House Ltd.	25,500	463,070
		1,365,517
Consumer Staples (1.2%):
Japan Tobacco, Inc.	17,300	493,519

Information Technology (1.0%):
Canon, Inc.	12,200	441,489
		2,300,525
Netherlands (2.1%):
Materials (1.2%):
AkzoNobel NV	5,549	523,899

Telecommunication Services (0.9%):
Koninklijke KPN NV	137,692	412,834
		936,733
Norway (1.8%):
Consumer Staples (1.8%):
Marine Harvest ASA	16,237	325,739
Orkla ASA, Class A	41,300	443,469
		769,208
Portugal (1.0%):
Utilities (1.0%):
EDP - Energias de Portugal SA	116,642	443,142

Singapore (1.6%):
Telecommunication Services (1.6%):
Singapore Telecommunications Ltd.	263,700	677,959

See notes to schedules of investments.

Security Description	Shares	Value
Spain (9.6%):
Energy (1.0%):
Repsol SA	25,424	$450,889

Financials (0.8%):
Mapfre SA	107,714	357,938

Industrials (3.2%):
Abertis Infraestructuras SA	27,227	610,322
ACS, Actividades de Construccion y Servicios SA	9,421	366,844
Ferrovial SA	19,291	402,643
		1,379,809
Telecommunication Services (1.0%):
Telefonica SA	41,267	407,588

Utilities (3.6%):
Endesa SA	16,527	363,659
Gas Natural SDG SA	17,743	423,268
Iberdrola SA	53,270	391,393
Red Electrica Corp. SA	19,692	405,319
		1,583,639
		4,179,863
Sweden (3.2%):
Consumer Discretionary (0.5%):
Hennes & Mauritz AB, B Shares (b)	14,985	224,730

Financials (2.7%):
Nordea Bank AB (b)	33,010	352,365
Skandinaviska Enskilda Banken AB, Class A (b)	40,117	420,251
Swedbank AB, A Shares (b)	18,433	412,959
		1,185,575
		1,410,305
Switzerland (2.7%):
Financials (1.3%):
Zurich Insurance Group AG	1,733	568,298

Telecommunication Services (1.4%):
Swisscom AG	1,262	625,388
		1,193,686
United Kingdom (15.2%):
Consumer Discretionary (3.2%):
Compass Group PLC	20,560	419,789
InterContinental Hotels Group PLC	7,233	433,050
Next PLC	3,552	237,129
Persimmon PLC	9,214	327,013
		1,416,981
Consumer Staples (1.6%):
British American Tobacco PLC	5,492	318,260
Imperial Tobacco Group PLC	10,493	357,097
		675,357
Energy (2.3%):
BP PLC	75,724	509,086
Royal Dutch Shell PLC, Class A	15,478	484,950
		994,036

See notes to schedules of investments.

Security Description	Shares	Value
Financials (3.0%):
HSBC Holdings PLC	47,262	$441,154
Legal & General Group PLC	157,678	570,229
Standard Life PLC	61,832	311,996
		1,323,379
Health Care (0.6%):
AstraZeneca PLC	4,010	275,383

Information Technology (0.3%):
Micro Focus International PLC	7,636	105,704

Materials (0.7%):
Rio Tinto PLC	6,060	306,970

Telecommunication Services (0.8%):
BT Group PLC	114,869	366,589

Utilities (2.7%):
Centrica PLC	124,006	247,365
National Grid PLC	45,782	515,197
SSE PLC	24,206	433,281
		1,195,843
		6,660,242
Total Common Stocks (Cost $42,875,063)		43,158,431

Collateral for Securities Loaned (2.2%)

United States (2.2%):
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 1.76% (c)	122,552	122,552
Fidelity Investments Money Market Government Portfolio, Class I, 1.53% (c)	273,897	273,897
Fidelity Investments Prime Money Market Portfolio, Class I, 1.74% (c)	142,985	142,985
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 1.88% (c)	40,851	40,851
JPMorgan Prime Money Market Fund, Capital Class, 1.77% (c)	367,641	367,641
Total Collateral for Securities Loaned (Cost $947,926)		947,926
Total Investments (Cost $43,822,989) — 100.9%		44,106,357
Liabilities in excess of other assets — (0.9)%		(389,754)
NET ASSETS - 100.00%		$43,716,603

(a)         Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of March 31, 2018, the fair value of these securities was $698,405 and amounted to 1.6% of net assets.

(b)         All or a portion of this security is on loan.

(c)          Rate periodically changes. Rate disclosed is the daily yield on March 31, 2018.

PLC—Public Limited Company

See notes to schedules of investments.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation
Mini MSCI EAFE Index Futures	4	6/15/18	$399,011	$400,120	$1,109

	Total unrealized appreciation				$1,109
	Total unrealized depreciation				—
	Total net unrealized appreciation (depreciation)				$1,109

See notes to schedules of investments.

Victory Portfolios	Schedule of Portfolio Investments
VictoryShares Emerging Market High Div Volatility Wtd ETF	March 31, 2018
(Unaudited)

Security Description	Shares	Value
Common Stocks (98.1%)

Brazil (4.1%):
Financials (1.1%):
BB Seguridade Participacoes SA	21,800	$193,301

Health Care (1.0%):
Hypermarcas S.A.	17,400	190,604

Industrials (0.8%):
CCR SA	39,800	150,712

Utilities (1.2%):
Engie Brasil Energia SA	18,500	219,467
		754,084
Chile (3.4%):
Utilities (3.4%):
Aguas Andinas SA	319,737	208,157
Empresa Nacional de Electricid SA	241,321	196,948
Enersis Chile	1,694,361	219,672
		624,777
China (11.1%):
Consumer Discretionary (0.6%):
Great Wall Motor Co. Ltd., Class H	114,000	114,321

Energy (1.8%):
China Petroleum & Chemical Corp., Class H	246,000	215,974
China Shenhua Energy Co. Ltd.	44,500	110,571
		326,545
Financials (3.8%):
Bank of China Ltd.	335,000	180,138
Bank of Communications Co. Ltd., Class H	271,000	212,369
China Cinda Asset Management Co.	415,000	150,709
China Huarong Asset Management Co. Ltd., Class H (a)	362,000	152,219
		695,435
Health Care (0.5%):
Sihuan Pharmaceutical Holdings Group Ltd.	334,000	98,737

Industrials (2.0%):
Jiangsu Expressway Co. Ltd.	138,000	195,186
Zhejiang Expressway Co. Ltd., Class H	170,000	173,511
		368,697
Materials (0.4%):
China Hongqiao Group Ltd. (b)	59,000	64,429

Real Estate (2.0%):
Guangzhou R&f Properties, Class H	38,400	95,805
KWG Property Holding Ltd.	54,000	73,625
Red Star Macalline Group Corp. Ltd., Class H (a)	93,200	109,138
Sino-Ocean Land Holdings Ltd.	133,000	96,430
		374,998
		2,043,162
Czech Republic (1.7%):
Financials (1.7%):
Komercni Banka AS	6,937	316,409

See notes to schedules of investments.

Security Description	Shares	Value
Greece (1.2%):
Consumer Discretionary (1.2%):
OPAP SA	19,266	$220,200

Hong Kong (0.5%):
Real Estate (0.5%):
Agile Group Holdings Ltd.	46,000	95,073

India (5.3%):
Energy (0.9%):
Coal India Ltd.	37,849	164,417

Information Technology (1.2%):
Oracle Financial Services	3,788	217,545

Materials (1.5%):
Hindustan Zinc Ltd.	32,852	151,400
Vedanta Ltd.	30,094	128,214
		279,614
Telecommunication Services (0.7%):
Bharti Infratel Ltd.	26,043	134,237

Utilities (1.0%):
NHPC Ltd.	415,576	176,513
		972,326
Indonesia (1.5%):
Materials (0.5%):
PT Indocement Tunggal Prakarsa TBK	72,800	84,620

Telecommunication Services (1.0%):
PT Telekomunikasi Indonesia Persero TBK	705,900	184,616
		269,236
Korea, Republic Of (1.6%):
Energy (0.7%):
S-Oil Corp.	1,230	137,911

Telecommunication Services (0.9%):
SK Telecom Co. Ltd.	761	164,224
		302,135
Malaysia (5.5%):
Financials (2.4%):
Malayan Banking Berhad	164,100	446,542

Industrials (3.1%):
AirAsia Berhad	153,600	157,335
MISC Berhad	144,000	262,597
Sime Darby BHD	215,000	145,706
		565,638
		1,012,180
Mexico (4.2%):
Consumer Staples (2.1%):
Kimberly-Clark de Mexico SAB de CV, Series A (b)	101,388	189,876
Wal-Mart de Mexico SAB de CV	79,014	201,097
		390,973
Financials (0.9%):
Grupo Financiero Banorte SAB de CV	26,232	160,382

See notes to schedules of investments.

Security Description	Shares	Value
Industrials (1.2%):
Grupo Aeroportuario del Pacifico SAB de CV (b)	22,479	$222,152
		773,507
Philippines (2.7%):
Telecommunication Services (1.6%):
Globe Telecom, Inc.	4,885	151,858
PLDT, Inc.	5,250	147,910
		299,768
Utilities (1.1%):
Manila Electric Co.	32,780	199,782
		499,550
Poland (1.0%):
Financials (1.0%):
Bank Pekao SA	5,155	185,759

Qatar (5.9%):
Financials (3.0%):
Masraf Al Rayan QSC	15,279	148,341
Qatar Islamic Bank SAQ	7,374	197,518
Qatar National Bank SAQ	5,773	206,178
		552,037
Real Estate (1.3%):
Barwa Real Estate Co.	17,431	160,422
Ezdan Holding Group QSC	30,128	86,908
		247,330
Telecommunication Services (0.7%):
Ooredoo QSC	5,279	119,677

Utilities (0.9%):
Qatar Electricity & Water Co. QSC	3,246	167,651
		1,086,695
Russian Federation (8.9%):
Energy (0.7%):
Tatneft PAO	12,690	136,271

Materials (5.3%):
ALROSA AO	110,200	175,506
Magnitogorsk Iron & Steel Works OJSC	196,300	151,499
MMC Norilsk Nickel PJSC	799	150,605
Novolipetsk Steel OJSC	62,180	156,583
Polyus PJSC	1,975	153,840
Severstal PJSC	12,640	191,882
		979,915
Telecommunication Services (0.9%):
Mobile TeleSystems PJSC	30,930	158,402

Utilities (2.0%):
Federal Grid Co. Unified Energy System PJSC	61,740,000	190,867
RusHydro PJSC	12,866,000	169,837
		360,704
		1,635,292
South Africa (4.0%):
Consumer Discretionary (0.6%):
Truworths International Ltd.	12,881	117,088

See notes to schedules of investments.

Security Description	Shares	Value
Energy (0.5%):
Exxaro Resources Ltd.	10,157	$93,581

Financials (0.7%):
Barclays Africa Group Ltd.	7,553	121,121

Materials (0.5%):
Kumba Iron Ore Ltd.	3,454	82,646

Telecommunication Services (1.7%):
MTN Group Ltd.	15,976	160,739
Vodacom Group Ltd.	12,434	160,892
		321,631
		736,067
Taiwan (20.0%):
Consumer Discretionary (1.3%):
Cheng Shin Rubber Industry Co. Ltd.	145,000	235,492

Energy (1.0%):
Formosa Petrochemical Corp.	44,000	178,837

Financials (6.2%):
China Development Financial Holding Corp.	617,000	217,976
CTBC Financial Holding Co. Ltd.	350,000	250,901
First Financial Holding Co. Ltd.	543,000	377,147
Mega Financial Holding Co. Ltd.	349,000	299,861
		1,145,885
Information Technology (4.9%):
Asustek Computer, Inc.	23,000	214,183
Foxconn Technology Co. Ltd.	73,000	195,551
Hon Hai Precision Industry Co. Ltd.	60,000	185,217
Pegatron Corp.	64,000	159,369
Quanta Computer, Inc.	77,000	155,294
		909,614
Materials (2.7%):
Formosa Chemicals & Fibre	55,000	205,625
Nan Ya Plastics Corp.	101,000	283,375
		489,000
Telecommunication Services (3.9%):
Far EasTone Telecommunications Co. Ltd.	136,000	359,184
Taiwan Mobile Co. Ltd.	96,000	358,909
		718,093
		3,676,921
Thailand (5.9%):
Consumer Staples (1.2%):
Charoen Pokphand Foods Public Co. Ltd.	267,700	216,232

Energy (0.8%):
Thai Oil PCL	52,300	151,831

Real Estate (1.0%):
Land & Houses Public Co. Ltd.	541,900	183,754

Telecommunication Services (1.5%):
Intouch Holdings Public Co. Ltd.	152,700	283,320

See notes to schedules of investments.

Security Description	Shares	Value
Utilities (1.4%):
Glow Energy Public Co. Ltd.	90,800	$246,897
		1,082,034
Turkey (1.6%):
Energy (0.8%):
Tupras Turkiye Petrol Rafinerileri AS	5,201	144,901

Telecommunication Services (0.8%):
Turkcell Iletisim Hizmetleri AS	37,664	143,793
		288,694
United Arab Emirates (8.0%):
Financials (2.7%):
Abu Dhabi Commercial Bank PJSC	116,635	209,593
Dubai Islamic Bank PJSC	202,213	292,352
		501,945
Real Estate (3.8%):
Aldar Properties PJSC	394,781	228,949
DAMAC Properties Dubai Co. PJSC	134,159	109,218
Emaar Malls Group PJSC	331,136	193,842
Emaar Properties PJSC	99,942	157,826
		689,835
Telecommunication Services (1.5%):
Emirates Telecom Group Co.	56,418	271,122
		1,462,902
Total Common Stocks (Cost $18,276,344)		18,037,003

Collateral for Securities Loaned (1.2%)

United States (1.2%):
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 1.76% (c)	28,603	28,603
Fidelity Investments Money Market Government Portfolio, Class I, 1.53% (c)	63,926	63,926
Fidelity Investments Prime Money Market Portfolio, Class I, 1.74% (c)	33,372	33,372
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 1.88% (c)	9,534	9,534
JPMorgan Prime Money Market Fund, Capital Class, 1.77% (c)	85,807	85,807
Total Collateral for Securities Loaned (Cost $221,242)		221,242
Total Investments (Cost $18,497,586) — 99.3%		18,258,245
Other assets in excess of liabilities — 0.7%		136,405
NET ASSETS - 100.00%		$18,394,650

(a)         Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of March 31, 2018, the fair value of these securities was $261,357 and amounted to 1.4% of net assets.

(b)         All or a portion of this security is on loan.

(c)          Rate periodically changes. Rate disclosed is the daily yield on March 31, 2018.

PCL—Public Company Limited

See notes to schedules of investments.

Victory Portfolios II	Schedule of Portfolio Investments
VictoryShares US 500 Enhanced Volatility Wtd ETF	March 31, 2018
(Unaudited)

Security Description	Shares	Value
Common Stocks (99.6%)

Consumer Discretionary (13.9%):
Advance Auto Parts, Inc.	6,220	$737,381
Amazon.com, Inc.(a)	925	1,338,790
Aramark	52,152	2,063,133
AutoNation, Inc.(a)	22,141	1,035,756
AutoZone, Inc.(a)	1,805	1,170,885
Best Buy Co., Inc.	15,019	1,051,180
Bright Horizons Family Solutions, Inc.(a)	26,357	2,628,320
Burlington Stores, Inc.(a)	10,703	1,425,104
CarMax, Inc.(a)	24,601	1,523,786
Carnival Corp., Class A	28,121	1,844,175
Carter’s, Inc.(b)	16,397	1,706,928
Charter Communications, Inc., Class A(a)	3,865	1,202,865
Chipotle Mexican Grill, Inc.(a)(b)	2,650	856,242
Cinemark Holdings, Inc.	31,413	1,183,328
Comcast Corp., Class A	38,736	1,323,609
D.R. Horton, Inc.	38,271	1,677,801
Darden Restaurants, Inc.	17,085	1,456,496
Discovery Communications, Inc., Class C(a)	20	393
DISH Network Corp.(a)	30,991	1,174,249
Dollar General Corp.(b)	18,228	1,705,229
Dollar Tree, Inc.(a)	17,537	1,664,261
Domino’s Pizza, Inc.	5,552	1,296,725
Dunkin’ Brands Group, Inc.(b)	27,595	1,647,146
Floor & Decor Holdings, Inc., Class A(a)	18,566	967,660
Foot Locker, Inc.	14,535	661,924
Ford Motor Co.	159,343	1,765,520
Gentex Corp.	63,782	1,468,262
Genuine Parts Co.(b)	16,939	1,521,800
Grand Canyon Education, Inc.(a)	13,274	1,392,708
Harley-Davidson, Inc.	29,377	1,259,686
Hilton Grand Vacations, Inc.(a)	36,335	1,563,132
Hilton Worldwide Holdings, Inc.	25,459	2,005,151
Hyatt Hotels Corp., Class A	23,645	1,803,168
Kohl’s Corp.	17,165	1,124,479
L Brands, Inc.	18,842	719,953
Las Vegas Sands Corp.	24,424	1,756,086
Lear Corp.	8,469	1,575,996
Leggett & Platt, Inc.(b)	37,246	1,652,233
Lennar Corp., Class A	25,233	1,487,233
Lions Gate Entertainment Corp.	36,958	954,625
LKQ Corp.(a)	50,881	1,930,933
Lowe’s Co., Inc.	16,506	1,448,402
Macy’s, Inc.	28,316	842,118
Marriott International, Inc., Class A	13,129	1,785,281
McDonald’s Corp.	14,805	2,315,205
MGM Resorts International	41,187	1,442,369
Mohawk Industries, Inc.(a)	8,800	2,043,536
Netflix, Inc.(a)	3,198	944,529
Newell Brands, Inc.	24,140	615,087
Nike, Inc., Class B	22,788	1,514,035
Nordstrom, Inc.	22,311	1,080,076
Norwegian Cruise Line Holdings Ltd.(a)	25,848	1,369,169
NVR, Inc.(a)	412	1,153,600
Omnicom Group, Inc.(b)	20,703	1,504,487

See notes to schedules of investments.

Security Description	Shares	Value
O’Reilly Automotive, Inc.(a)	3,877	$959,092
Pool Corp.	9,453	1,382,218
PulteGroup, Inc.	59,176	1,745,100
PVH Corp.(b)	12,922	1,956,778
Ross Stores, Inc.	17,945	1,399,351
Royal Caribbean Cruises Ltd.	12,512	1,473,163
Service Corp. International	53,908	2,034,488
Servicemaster Global Holdings, Inc.(a)	30,712	1,561,705
Starbucks Corp.	32,356	1,873,089
Target Corp.	16,157	1,121,781
The Gap, Inc.(b)	31,583	985,390
The Home Depot, Inc.	10,607	1,890,591
The Interpublic Group of Co., Inc.	47,157	1,086,026
The TJX Co., Inc.	21,342	1,740,654
The Walt Disney Co.	17,172	1,724,756
Thor Industries, Inc.	9,529	1,097,455
Tiffany & Co.	16,901	1,650,552
Time Warner, Inc.	24,254	2,293,943
Toll Brothers, Inc.	30,920	1,337,290
Tractor Supply Co.	20,407	1,286,049
Twenty-First Century Fox, Inc., Class A	33,106	1,214,659
Ulta Salon, Cosmetics & Fragrance, Inc.(a)	5,119	1,045,658
Viacom, Inc., Class B	25,548	793,521
Weight Watchers International, Inc.(a)	10,035	639,430
Williams-Sonoma, Inc.	19,617	1,034,993
Wyndham Worldwide Corp.	14,903	1,705,350
Wynn Resorts Ltd.	6,318	1,152,150
Yum! Brands, Inc.	25,788	2,195,332
		115,762,789
Consumer Staples (8.5%):
Altria Group, Inc.	26,150	1,629,668
Archer-Daniels-Midland Co.	45,438	1,970,646
Blue Buffalo Pet Products, Inc.(a)	28,105	1,118,860
Brown-Forman Corp., Class B	36,097	1,963,677
Campbell Soup Co.(b)	29,330	1,270,282
Church & Dwight Co., Inc.	41,284	2,079,062
Colgate-Palmolive Co.	33,355	2,390,886
Conagra Brands, Inc.	53,449	1,971,199
Constellation Brands, Inc., Class A	10,329	2,354,186
Costco Wholesale Corp.	9,389	1,769,169
CVS Health Corp.	20,634	1,283,641
Dr Pepper Snapple Group, Inc.	11,073	1,310,822
General Mills, Inc.	33,166	1,494,460
Hormel Foods Corp.	54,577	1,873,083
Ingredion, Inc.	17,602	2,269,249
Kellogg Co.	24,390	1,585,594
Kimberly-Clark Corp.	18,598	2,048,198
Lamb Weston Holdings, Inc.	37,999	2,212,301
McCormick & Co., Inc.(b)	16,007	1,702,985
Molson Coors Brewing Co., Class B	25,149	1,894,474
Mondelez International, Inc., Class A	49,468	2,064,300
Monster Beverage Corp.(a)	36,316	2,077,638
National Beverage Corp.(b)	9,391	835,987
Philip Morris International, Inc.	19,116	1,900,130
Pilgrim’s Pride Corp.(a)(b)	47,885	1,178,450

See notes to schedules of investments.

Security Description	Shares	Value
Pinnacle Foods, Inc.	34,157	$1,847,894
Seaboard Corp.	389	1,659,085
Spectrum Brands Holdings, Inc.(b)	12,915	1,339,286
Sysco Corp.	30,572	1,833,098
The Clorox Co.	14,813	1,971,758
The Estee Lauder Cos., Inc., Class A	12,351	1,849,192
The Hershey Co.	20,812	2,059,556
The J.M. Smucker Co.	11,150	1,382,712
The Kraft Heinz Co.	34,115	2,125,023
The Kroger Co.	46,529	1,113,904
The Procter & Gamble Co.	32,896	2,607,995
Tyson Foods, Inc., Class A	25,013	1,830,701
US Foods Holding Corp.(a)	45,954	1,505,913
Walgreens Boots Alliance, Inc.	21,801	1,427,311
Wal-Mart Stores, Inc.	16,863	1,500,301
		70,302,676
Energy (3.6%):
Andeavor	17,711	1,781,018
Apache Corp.(b)	28,444	1,094,525
Centennial Resource Development, Inc.(a)	56,088	1,029,215
Cheniere Energy Partners LP Holdings LLC(b)	65,794	1,816,572
Chevron Corp.	17,137	1,954,303
Cimarex Energy Co.	14,112	1,319,472
Devon Energy Corp.	33,368	1,060,769
Diamondback Energy, Inc.(a)	9,595	1,213,959
EOG Resources, Inc.	16,200	1,705,374
EQT Corp.	22,065	1,048,308
Exxon Mobil Corp.	31,830	2,374,837
Marathon Petroleum Corp.	25,435	1,859,553
Newfield Exploration Co.(a)	37,442	914,334
Occidental Petroleum Corp.	32,835	2,132,962
ONEOK, Inc.	29,724	1,691,890
Phillips 66	22,777	2,184,770
RSP Permian, Inc.(a)	25,863	1,212,457
The Williams Cos., Inc.	68,571	1,704,675
Valero Energy Corp.	21,118	1,959,117
		30,058,110
Financials (20.4%):
Affiliated Managers Group, Inc.	9,024	1,710,770
Aflac, Inc.	50,794	2,222,745
Ally Financial, Inc.	60,594	1,645,127
American Financial Group, Inc.	16,367	1,836,705
Ameriprise Financial, Inc.	10,973	1,623,346
Arthur J. Gallagher & Co.	31,998	2,199,223
Associated Banc-Corp.	64,015	1,590,773
Athene Holding Ltd., Class A(a)	29,958	1,432,292
Bank of America Corp.	54,173	1,624,648
Bank of The Ozarks, Inc.	22,939	1,107,266
BankUnited, Inc.	35,593	1,423,008
BB&T Corp.	35,944	1,870,526
Berkshire Hathaway, Inc., Class B(a)	10,801	2,154,583
BlackRock, Inc., Class A(b)	3,574	1,936,107
BOK Financial Corp.	18,482	1,829,533

See notes to schedules of investments.

Security Description	Shares	Value
Brown & Brown, Inc.	101,011	$2,569,721
CBOE Holdings, Inc.	13,641	1,556,438
Cincinnati Financial Corp.	25,291	1,878,110
Citizens Financial Group, Inc.	32,961	1,383,703
CME Group, Inc.	12,680	2,050,863
CNA Financial Corp.	34,694	1,712,149
Comerica, Inc.	16,231	1,557,040
Commerce Bank, Inc.	32,988	1,976,311
Credit Acceptance Corp.(a)(b)	3,943	1,302,807
Cullen/Frost Bankers, Inc.(b)	15,093	1,600,915
Discover Financial Services	22,518	1,619,720
E*TRADE Financial Corp.(a)	30,375	1,683,079
East West Bancorp, Inc.	22,669	1,417,719
Eaton Vance Corp.	34,661	1,929,578
Erie Indemnity Co., Class A	14,875	1,749,895
Essent Group Ltd.(a)	29,249	1,244,837
FactSet Research Systems, Inc.(b)	8,149	1,625,074
Fifth Third BanCorp(b)	54,480	1,729,740
First American Financial Corp.	36,602	2,147,805
First Citizens BancShares, Inc., Class A	3,291	1,359,973
First Republic Bank	16,410	1,519,730
FNB Corp.	111,001	1,492,963
Hancock Holding Co.	27,093	1,400,708
Hanover Insurance Group, Inc.	17,159	2,022,875
Huntington Bancshares, Inc.	109,094	1,647,319
IBERIABANK Corp.	17,888	1,395,264
Intercontinental Exchange, Inc.	26,987	1,957,097
Invesco Ltd.	52,907	1,693,553
JPMorgan Chase & Co.	18,181	1,999,365
KeyCorp	76,106	1,487,872
Lincoln National Corp.	21,588	1,577,219
Loews Corp.	48,165	2,395,245
LPL Financial Holdings, Inc.	25,208	1,539,453
M&T Bank Corp.	9,465	1,744,967
MarketAxess Holdings, Inc.	7,392	1,607,316
Marsh & McLennan Co., Inc.	28,055	2,317,062
MGIC Investment Corp.(a)	100,311	1,304,043
Moody’s Corp.	12,119	1,954,795
Morgan Stanley	30,685	1,655,763
MSCI, Inc.	11,136	1,664,498
Nasdaq, Inc.	27,461	2,367,688
New York Community Bancorp, Inc.(b)	123,872	1,614,053
Northern Trust Corp.	15,649	1,613,881
Old Republic International Corp.	86,049	1,845,751
PacWest Bancorp	28,430	1,408,138
People’s United Financial, Inc.(b)	103,032	1,922,577
Pinnacle Financial Partners, Inc.	25,118	1,612,576
Primerica, Inc.	14,915	1,440,789
Principal Financial Group, Inc.	28,653	1,745,254
Prosperity Bancshares, Inc.	19,157	1,391,373
Prudential Financial, Inc.	15,761	1,632,052
Raymond James Financial, Inc.	18,786	1,679,656
Regions Financial Corp.	84,139	1,563,303
Reinsurance Group of America, Inc.	12,899	1,986,446
S&P Global, Inc.	9,306	1,778,004
Santander Consumer USA Holdings, Inc.	84,577	1,378,605

See notes to schedules of investments.

Security Description	Shares	Value
SEI Investments Co.	29,885	$2,238,685
Signature Bank(a)	9,138	1,297,139
SLM Corp.(a)	109,343	1,225,735
State Street Corp.	18,011	1,796,237
SunTrust Banks, Inc.	25,017	1,702,157
SVB Financial Group(a)	4,549	1,091,805
Synchrony Financial	39,278	1,316,991
Synovus Financial Corp.	35,569	1,776,316
T. Rowe Price Group, Inc.	16,355	1,765,849
TD Ameritrade Holding Corp.	26,500	1,569,595
Texas Capital Bancshares, Inc.(a)	14,003	1,258,870
The Allstate Corp.	20,973	1,988,240
The Bank of New York Mellon Corp.	34,705	1,788,349
The Charles Schwab Corp.	30,223	1,578,245
The PNC Financial Services Group, Inc.	12,927	1,955,079
The Progressive Corp.	32,461	1,977,849
The Travelers Co., Inc.	14,156	1,965,702
Torchmark Corp.	30,320	2,552,035
U.S. Bancorp	42,934	2,168,168
Umpqua Holdings Corp.	72,353	1,549,078
Unum Group	37,483	1,784,566
W.R. Berkley Corp.	31,812	2,312,732
Webster Financial Corp.	26,625	1,475,025
Wells Fargo & Co.	30,346	1,590,434
Western Alliance BanCorp(a)	24,975	1,451,297
Wintrust Financial Corp.	17,239	1,483,416
Zions BanCorp	27,436	1,446,700
		167,765,676
Health Care (7.4%):
AbbVie, Inc.	10,866	1,028,467
ABIOMED, Inc.(a)	4,533	1,319,058
Alexion Pharmaceuticals, Inc.(a)	9,561	1,065,669
Align Technology, Inc.(a)	3,575	897,790
Anthem, Inc.	7,452	1,637,204
BIO-RAD Laboratories, Inc., Class A(a)	4,192	1,048,335
Bio-Techne Corp.	14,139	2,135,555
Cantel Medical Corp.	11,102	1,236,874
Cardinal Health, Inc.	19,278	1,208,345
Centene Corp.(a)	12,486	1,334,379
Cerner Corp.(a)	24,652	1,429,816
Cigna Corp.	9,425	1,580,950
Danaher Corp.	21,695	2,124,156
Encompass Health Corp.	27,068	1,547,478
Exelixis, Inc.(a)	29,721	658,320
Express Scripts Holding Co.(a)	20,247	1,398,663
Globus Medical, Inc., Class A(a)	25,558	1,273,300
HCA Holdings, Inc.	15,169	1,471,393
Hill-Rom Holdings, Inc.	19,648	1,709,376
Hologic, Inc.(a)	41,570	1,553,055
Humana, Inc.	6,458	1,736,104
IDEXX Laboratories, Inc.(a)	7,581	1,450,928
Illumina, Inc.(a)	4,850	1,146,637
IQVIA Holdings, Inc.(a)	17,965	1,762,546
Laboratory Corp. of America Holdings(a)	11,968	1,935,823

See notes to schedules of investments.

Security Description	Shares	Value
Masimo Corp.(a)	16,387	$1,441,237
McKesson Corp.	9,702	1,366,721
Mednax, Inc.(a)	17,188	956,168
Mettler-Toledo International, Inc.(a)	3,038	1,746,941
Mylan NV(a)(b)	24,164	994,832
Pfizer, Inc.	62,239	2,208,862
Quest Diagnostics, Inc.	18,867	1,892,360
Regeneron Pharmaceuticals, Inc.(a)	3,698	1,273,443
ResMed, Inc.	13,943	1,372,967
The Cooper Co., Inc.	6,338	1,450,198
Thermo Fisher Scientific, Inc.	8,581	1,771,633
UnitedHealth Group, Inc.	8,357	1,788,398
Universal Health Services, Inc., Class B	11,758	1,392,265
Veeva Systems, Inc.(a)	12,814	935,678
WellCare Health Plans, Inc.(a)	7,349	1,422,987
Zimmer Biomet Holdings, Inc.	14,362	1,566,032
Zoetis, Inc.	25,234	2,107,291
		61,378,234
Industrials (19.3%):
3M Co.	8,315	1,825,309
A.O. Smith Corp.	33,240	2,113,731
Acuity Brands, Inc.	6,816	948,719
Aecom(a)	42,919	1,529,204
Air Lease Corp.	38,311	1,632,815
Alaska Air Group, Inc.	17,649	1,093,532
Allison Transmission Holdings, Inc.	40,678	1,588,883
AMERCO, Inc.	5,158	1,780,025
American Airlines Group, Inc.	22,594	1,173,984
AMETEK, Inc.	32,055	2,435,218
C.H. Robinson Worldwide, Inc.(b)	19,731	1,848,992
Carlisle Cos., Inc.	19,453	2,031,088
Cintas Corp.	9,874	1,684,307
Copart, Inc.(a)	32,742	1,667,550
CSX Corp.(b)	23,298	1,297,932
Curtiss-Wright Corp.	13,893	1,876,528
Delta Air Lines, Inc.	26,030	1,426,704
Donaldson Co., Inc.(b)	46,024	2,073,381
Dover Corp.	18,919	1,858,224
Eaton Corp. PLC	23,999	1,917,760
EMCOR Group, Inc.	20,715	1,614,320
Emerson Electric Co.	28,780	1,965,674
Equifax, Inc.	8,774	1,033,665
Expeditors International of Washington, Inc.	28,143	1,781,452
Fastenal Co.(b)	27,782	1,516,619
FedEx Corp.	7,965	1,912,476
Fortive Corp.	27,839	2,158,079
Fortune Brands Home & Security, Inc.	31,247	1,840,136
General Dynamics Corp.	8,157	1,801,881
Genesee & Wyoming, Inc., Class A(a)	24,266	1,717,790
Graco, Inc.	35,886	1,640,708
HD Supply Holdings, Inc.(a)	44,546	1,690,075
HEICO Corp.(b)	17,675	1,534,367
Hexcel Corp.	28,319	1,829,124
Hubbell, Inc.	16,279	1,982,457
Huntington Ingalls Industries, Inc.	5,670	1,461,499

See notes to schedules of investments.

Security Description	Shares	Value
IDEX Corp.	16,252	$2,316,073
Ingersoll-Rand PLC	20,819	1,780,233
J.B. Hunt Transport Services, Inc.	14,738	1,726,557
Jacobs Engineering Group, Inc.	25,420	1,503,593
JetBlue Airways Corp.(a)	58,235	1,183,335
Kansas City Southern	16,666	1,830,759
KAR Auction Services, Inc.(b)	33,736	1,828,491
Kirby Corp.(a)	20,178	1,552,697
Knight-Swift Transportation Holdings, Inc.	29,326	1,349,289
L3 Technologies, Inc.	9,894	2,057,952
Landstar System, Inc.	14,874	1,630,934
Lennox International, Inc.(b)	7,921	1,618,815
Lincoln Electric Holdings, Inc.	19,226	1,729,379
ManpowerGroup, Inc.	12,154	1,398,925
Masco Corp.	45,682	1,847,380
MSC Industrial Direct Co., Inc., Class A	13,212	1,211,673
Nielsen Holdings PLC	40,319	1,281,741
Nordson Corp.(b)	9,595	1,308,182
Norfolk Southern Corp.	12,338	1,675,254
Northrop Grumman Corp.	5,989	2,090,880
Old Dominion Freight Line, Inc.	11,379	1,672,372
Orbital ATK, Inc.	11,136	1,476,745
Oshkosh Corp.	19,014	1,469,212
PACCAR, Inc.	24,743	1,637,244
Parker-Hannifin Corp.	10,932	1,869,700
Quanta Services, Inc.(a)	45,752	1,571,581
Raytheon Co.	10,440	2,253,160
Republic Services, Inc., Class A	36,077	2,389,379
Robert Half International, Inc.	24,275	1,405,280
Rockwell Collins, Inc.	14,750	1,989,038
Rollins, Inc.(b)	35,820	1,827,895
Roper Technologies, Inc.	7,699	2,161,032
Schneider National, Inc.	46,378	1,208,611
Sensata Technologies Holding PLC(a)(b)	33,548	1,738,793
Snap-on, Inc.(b)	11,074	1,633,858
Southwest Airlines Co.	25,993	1,488,880
Stanley Black & Decker, Inc.	13,456	2,061,459
Teledyne Technologies, Inc.(a)	9,117	1,706,429
The Boeing Co.	4,257	1,395,785
The Dun & Bradstreet Corp.	14,359	1,680,003
The Middleby Corp.(a)(b)	11,514	1,425,318
Toro Co.	26,451	1,651,865
TransDigm Group, Inc.	5,689	1,746,182
TransUnion(a)	23,672	1,344,096
Trinity Industries, Inc.	43,074	1,405,505
Union Pacific Corp.	12,083	1,624,318
United Continental Holdings, Inc.(a)	15,290	1,062,196
United Parcel Service, Inc., Class B	17,316	1,812,293
United Rentals, Inc.(a)	7,618	1,315,857
United Technologies Corp.	14,581	1,834,581
Verisk Analytics, Inc., Class A(a)	22,118	2,300,272
W.W. Grainger, Inc.	3,626	1,023,511
WABCO Holdings, Inc.(a)	13,400	1,793,858
Wabtec Corp.(b)	15,485	1,260,479
Waste Management, Inc.	28,274	2,378,409

See notes to schedules of investments.

Security Description	Shares	Value
Watsco, Inc.	14,129	$2,556,925
Woodward, Inc.	15,783	1,131,010
XPO Logistics, Inc.(a)	11,087	1,128,767
Xylem, Inc.	29,310	2,254,525
		159,892,773
Information Technology (12.4%):
Adobe Systems, Inc.(a)	6,336	1,369,083
Akamai Technologies, Inc.(a)	16,460	1,168,331
Alliance Data Systems Corp.	5,666	1,206,065
Amdocs Ltd.	40,668	2,713,369
Analog Devices, Inc.	17,815	1,623,480
ANSYS, Inc.(a)	9,769	1,530,705
Apple, Inc.	10,029	1,682,666
Applied Materials, Inc.	17,880	994,307
Arista Networks, Inc.(a)	2,505	639,527
Arrow Electronics, Inc.(a)	25,256	1,945,217
Aspen Technology, Inc.(a)	21,805	1,720,196
Automatic Data Processing, Inc.	14,320	1,625,034
Avnet, Inc.	42,360	1,768,954
Blackbaud, Inc.	13,048	1,328,417
Booz Allen Hamilton Holdings Corp.	48,637	1,883,225
Broadcom Ltd.	5,561	1,310,450
Broadridge Financial Solutions, Inc.	22,284	2,444,332
CDK Global, Inc.	26,202	1,659,635
CDW Corp. of Delaware	22,846	1,606,302
Coherent, Inc.(a)(b)	3,179	595,745
CommScope Holding Co., Inc.(a)	34,910	1,395,353
Costar Group, Inc.(a)	5,263	1,908,785
Echostar Holding Corp.(a)	27,422	1,447,059
F5 Networks, Inc.(a)	9,914	1,433,664
Facebook, Inc., Class A(a)	8,542	1,364,926
Fair Isaac Corp.	10,619	1,798,540
Fidelity National Information Services, Inc.	25,964	2,500,333
First Data Corp., Class A(a)(b)	96,281	1,540,496
Fiserv, Inc.(a)	30,240	2,156,414
FleetCor Technologies, Inc.(a)	7,739	1,567,148
Flextronics International Ltd.(a)	93,050	1,519,506
Genpact Ltd.	69,295	2,216,747
Global Payments, Inc.	15,124	1,686,628
GoDaddy, Inc., Class A(a)	21,856	1,342,396
GrubHub, Inc.(a)	7,799	791,365
Harris Corp.	13,707	2,210,664
HP, Inc.	64,845	1,421,402
InterActive Corp.(a)(b)	8,216	1,284,818
IPG Photonics Corp.(a)	4,499	1,049,977
Jack Henry & Associates, Inc.	20,662	2,499,069
Leidos Holdings, Inc.	25,930	1,695,822
Mastercard, Inc., Class A	11,157	1,954,260
MAXIMUS, Inc.	31,419	2,096,904
Micron Technology, Inc.(a)	15,884	828,192
Microsemi Corp.(a)	21,786	1,409,990
MKS Instruments, Inc.	8,527	986,148
Monolithic Power Systems, Inc.	10,884	1,260,041
Nvidia Corp.	3,993	924,739
ON Semiconductor Corp.(a)	44,552	1,089,742

See notes to schedules of investments.

Security Description	Shares	Value
Oracle Corp.	31,568	$1,444,236
Paychex, Inc.	29,756	1,832,672
Paycom Software, Inc.(a)	12,034	1,292,331
PayPal Holdings, Inc.(a)	16,485	1,250,717
Red Hat, Inc.(a)	11,753	1,757,191
Seagate Technology PLC	15,968	934,447
Skyworks Solutions, Inc.	11,007	1,103,562
SS&C Technologies Holdings, Inc.	30,435	1,632,533
SYNNEX Corp.	11,401	1,349,878
Texas Instruments, Inc.	14,542	1,510,767
Total System Services, Inc.	21,745	1,875,724
Tyler Technologies, Inc.(a)	8,292	1,749,280
Universal Display Corp.	6,036	609,636
VeriSign, Inc.(a)	16,893	2,002,833
Visa, Inc., Class A	17,052	2,039,760
VMware, Inc., Class A(a)	8,055	976,830
WEX, Inc.(a)	10,178	1,594,078
Xilinx, Inc.	19,082	1,378,484
		102,531,127
Materials (5.9%):
Air Products & Chemicals, Inc.	13,270	2,110,328
AptarGroup, Inc.(b)	22,195	1,993,777
Ball Corp.	47,714	1,894,723
Berry Global Group, Inc.(a)	41,872	2,295,004
Celanese Corp., Series A	18,884	1,892,366
Eagle Materials, Inc., Class A	13,205	1,360,775
Eastman Chemical Co.	20,311	2,144,435
Ecolab, Inc.	21,387	2,931,515
Freeport-McMoRan, Inc.	50,074	879,800
Graphic Packaging Holding Co.	118,170	1,813,910
Huntsman Corp.	44,986	1,315,841
International Paper Co.	33,582	1,794,286
Lyondellbasell Industries NV, Class A	15,277	1,614,473
Martin Marietta Materials, Inc.	6,242	1,293,967
NewMarket Corp.	5,391	2,165,457
Nucor Corp.	21,648	1,322,476
Packaging Corp. of America	15,610	1,759,247
PPG Industries, Inc.	18,061	2,015,608
Praxair, Inc.	12,645	1,824,674
Reliance Steel & Aluminum Co.	17,318	1,484,846
RPM International, Inc.	37,121	1,769,558
Sonoco Products Co.	43,292	2,099,662
Steel Dynamics, Inc.	28,292	1,251,072
The Chemours Co.	20,694	1,008,005
The Sherwin-Williams Co.	5,097	1,998,636
Vulcan Materials Co.(b)	11,312	1,291,491
Westlake Chemical Corp.	13,376	1,486,742
WestRock Co.	26,558	1,704,227
		48,516,901
Real Estate (0.7%):
CBRE Group, Inc., Class A(a)	42,073	1,986,687
Howard Hughes Corp.(a)	16,207	2,254,879

See notes to schedules of investments.

Security Description	Shares	Value
Jones Lang LaSalle, Inc.	9,843	$1,718,982
		5,960,548
Telecommunication Services (0.9%):
AT&T, Inc.	44,041	1,570,062
CenturyLink, Inc.(b)	48,254	792,813
T-Mobile US, Inc.(a)	23,368	1,426,383
Verizon Communications, Inc.	35,921	1,717,742
Zayo Group Holdings, Inc.(a)	52,079	1,779,019
		7,286,019
Utilities (6.6%):
Alliant Energy Corp.	64,153	2,621,292
American Electric Power Co., Inc.	40,240	2,760,062
Aqua America, Inc.	74,418	2,534,677
Atmos Energy Corp.	33,342	2,808,730
CenterPoint Energy, Inc.	88,095	2,413,803
Consolidated Edison, Inc.	35,831	2,792,669
Dominion Resources, Inc.(b)	36,336	2,450,136
DTE Energy Co.	25,731	2,686,316
Duke Energy Corp.	38,008	2,944,478
Eversource Energy	39,138	2,306,011
Exelon Corp.	64,699	2,523,908
MDU Resources Group, Inc.	80,103	2,255,700
NextEra Energy, Inc.(b)	15,702	2,564,608
OGE Energy Corp.	72,997	2,392,112
PG&E Corp.	28,800	1,265,184
Pinnacle West Capital Corp.	31,377	2,503,885
PPL Corp.	80,158	2,267,670
Public Service Enterprise Group, Inc.	51,813	2,603,085
Vectren Corp.	32,785	2,095,617
WEC Energy Group, Inc.	43,973	2,757,108
Westar Energy, Inc.	47,026	2,473,097
Xcel Energy, Inc.	63,135	2,871,379
		54,891,527
Total Common Stocks (Cost $775,231,035)		824,346,380

Investment Companies (0.3%)
JPMorgan U.S. Treasury Plus Money Market Fund, Class L , 1.18%	2,169,786	2,169,786
Total Investment Companies (Cost $2,169,786)		2,169,786

Collateral for Securities Loaned (3.9%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 1.76%(c)	4,157,610	4,157,610
Fidelity Investments Money Market Government Portfolio, Class I, 1.53%(c)	9,291,993	9,291,993
Fidelity Investments Prime Money Market Portfolio, Class I, 1.74%(c)	4,850,809	4,850,809
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 1.88%(c)	1,385,870	1,385,870

See notes to schedules of investments.

Security Description	Shares	Value
JPMorgan Prime Money Market Fund, Capital Class, 1.77%(c)	12,472,277	$12,472,277
Total Collateral for Securities Loaned (Cost $32,158,559)		32,158,559
Total Investments (Cost $809,559,380) — 103.8%		858,674,725
Liabilities in excess of other assets — (3.8)%		(31,292,287)
NET ASSETS - 100.00%		$827,382,438

(a)                   Non-income producing security.

(b)                   All or a portion of this security is on loan.

(c)                    Rate periodically changes. Rate disclosed is the daily yield on March 31, 2018.

LLC—Limited Liability Company

LP—Limited Partnership

PLC—Public Limited Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Depreciation
E-Mini S&P 500 Futures	18	6/15/18	$2,450,923	$2,378,700	$(72,223)

	Total unrealized appreciation				$—
	Total unrealized depreciation				(72,223)
	Total net unrealized appreciation (depreciation)				$(72,223)

See notes to schedules of investments.

Victory Portfolios II	Schedule of Portfolio Investments
VictoryShares US EQ Income Enhanced Volatility Wtd ETF	March 31, 2018
(Unaudited)

Security Description	Shares	Value
Common Stocks (99.4%)

Consumer Discretionary (14.2%):
Carnival Corp., Class A	117,739	$7,721,324
Cinemark Holdings, Inc.	131,497	4,953,492
Darden Restaurants, Inc.	71,511	6,096,313
Foot Locker, Inc.	60,857	2,771,428
Ford Motor Co.	667,071	7,391,147
Genuine Parts Co.(a)	70,915	6,371,004
Harley-Davidson, Inc.	122,958	5,272,439
Kohl’s Corp.	71,854	4,707,156
L Brands, Inc.(a)	78,868	3,013,546
Las Vegas Sands Corp.	102,248	7,351,631
Leggett & Platt, Inc.(a)	155,913	6,916,300
Macy’s, Inc.(a)	118,523	3,524,874
McDonald’s Corp.	61,963	9,689,774
Newell Brands, Inc.	101,087	2,575,697
Nordstrom, Inc.	93,415	4,522,220
Omnicom Group, Inc.(a)	86,664	6,297,873
Target Corp.	67,621	4,694,926
The Gap, Inc.(a)	132,222	4,125,326
The Interpublic Group of Co., Inc.	197,426	4,546,721
Williams-Sonoma, Inc.(a)	82,136	4,333,496
		106,876,687
Consumer Staples (14.0%):
Altria Group, Inc.	109,488	6,823,292
Archer-Daniels-Midland Co.	190,212	8,249,494
Campbell Soup Co.(a)	122,779	5,317,558
Costco Wholesale Corp.	39,293	7,403,980
CVS Health Corp.	86,362	5,372,580
General Mills, Inc.	138,839	6,256,085
Kellogg Co.	102,118	6,638,691
Kimberly-Clark Corp.	77,858	8,574,502
Philip Morris International, Inc.	79,992	7,951,205
The Clorox Co.	61,992	8,251,755
The Hershey Co.	87,116	8,621,000
The J.M. Smucker Co.(a)	46,668	5,787,299
The Kraft Heinz Co.	142,811	8,895,698
The Procter & Gamble Co.	137,734	10,919,551
		105,062,690
Electric Utilities (14.8%):
Alliant Energy Corp.	268,556	10,973,198
American Electric Power Co., Inc.	168,454	11,554,260
Duke Energy Corp.	159,213	12,334,232
Eversource Energy	163,824	9,652,510
Exelon Corp.	270,871	10,566,678
OGE Energy Corp.	305,579	10,013,824
PG&E Corp.	120,562	5,296,289
Pinnacle West Capital Corp.	131,324	10,479,655
PPL Corp.	335,560	9,492,992
Westar Energy, Inc.	196,852	10,352,447
Xcel Energy, Inc.	264,288	12,019,818
		112,735,903

See notes to schedules of investments.

Security Description	Shares	Value
Energy (11.3%):
Andeavor	74,168	$7,458,334
Apache Corp.(a)	119,092	4,582,660
Cheniere Energy Partners LP Holdings LLC	275,396	7,603,684
Chevron Corp.	71,708	8,177,580
Exxon Mobil Corp.	133,241	9,941,112
Marathon Petroleum Corp.	106,492	7,785,630
Occidental Petroleum Corp.	137,464	8,929,661
ONEOK, Inc.	124,435	7,082,840
Phillips 66	95,346	9,145,589
The Williams Cos., Inc.	287,037	7,135,740
Valero Energy Corp.	88,437	8,204,300
		86,047,130
Financials (15.3%):
American Financial Group, Inc.	68,538	7,691,334
Cincinnati Financial Corp.	105,865	7,861,535
CME Group, Inc.	53,073	8,584,027
CNA Financial Corp.	145,210	7,166,114
Erie Indemnity Co., Class A	62,269	7,325,325
First American Financial Corp.	153,223	8,991,125
FNB Corp.	464,695	6,250,148
Invesco Ltd.	221,487	7,089,799
New York Community Bancorp, Inc.(a)	518,580	6,757,097
Old Republic International Corp.	360,229	7,726,912
PacWest Bancorp	119,001	5,894,120
People’s United Financial, Inc.(a)	431,279	8,047,665
Principal Financial Group, Inc.	119,925	7,304,632
Prudential Financial, Inc.	65,956	6,829,744
Umpqua Holdings Corp.	302,895	6,484,982
Wells Fargo & Co.	127,041	6,658,219
		116,662,778
Health Care (1.9%):
Cardinal Health, Inc.	80,684	5,057,273
Pfizer, Inc.	260,560	9,247,274
		14,304,547
Industrials (8.1%):
Eaton Corp. PLC	100,474	8,028,877
Emerson Electric Co.	120,488	8,229,330
Fastenal Co.(a)	116,293	6,348,435
Nielsen Holdings PLC	168,794	5,365,961
PACCAR, Inc.	103,582	6,854,021
TransDigm Group, Inc.	23,826	7,313,152
United Parcel Service, Inc., Class B	72,508	7,588,687
Watsco, Inc.	59,151	10,704,556
		60,433,019
Information Technology (1.5%):
Paychex, Inc.	124,559	7,671,589
Seagate Technology PLC	66,863	3,912,823
		11,584,412
Materials (5.0%):
International Paper Co.	140,582	7,511,296

See notes to schedules of investments.

Security Description	Shares	Value
Lyondellbasell Industries NV, Class A	63,957	$6,758,976
RPM International, Inc.	155,397	7,407,775
Sonoco Products Co.	181,217	8,789,024
WestRock Co.	111,162	7,133,266
		37,600,337
Multi-Utilities (11.0%):
CenterPoint Energy, Inc.	368,803	10,105,202
Consolidated Edison, Inc.	150,012	11,691,936
Dominion Resources, Inc.(a)	152,131	10,258,193
DTE Energy Co.	107,735	11,247,534
MDU Resources Group, Inc.	335,312	9,442,386
Public Service Enterprise Group, Inc.	216,927	10,898,412
Vectren Corp.	137,233	8,771,933
WEC Energy Group, Inc.	184,085	11,542,130
		83,957,726
Telecommunication Services (2.3%):
AT&T, Inc.	184,382	6,573,218
CenturyLink, Inc.(a)	201,999	3,318,844
Verizon Communications, Inc.	150,394	7,191,841
		17,083,903
Total Common Stocks (Cost $741,292,269)		752,349,132

Investment Companies (0.4%)
JPMorgan U.S. Treasury Plus Money Market Fund, Class L , 1.18%	2,997,470	2,997,470
Total Investment Companies (Cost $2,997,470)		2,997,470

Collateral for Securities Loaned (4.7%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 1.76%(b)	4,648,137	4,648,137
Fidelity Investments Money Market Government Portfolio, Class I, 1.53%(b)	10,388,288	10,388,288
Fidelity Investments Prime Money Market Portfolio, Class I, 1.74%(b)	5,423,120	5,423,120
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 1.88%(b)	1,549,379	1,549,379
JPMorgan Prime Money Market Fund, Capital Class, 1.77%(b)	13,943,789	13,943,789
Total Collateral for Securities Loaned (Cost $35,952,713)		35,952,713
Total Investments (Cost $780,242,452) — 104.5%		791,299,315
Liabilities in excess of other assets — (4.5)%		(34,039,707)
NET ASSETS - 100.00%		$757,259,608

(a)                   All or a portion of this security is on loan.

(b)                   Rate periodically changes. Rate disclosed is the daily yield on March 31, 2018.

LP—Limited Partnership

PLC—Public Limited Company

See notes to schedules of investments.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Depreciation
E-Mini S&P 500 Futures	27	6/15/18	$3,676,661	$3,568,050	$(108,611)

	Total unrealized appreciation				$—
	Total unrealized depreciation				(108,611)
	Total net unrealized appreciation (depreciation)				$(108,611)

See notes to schedules of investments.

Victory Portfolios II	Schedule of Portfolio Investments
VictoryShares US Discovery Enhanced Volatility Wtd ETF	March 31, 2018
(Unaudited)

Security Description	Shares	Value
Common Stocks (99.7%)

Consumer Discretionary (16.5%):
American Axle & Manufacturing Holdings, Inc.(a)	12,109	$184,299
American Public Education, Inc.(a)	2,922	125,646
America's Car-Mart, Inc./TX(a)	4,515	227,783
Asbury Automotive Group, Inc.(a)	3,252	219,510
At Home Group, Inc.(a)	4,198	134,504
Bassett Furniture Industries, Inc.	5,184	157,334
BBX Capital Corp.	21,863	201,358
Big Lots, Inc.(b)	4,479	194,971
BJ's Restaurants, Inc.(b)	4,444	199,536
Bloomin' Brands, Inc.(b)	7,763	188,486
Bojangles', Inc.(a)(b)	12,364	171,241
Boot Barn Holdings, Inc.(a)	5,507	97,639
Brinker International, Inc.	5,019	181,186
Capella Education Co.	1,705	148,932
Carriage Services, Inc.	9,987	276,240
Cavco Industries, Inc.(a)	1,068	185,565
Century Communities, Inc.(a)	6,723	201,354
Chico's FAS, Inc.	13,512	122,148
Chuy's Holdings, Inc.(a)	6,930	181,566
Cooper-Standard Holding(a)	2,106	258,638
Core-Mark Holding Co., Inc.	5,445	115,761
Dave & Buster's Entertainment, Inc.(a)(b)	2,982	124,469
Del Taco Restaurants, Inc.(a)	14,157	146,667
Denny's Corp.(a)	18,280	282,060
Dorman Products, Inc.(a)(b)	2,811	186,116
DSW, Inc., Class A	6,921	155,446
Entravision Communications Corp.	32,220	151,434
Ethan Allen Interiors, Inc.(b)	8,395	192,665
Flexsteel Industries, Inc.	4,480	177,318
Fox Factory Holding Corp.(a)(b)	6,268	218,753
Francesca's Holdings Corp.(a)	21,011	100,853
GameStop Corp., Class A(b)	11,068	139,678
Golden Entertainment, Inc.(a)	6,208	144,212
Gray Television, Inc.(a)	13,791	175,146
Group 1 Automotive, Inc.(b)	2,403	157,012
Haverty Furniture Cos., Inc.	8,208	165,391
Hemisphere Media Group, Inc.(a)	27,128	305,190
Hooker Furniture Corp.	4,820	176,894
Installed Building Products, Inc.(a)	2,539	152,467
International Speedway Corp., Class A	5,206	229,585
iRobot Corp.(a)(b)	1,241	79,660
J. Jill, Inc.(a)	7,413	32,765
Jack in the Box, Inc.	2,949	251,638
Johnson Outdoors, Inc., A	2,177	134,974
KB Home	6,717	191,099
La Quinta Holdings, Inc.(a)(b)	17,294	327,029
La-Z-Boy, Inc.	4,891	146,485
LCI Industries	1,865	194,240
LGI Homes, Inc.(a)(b)	2,517	177,625
Lithia Motors, Inc.	2,047	205,764
M/I Homes, Inc.(a)	8,621	274,578
Marcus Corp.	8,181	248,293
MarineMax, Inc.(a)	5,208	101,296
MCBC Holdings, Inc.(a)	6,720	169,344

See notes to schedules of investments.

Security Description	Shares	Value
MDC Holdings, Inc.	7,067	$197,311
Meredith Corp.(b)	3,175	170,815
Meritage Homes Corp.(a)	4,721	213,625
Monarch Casino & Resort, Inc.(a)	5,197	219,781
Monro Muffler Brake, Inc.	3,341	179,078
MSG Networks, Inc., Class A(a)(b)	7,574	171,172
Nacco Industries, Inc.	1,975	64,879
Nautilus, Inc.(a)	11,789	158,562
New Home Co., Inc. (The)(a)	17,447	193,313
Nutrisystem, Inc.	3,938	106,129
Oxford Industries, Inc.	2,558	190,724
Papa John's International, Inc.	3,109	178,146
Perry Ellis International, Inc.(a)	6,158	158,876
PetMed Express, Inc.(b)	2,492	104,041
Pinnacle Entertainment, Inc.(a)	8,359	252,024
Red Robin Gourmet Burgers, Inc.(a)	1,971	114,318
Ruth's Hospitality Group, Inc.	10,614	259,512
Sally Beauty Holdings, Inc.(a)	9,936	163,447
Sonic Corp.	10,057	253,738
Steven Madden Ltd.	5,305	232,890
Stoneridge, Inc.(a)	6,785	187,266
Strayer Education, Inc.	2,258	228,171
Sturm Ruger & Co.(b)	3,097	162,593
Taylor Morrison Home Corp., Class A(a)	9,806	228,284
Tempur Sealy International, Inc.(a)	3,031	137,274
The Buckle, Inc.(b)	6,035	133,675
The Cheesecake Factory, Inc.(b)	4,568	220,269
The Children's Place, Inc.(b)	1,428	193,137
TRI Pointe Group, Inc.(a)	13,728	225,551
Unifi, Inc.(a)	6,675	241,969
Wingstop, Inc.	3,876	183,063
Winnebago Industries, Inc.	3,520	132,352
World Wrestling Entertainment, Inc.	5,477	197,227
		15,743,055
Consumer Staples (4.4%):
B&G Foods, Inc.(b)	5,701	135,114
Calavo Growers, Inc.(b)	3,271	301,586
Central Garden & Pet Co.(a)	4,445	191,135
Darling Ingredients, Inc.(a)(b)	11,405	197,307
Elf Beauty, Inc.(a)(b)	6,875	133,169
Hostess Brands, Inc.(a)	11,880	175,705
Ingles Markets, Inc., Class A	3,909	132,320
Inter Parfums, Inc.(b)	4,923	232,119
J&J Snack Foods Corp.	2,027	276,807
John B. Sanfilippo & Son, Inc.	3,743	216,607
Medifast, Inc.(b)	1,999	186,807
MGP Ingredients, Inc.	2,370	212,328
PriceSmart, Inc.	3,322	277,553
Sanderson Farms, Inc.(b)	1,542	183,529
The Boston Beer Co., Inc.(a)	1,054	199,259
Tootsie Roll Industries, Inc.(b)	13,817	406,901
United Natural Foods, Inc.(a)(b)	4,180	179,489
WD-40 Co.	2,636	347,161

See notes to schedules of investments.

Security Description	Shares	Value
Weis Markets, Inc.(b)	4,380	$179,492
		4,164,388
Energy (2.1%):
Arch Coal, Inc.	2,164	198,828
Callon Petroleum Co.(a)	12,551	166,175
Exterran Corp.(a)	6,385	170,480
Gulfport Energy Corp.(a)	12,501	120,635
Laredo Petroleum, Inc.(a)	14,449	125,851
McDermott International, Inc.(a)	19,009	115,765
Midstates Petroleum Co., Inc.(a)	12,464	166,145
Par Pacific Holdings, Inc.(a)(b)	14,726	252,845
Rex American Resources Corp.(a)	2,855	207,844
Smart Sand, Inc.(a)(b)	11,309	65,818
SRC Energy, Inc.(a)	16,655	157,057
U.S. Silica Holdings, Inc.(b)	4,161	106,189
Unit Corp.(a)	6,042	119,390
		1,973,022
Financials (24.7%):
1st Source Corp.	6,017	304,581
American Equity Investment Life Holding Co.	7,634	224,134
Ameris Bancorp	4,637	245,297
AMERISAFE, Inc.	4,510	249,178
Banc of California, Inc.	11,333	218,727
BancFirst Corp.	4,427	235,074
BofI Holding, Inc.(a)(b)	5,282	214,079
Brookline BanCorp, Inc.	17,884	289,721
Cadence BanCorp	7,658	208,527
Capitol Federal Financial, Inc.	28,528	352,321
Centerstate Banks, Inc.	10,375	275,249
Central Pacific Financial Corp.	9,442	268,719
City Holding Co.	3,855	264,299
Cohen & Steers, Inc.(b)	7,527	306,048
Community Bank System, Inc.(b)	5,164	276,584
Connectone BanCorp, Inc.	8,510	245,088
Customers BanCorp, Inc.(a)	7,148	208,364
CVB Financial Corp.	11,350	256,964
Eagle Bancorp, Inc.(a)	2,218	132,747
Employers Holdings, Inc.	6,667	269,680
Encore Capital Group, Inc.(a)	4,632	209,366
Enterprise Financial Services Corp.	6,869	322,156
FB Financial Corp.(a)	6,668	270,654
FBL Financial Group, Inc., Class A	2,861	198,410
FCB Financial Holdings, Inc.(a)	4,631	236,644
Financial Engines, Inc.	3,381	118,335
First BanCorp	8,717	310,761
First Busey Corp.	9,980	296,606
First Commonwealth Financial Corp.	19,609	277,075
First Financial Bancorp	7,982	234,272
First Interstate BancSystem, Inc., Class A	6,807	269,217
First Merchants Corp.	7,040	293,568
First Midwest Bancorp, Inc.	10,598	260,605
Genworth Financial, Inc., Class A(a)	48,288	136,655
Great Western BanCorp, Inc.	5,544	223,257
Hanmi Financial Corp.	8,550	262,913

See notes to schedules of investments.

Security Description	Shares	Value
Heartland Financial USA, Inc.	5,576	$295,807
Heritage Financial Corp.	9,063	277,328
Hilltop Holdings, Inc.	9,030	211,844
Hope Bancorp, Inc.	13,238	240,799
Horace Mann Educators Corp.	6,265	267,829
Independent Bank Corp.	3,626	259,440
Independent Bank Group, Inc.	3,330	235,431
Infinity Property & Casualty Corp.	1,562	184,941
International Bancshares Corp.	6,198	241,102
Kearny Financial Corp.	27,401	356,213
Kinsale Capital Group, Inc.	3,768	193,411
Lakeland BanCorp, Inc.	12,484	247,807
Lakeland Financial Corp.(b)	5,976	276,270
LegacyTexas Financial Group, Inc.	5,438	232,855
Live Oak Bancshares, Inc.(b)	7,336	203,941
Mainsource Financial Group, Inc.	6,493	263,940
Mercury General Corp.	5,025	230,497
Meridian BanCorp, Inc.	14,495	292,074
Meta Financial Group, Inc.	1,157	126,344
National Western Life Group, Inc., Class A	1,070	326,222
NBT Bancorp, Inc.	7,825	277,631
Nelnet, Inc., Class A	3,914	205,133
Northwest Bancshares, Inc.(b)	20,155	333,767
Oceanfirst Financial Corp.	10,546	282,106
Opus Bank	8,403	235,284
Pacific Premier Bancorp, Inc.(a)	5,183	208,357
Park National Corp.	2,860	296,754
Pennymac Financial Services, Inc.(a)	10,240	231,936
PRA Group, Inc.(a)	3,597	136,686
Preferred Bank/Los Angeles CA	3,353	215,263
ProAssurance Corp.	5,380	261,199
Provident Financial Services, Inc.	10,905	279,059
Renasant Corp.	6,544	278,513
RLI Corp.	4,585	290,643
S&T Bancorp, Inc.	6,510	260,009
Safety Insurance Group, Inc.	4,473	343,750
Sandy Spring BanCorp	8,268	320,468
Seacoast Banking Corp. of Florida(a)	8,763	231,957
ServisFirst Bancshares, Inc.	5,749	234,674
Simmons First National Corp., Class A	9,417	267,914
Southside Bancshares, Inc.	8,383	291,225
State Bank Financial Corp.	9,927	297,909
Stewart Information Services	6,159	270,626
Tompkins Financial Corp.	3,230	244,705
Towne Bank	9,896	283,026
Trico Bancshares	7,378	274,609
Triumph BanCorp, Inc.(a)	5,325	219,390
Trustmark Corp.	8,838	275,392
Union Bankshares Corp.	7,171	263,247
Universal Insurance Holdings, Inc.	4,542	144,890
Waddell & Reed Financial, Inc., Class A	11,102	224,371
Walker & Dunlop, Inc.	4,169	247,722
Washington Federal, Inc.	8,855	306,383
Washington Trust BanCorp, Inc.	4,238	227,793
WesBanco, Inc.	6,711	283,875

See notes to schedules of investments.

Security Description	Shares	Value
Westamerica BanCorp	4,416	$256,481
World Acceptance Corp.(a)	1,394	146,788
		23,379,505
Health Care (7.1%):
Abaxis, Inc.	2,125	150,068
Almost Family, Inc.	2,161	121,016
AMN Healthcare Services, Inc.(a)	3,493	198,228
Anika Therapeutics, Inc.(a)(b)	3,771	187,494
Atrion Corp.	329	207,697
Cambrex Corp.(a)	3,239	169,400
Corcept Therapeutics, Inc.(a)(b)	5,881	96,742
CorVel Corp.(a)	3,973	200,835
CryoLife, Inc.(a)	9,445	189,372
Diplomat Pharmacy, Inc.(a)	5,261	106,009
Eagle Pharmaceuticals, Inc.(a)(b)	1,983	104,484
Emergent Biosolutions, Inc.(a)	3,758	197,859
Halyard Health, Inc.(a)(b)	5,741	264,544
HealthStream, Inc.(b)	6,342	157,472
HMS Holdings Corp.(a)(b)	10,800	181,872
Innoviva, Inc.(a)	10,100	168,367
Inovalon Holdings, Inc., Class A(a)(b)	12,833	136,030
Lannett Co., Inc.(a)	6,508	104,453
Lantheus Holdings, Inc.(a)	6,055	96,275
Lemaitre Vascular, Inc.	3,807	137,928
LHC Group, Inc.(a)	3,163	194,714
Magellan Health, Inc.(a)	2,360	252,757
Mallinckrodt PLC(a)(b)	5,375	77,830
Medpace Holdings, Inc.(a)	4,588	160,167
Meridian Bioscience, Inc.	14,343	203,671
MiMedx Group, Inc.(a)(b)	9,291	64,758
Myriad Genetics, Inc.(a)	4,705	139,033
National Healthcare Corp.	4,099	244,423
NuVasive, Inc.(a)	3,423	178,715
OraSure Technologies, Inc.(a)	5,453	92,101
Owens & Minor, Inc.	7,956	123,716
Patterson Co., Inc.	8,436	187,532
Phibro Animal Health Corp., Class A	5,240	208,028
Prestige Brands Holdings, Inc.(a)	5,941	200,331
Quality Systems, Inc.(a)(b)	15,886	216,844
Repligen Corp.(a)	4,316	156,153
Select Medical Holdings Corp.(a)	9,269	159,890
Supernus Pharmaceuticals, Inc.(a)	2,692	123,294
The Ensign Group, Inc.	7,558	198,775
Tivity Health, Inc.(a)	2,492	98,808
US Physical Therapy, Inc.	2,840	230,892
Varex Imaging Corp.(a)	4,415	157,969
		6,846,546
Industrials (24.2%):
AAON, Inc.(b)	6,784	264,576
Acco Brands Corp.	14,447	181,310
Alamo Group, Inc.	2,741	301,237
Albany International Corp., Class A	4,222	264,719
Allegiant Travel Co.(b)	1,198	206,714
Altra Industrial Motion Corp.	5,552	255,114

See notes to schedules of investments.

Security Description	Shares	Value
American Railcar Industries, Inc.(b)	6,077	$227,341
American Woodmark Corp.(a)(b)	1,135	111,741
Apogee Enterprises, Inc.	3,634	157,534
Applied Industrial Technologies, Inc.	4,207	306,690
Argan, Inc.	3,480	149,466
Atkore International Group, Inc.(a)	7,119	141,312
AZZ, Inc.	4,961	216,796
BMC Stock Holdings, Inc.(a)	12,914	252,469
Brady Corp., Class A	7,898	293,412
Cai International, Inc.(a)	5,834	124,031
CBIZ, Inc.(a)	13,781	251,503
Comfort Systems USA, Inc.	5,161	212,891
Continental Building Products, Inc.(a)	7,039	200,963
Ducommon, Inc.(a)	5,920	179,850
DXP Enterprise, Inc.(a)	4,925	191,829
Encore Wire Corp.	4,142	234,851
Engility Holdings, Inc.(a)	6,704	163,578
Ennis, Inc.	12,165	239,651
EnPro Industries, Inc.	3,267	252,800
ESCO Technologies, Inc.	3,519	206,037
Federal Signal Corp.	10,824	238,344
Forward Air Corp.	5,434	287,241
Foundation Building Materials, Inc.(a)	12,244	182,558
Franklin Electric Co., Inc.	5,240	213,530
GATX Corp.(b)	3,977	272,385
Generac Holdings, Inc.(a)	5,092	233,774
Gibraltar Industries, Inc.(a)	5,929	200,697
Global Brass & Copper Holdings, Inc.	6,485	216,923
GMS, Inc.(a)	6,516	199,129
Gorman-Rupp Co.	6,786	198,491
H&E Equipment Services, Inc.	3,926	151,112
Hawaiian Holdings, Inc.	4,235	163,895
Heartland Express, Inc.(b)	12,189	219,280
Heritage-Crystal Clean, Inc.(a)	8,114	191,085
Herman Miller, Inc.	6,491	207,387
Hillenbrand, Inc.	6,082	279,164
HNI Corp.	4,269	154,068
Hub Group, Inc., Class A(a)	4,109	171,962
ICF International, Inc.	4,172	243,853
Innerworkings, Inc.(a)	27,270	246,794
Insperity, Inc.	2,624	182,499
Insteel Industries, Inc.	5,854	161,746
Interface, Inc.	10,166	256,183
Kadant, Inc.	2,030	191,835
Kaman Corp., Class A	6,755	419,620
KBR, Inc.	9,484	153,546
Kelly Services, Inc., Class A	8,833	256,511
Kforce, Inc.	7,098	192,001
Kimball International, Inc., Class B	12,319	209,916
Knoll, Inc.	9,834	198,548
Korn/Ferry International	5,779	298,140
Lindsay Corp.	3,330	304,496
Lydall, Inc.(a)	4,100	197,825
Marten Transport Ltd.	11,532	262,929
Masonite International Corp.(a)	2,695	165,338

See notes to schedules of investments.

Security Description	Shares	Value
Matson, Inc.	4,019	$115,104
Matthews International Corp., Class A(b)	4,914	248,648
McGrath RentCorp	4,628	248,477
Mercury Systems, Inc.(a)(b)	4,232	204,490
Mobile Mini, Inc.	5,101	221,894
Moog, Inc., Class A	3,050	251,350
Mueller Industries, Inc.	9,317	243,733
Mueller Water Products, Inc., Class A	25,837	280,848
Multi-Color Corp.(b)	3,466	228,929
MYR Group, Inc.(a)	4,929	151,912
National Presto Industries, Inc.(b)	2,405	225,469
Navigant Consulting, Inc.(a)	9,505	182,876
NCI Building Systems, Inc.(a)	9,077	160,663
NV5 Global, Inc.(a)	4,228	235,711
Patrick Industries, Inc.(a)	2,767	171,139
PGT, Inc.(a)	10,695	199,462
Pitney Bowes, Inc.	10,873	118,407
Primoris Services Corp.	9,614	240,157
Proto Labs, Inc.(a)	1,995	234,512
Quad/Graphics, Inc.	4,783	121,249
Raven Industries, Inc.	5,513	193,231
RBC Bearings, Inc.(a)	1,966	244,177
Resources Connection, Inc.	15,058	243,940
Rush Enterprises, Inc., Class A(a)(b)	4,105	174,421
Saia, Inc.(a)	3,238	243,336
Simpson Manufacturing Co., Inc.	4,724	272,054
SkyWest, Inc.	3,336	181,478
SP Plus Corp.(a)	7,040	250,624
Spirit Airlines, Inc.(a)	3,529	133,326
Steelcase, Inc., Class A	12,669	172,298
Sun Hydraulics Corp.	3,711	198,761
Sunrun, Inc.(a)(b)	19,235	171,769
Tetra Tech, Inc.	4,574	223,897
The Greenbrier Cos., Inc.(b)	4,848	243,612
Thermon Group Holdings, Inc.(a)	10,895	244,156
TrueBlue, Inc.(a)	6,517	168,790
Tutor Perini Corp.(a)	7,875	173,644
Universal Forest Products, Inc.	6,888	223,516
US Ecology, Inc.	3,501	186,603
Vectrus, Inc.(a)	3,697	137,676
VSE Corp.	3,807	196,898
Wabash National Corp.(b)	7,597	158,094
WageWorks, Inc.(a)	5,067	229,028
Welbilt, Inc.(a)	14,492	281,869
Werner Enterprises, Inc.	5,926	216,299
WESCO International, Inc.(a)	3,672	227,848
Willdan Group, Inc.(a)	6,764	191,759
		22,979,354
Information Technology (11.1%):
Alarm.com Holdings, Inc.(a)(b)	4,518	170,509
Alpha & Omega Semiconductor Ltd.(a)	11,897	183,809
Ambarella, Inc.(a)	2,419	118,507
Anixter International, Inc.(a)	2,383	180,512
AppFolio, Inc.(a)	4,191	171,202
Applied Optoelectronics, Inc.(a)(b)	2,702	67,712

See notes to schedules of investments.

Security Description	Shares	Value
Axcelis Technologies, Inc.(a)(b)	4,875	$119,925
AXT, Inc.(a)	13,777	99,883
Badger Meter, Inc.	4,872	229,715
Brooks Automation, Inc.(b)	4,511	122,158
Cass Information Systems, Inc.	4,651	276,781
CEVA, Inc.(a)	4,309	155,986
Cirrus Logic, Inc.(a)	4,523	183,769
Cohu, Inc.	6,469	147,558
CommerceHub, Inc.(a)	9,902	222,795
Control4 Corp.(a)	5,552	119,257
Convergys Corp.	12,812	289,807
CSG Systems International, Inc.	7,298	330,527
Data I/O Corp.(a)	9,233	68,694
Ebix, Inc.(b)	2,776	206,811
ePlus, Inc.(a)	1,885	146,465
Finisar Corp.(a)	5,822	92,046
FormFactor, Inc.(a)	8,949	122,154
Forrester Research, Inc.	6,837	283,394
Ichor Holdings Ltd.(a)	3,231	78,223
II-VI, Inc.(a)	3,777	154,479
Insight Enterprises, Inc.(a)	5,230	182,684
InterDigital, Inc.(b)	2,915	214,544
Itron, Inc.(a)	2,911	208,282
KEMET Corp.(a)	4,510	81,766
Manhattan Associates, Inc.(a)	3,642	152,527
ManTech International Corp., Class A	3,951	219,162
MoneyGram International, Inc.(a)	20,495	176,667
MTS Systems Corp.	5,380	277,877
Nanometrics, Inc.(a)	6,917	186,067
NIC, Inc.	10,995	146,234
Novanta, Inc.(a)	3,470	180,961
NVE Corp.	2,318	192,649
Oclaro, Inc.(a)	13,260	126,766
Park Electrochemical Corp.	12,674	213,430
PC Connection, Inc.	9,636	240,900
Perficient, Inc.(a)(b)	12,596	288,700
Photronics, Inc.(a)(b)	16,776	138,402
Qualys, Inc.(a)	2,522	183,476
Rogers Corp.(a)	1,322	158,032
ScanSource, Inc.(a)	6,260	222,543
Semtech Corp.(a)	5,649	220,593
Shutterstock, Inc.(a)	3,117	150,084
Super Micro Computer, Inc.(a)	8,449	143,633
Syntel, Inc.(a)	5,122	130,765
The Hackett Group, Inc.	11,804	189,572
The Meet Group, Inc.(a)	27,767	58,033
The Trade Desk, Inc., Class A(a)(b)	1,963	97,404
TTM Technologies, Inc.(a)	9,624	147,151
Ultra Clean Holdings, Inc.(a)	4,962	95,519
Vishay Precision Group, Inc.(a)	5,263	163,942
Web.com Group, Inc.(a)	7,885	142,719
Xcerra Corp.(a)	54,463	634,493
XO Group, Inc.(a)	13,998	290,458
		10,598,713

See notes to schedules of investments.

Security Description	Shares	Value
Materials (4.4%):
A. Schulman, Inc.	3,586	$154,198
Advanced Emissions Solutions, Inc.(b)	14,748	168,422
Advansix, Inc.(a)	3,678	127,921
American Vanguard Corp.	10,100	204,020
Balchem Corp.	4,088	334,193
Boise Cascade Co.	6,128	236,541
Carpenter Technology Corp.	4,389	193,643
Chase Corp.	1,759	204,836
Clearwater Paper Corp.(a)(b)	3,551	138,844
Greif, Inc., Class A(b)	3,951	206,440
KMG Chemicals, Inc.	3,133	187,823
Kronos Worldwide, Inc.	6,411	144,889
Minerals Technologies, Inc.	3,907	261,574
Neenah Paper, Inc.	4,347	340,805
Rayonier Advanced Materials, Inc.	8,446	181,336
Schnitzer Steel Industries, Inc.	4,916	159,033
Stepan Co.	2,902	241,388
U.S. Lime & Minerals, Inc.	3,540	259,057
Valhi, Inc.	14,175	85,901
Warrior Met Coal, Inc.	3,267	91,509
Worthington Industries, Inc.	5,182	222,410
		4,144,783
Real Estate (1.2%):
HFF, Inc., Class A	5,300	263,410
Marcus & Millichap, Inc.(a)	8,713	314,191
St. Joe Co.(a)	16,767	316,058
The RMR Group, Inc.	3,221	225,309
		1,118,968
Telecommunication Services (0.2%):
Iridium Communications, Inc.(a)	14,493	163,046

Utilities (3.8%):
American States Water Co.	5,420	287,585
Black Hills Corp.(b)	6,751	366,579
California Water Service Group	7,396	275,501
Chesapeake Utilities Corp.	4,432	311,791
Connecticut WTR Service, Inc.	4,688	283,765
MGE Energy, Inc.	5,828	326,951
Middlesex Water Co.	6,596	242,073
NorthWestern Corp.	7,725	415,605
Otter Tail Corp.	7,557	327,595
SJW Corp.	4,028	212,316
Spark Energy, Inc.(b)	12,709	150,602
Unitil Corp.	8,273	383,950
Vivint Solar, Inc.(a)(b)	38,899	141,981
		3,726,294
Total Common Stocks (Cost $91,996,794)		94,837,674

See notes to schedules of investments.

Security Description	Shares	Value
Investment Companies (0.2%)
JPMorgan U.S. Treasury Plus Money Market Fund, Class L , 1.18%	214,518	$214,518
Total Investment Companies (Cost $214,518)		214,518

Collateral for Securities Loaned (10.5%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 1.76%(c)	1,289,080	1,289,080
Fidelity Investments Money Market Government Portfolio, Class I, 1.53%(c)	2,881,012	2,881,012
Fidelity Investments Prime Money Market Portfolio, Class I, 1.74%(c)	1,504,009	1,504,009
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 1.88%(c)	429,693	429,693
JPMorgan Prime Money Market Fund, Capital Class, 1.77%(c)	3,867,069	3,867,069
Total Collateral for Securities Loaned (Cost $9,970,863)		9,970,863
Total Investments (Cost $102,182,175) — 110.4%		105,023,055
Liabilities in excess of other assets — (10.4)%		(9,875,354)
NET ASSETS - 100.00%		$95,147,701

(a)                   Non-income producing security.

(b)                   All or a portion of this security is on loan.

(c)                    Rate periodically changes. Rate disclosed is the daily yield on March 31, 2018.

PLC—Public Limited Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Depreciation
Russell 2000 Mini Index Futures	3	6/15/18	$236,630	$229,680	$(6,950)

	Total unrealized appreciation				$—
	Total unrealized depreciation				(6,950)
	Total net unrealized appreciation (depreciation)				$(6,950)

See notes to schedules of investments.

Victory Portfolios II	Schedule of Portfolio Investments
VictoryShares Developed Enhanced Volatility Wtd ETF	March 31, 2018
(Unaudited)

Security Description	Shares	Value
Common Stocks (99.3%)

Australia (4.8%):

Consumer Discretionary (0.2%):
Aristocrat Leisure Ltd.	14,798	$273,403

Consumer Staples (0.7%):
Treasury Wine Estates Ltd.	21,340	276,285
Wesfarmers Ltd.	14,605	466,104
Woolworths Ltd.	24,640	497,436
		1,239,825
Energy (0.2%):
Woodside Petroleum Ltd.	13,441	301,797

Financials (1.8%):
AMP Ltd.	93,808	359,456
Australia & New Zealand Banking Group Ltd. (a)	19,893	410,310
Commonwealth Bank of Australia (a)	7,617	422,949
Insurance Australia Group Ltd.	52,658	302,463
Macquarie Group Ltd.	4,774	377,228
National Australia Bank Ltd. (a)	20,388	446,039
Suncorp Group Ltd.	35,021	358,748
Westpac Banking Corp. (a)	18,835	413,943
		3,091,136
Health Care (0.4%):
CSL Ltd.	2,932	350,016
Ramsay Health Care Ltd. (a)	6,570	314,412
		664,428
Industrials (0.4%):
Brambles Ltd.	58,219	446,171
Cimic Group Ltd.	9,210	314,508
		760,679
Materials (0.8%):
Amcor Ltd.	38,188	415,530
BHP Billiton Ltd.	14,037	304,076
Fortescue Metals Group Ltd.	58,154	193,363
Newcrest Mining Ltd.	18,003	270,408
South32 Ltd.	78,850	194,968
		1,378,345
Telecommunication Services (0.1%):
Telstra Corp. Ltd.	110,059	265,375

Utilities (0.2%):
AGL Energy Ltd.	19,939	331,947
		8,306,935
Austria (0.6%):

Financials (0.3%):
Erste Group Bank AG	5,547	278,439
Raiffeisen Bank International AG	6,066	235,756
		514,195
Materials (0.2%):
Voestalpine AG	5,915	309,791

Utilities (0.1%):
Verbund AG, Class A	10,016	290,815
		1,114,801

See notes to schedules of investments.

Security Description	Shares	Value
Belgium (1.8%):

Consumer Staples (0.2%):
Anheuser-Busch InBev SA/NV	3,388	$372,142

Financials (0.8%):
Ageas	10,058	519,228
Groupe Bruxelles Lambert SA	4,600	525,190
KBC Groep NV	4,246	369,431
		1,413,849
Health Care (0.2%):
UCB SA	3,845	313,065

Materials (0.4%):
Solvay SA	2,884	400,412
Umicore SA	4,732	249,929
		650,341
Telecommunication Services (0.2%):
Proximus SADP	12,802	397,380
		3,146,777
Bermuda (0.7%):

Industrials (0.4%):
IHS Markit Ltd. (b)	7,433	358,568
Jardine Matheson Holdings Ltd.	5,594	344,702
		703,270
Real Estate (0.3%):
Hongkong Land Holdings Ltd.	66,776	460,087
		1,163,357
Canada (10.5%):

Consumer Discretionary (1.0%):
Canadian Tire Corp. Ltd. (a)	3,014	396,345
Dollarama, Inc.	2,489	302,537
Magna International, Inc.	5,746	323,698
Restaurant Brands International, Inc.	5,447	310,025
Shaw Communications, Inc., Class B	23,498	452,740
		1,785,345
Consumer Staples (1.1%):
Alimentation Couche-Tard, Inc., Class B	7,241	324,164
George Weston Ltd.	7,082	570,210
Loblaw Cos. Ltd.	10,112	510,938
Saputo, Inc.	12,901	414,110
		1,819,422
Energy (1.1%):
Canadian Natural Resources Ltd.	9,774	307,287
Enbridge, Inc.	10,949	344,398
Pembina Pipeline Corp.	11,821	368,890
Suncor Energy, Inc.	12,074	416,995
TransCanada Corp.	9,783	404,625
		1,842,195
Financials (4.3%):
Bank of Montreal	8,737	660,057
Canadian Imperial Bank of Commerce (a)	6,306	556,682
Fairfax Financial Holdings Ltd.	641	324,963
Great-West Lifeco, Inc.	29,008	740,400

See notes to schedules of investments.

Security Description	Shares	Value
Intact Financial Corp.	8,077	$606,998
National Bank of Canada	12,987	611,343
Power Corp. of Canada	23,915	545,801
Power Financial Corp.	25,142	629,623
Royal Bank of Canada	8,814	680,926
Sun Life Financial, Inc.	11,884	488,109
The Bank of Nova Scotia	11,278	694,785
The Toronto-Dominion Bank	10,814	613,734
Thomson Reuters Corp.	8,876	343,065
		7,496,486
Industrials (0.5%):
Canadian National Railway Co.	6,437	470,508
Canadian Pacific Railway Ltd.	2,260	398,596
		869,104
Information Technology (0.6%):
CGI Group, Inc. (b)	8,410	485,067
Constellation Software, Inc.	488	331,148
Open Text Corp.	7,626	265,330
		1,081,545
Materials (0.3%):
Goldcorp, Inc.	18,692	258,136
Teck Resources Ltd., Class B	6,686	172,210
		430,346
Telecommunication Services (1.0%):
BCE, Inc.	15,936	685,834
Rogers Communications, Inc.	11,292	504,380
TELUS Corp.	16,497	579,354
		1,769,568
Utilities (0.6%):
Fortis, Inc.	15,039	507,721
Hydro One Ltd. (c)	37,628	611,068
		1,118,789
		18,212,800
China (0.3%):

Consumer Discretionary (0.1%):
Brilliance China Automotive Holdings Ltd.	59,204	123,570

Consumer Staples (0.2%):
China Resources Beer Holdings Co. Ltd.	50,000	216,618
Sun Art Retail Group Ltd.	149,912	174,403
		391,021
		514,591
Denmark (1.8%):

Consumer Discretionary (0.1%):
Pandora A/S (a)	1,633	175,169

Financials (0.2%):
Danske Bank A/S	9,445	351,437

Health Care (0.6%):
Coloplast A/S	3,045	256,661
H. Lundbeck A/S	3,519	196,233
Novo Nordisk A/S, Class B	5,446	267,459

See notes to schedules of investments.

Security Description	Shares	Value
William Demant Holding A/S (b)	7,719	$285,686
		1,006,039
Industrials (0.3%):
DSV A/S	4,783	374,495
Vestas Wind Systems A/S	2,073	147,081
		521,576
Materials (0.4%):
Christian Hansen Holding A/S	3,551	305,408
Novozymes A/S, B Shares	6,304	325,102
		630,510
Utilities (0.2%):
Dong Energy A/S (c)	5,220	337,792
		3,022,523
Finland (1.2%):

Energy (0.1%):
Neste Oyj	3,527	245,603

Financials (0.3%):
Sampo Oyj, Class A	8,924	496,918

Industrials (0.4%):
Kone Oyj, Class B (a)	7,296	363,808
Wartsila Oyj ABP, Class B (a)	13,535	298,906
		662,714
Materials (0.4%):
Stora ENSO Oyj, R Shares (a)	16,727	307,145
UPM-Kymmene Oyj	8,497	314,661
		621,806
		2,027,041
France (10.7%):

Consumer Discretionary (2.7%):
Accor SA	7,267	392,045
Christian Dior SE	999	394,408
Cie Generale des Etablissements Michelin	2,448	361,112
Faurecia Manufacture Automoblie Parts	3,754	303,531
Hermes International	905	536,112
Kering	581	277,916
LVMH Moet Hennessy Louis Vuitton SA	1,148	353,379
Psa Peugeot Citroen	12,801	307,894
Publicis Groupe SA	4,176	290,693
Renault SA	2,997	363,190
Seb SA	1,892	361,263
Sodexo SA	2,803	282,435
Valeo SA	3,802	250,906
Vivendi Universal SA	10,428	269,421
		4,744,305
Consumer Staples (0.7%):
Danone SA	4,850	392,208
L’Oreal SA	1,888	425,887
Pernod Ricard SA	2,787	463,751
		1,281,846
Energy (0.3%):
Total SA	8,502	482,520

See notes to schedules of investments.

Security Description	Shares	Value
Financials (1.4%):
Amundi SA (c)	3,960	$317,946
AXA SA	16,739	444,830
BNP Paribas SA	4,974	368,211
CNP Assurances	16,727	421,874
Credit Agricole SA	20,768	337,399
Natixis SA	34,628	283,650
Societe Generale SA	5,743	312,017
		2,485,927
Health Care (0.7%):
BioMerieux	3,179	262,045
Essilor International SA	2,520	339,799
Ipsen SA	1,653	256,550
Sanofi	5,234	420,685
		1,279,079
Industrials (2.9%):
Aeroports de Paris	1,819	396,111
Airbus Group SE	2,140	246,960
Alstom SA	9,108	410,236
Bollore SA	67,243	358,217
Bureau Veritas SA	14,990	389,315
Compagnie de Saint-Gobain	7,125	375,706
Dassault Aviation SA	217	414,078
Eiffage SA	3,328	378,654
Legrand SA	5,648	442,634
Safran SA	3,579	378,591
Schneider Electric SA	4,393	385,572
Thales SA	3,184	387,575
Vinci SA	3,829	376,394
		4,940,043
Information Technology (0.6%):
Atos SE	2,381	325,450
Cap Gemini SA	2,745	341,770
Dassault Systemes SA	2,821	383,163
		1,050,383
Materials (0.5%):
Air Liquide SA	3,411	417,473
Arkema SA	2,786	363,327
		780,800
Telecommunication Services (0.5%):
Iliad SA	1,555	321,404
Orange SA	28,716	487,014
		808,418
Utilities (0.4%):
Electricite de France SA	15,731	227,601
Veolia Environnement SA	17,714	419,417
		647,018
		18,500,339
Germany (6.3%):

Consumer Discretionary (1.1%):
Axel Springer SE	3,904	326,610

See notes to schedules of investments.

Security Description	Shares	Value
Bayerische Motoren Werke AG	3,623	$392,918
Continental AG	1,216	335,563
Daimler AG, Registered Shares	4,835	410,268
ProSiebenSat.1 Media SE	5,980	207,326
Volkswagen AG	1,463	292,668
		1,965,353
Consumer Staples (0.2%):
Beiersdorf AG	3,441	389,563

Financials (0.7%):
Allianz SE	2,007	452,854
Deutsche Boerse AG	2,756	375,012
Hannover Rueck SE	2,699	368,252
		1,196,118
Health Care (0.8%):
Bayer AG	2,777	313,604
Fresenius Medical Care AG & Co. KGaA	3,523	359,664
Fresenius SE & Co. KGaA	3,714	283,573
Merck KGaA	3,818	365,919
		1,322,760
Industrials (1.2%):
Brenntag AG	5,419	322,016
Deutsche Post AG	8,384	366,383
Fraport AG	2,869	282,731
Hochtief AG	1,748	326,241
Kion Group AG	2,250	209,662
Mg Technologies AG	5,947	252,788
Siemens AG	2,710	345,147
		2,104,968
Information Technology (0.6%):
Infineon Technologies AG	9,097	243,315
SAP SE	3,690	385,747
United Internet AG, Registered Shares	4,131	259,709
Wirecard AG	1,705	201,208
		1,089,979
Materials (1.0%):
BASF SE	3,798	385,356
Covestro AG (c)	2,318	227,747
Evonik Industries AG	11,293	397,918
Linde AG	1,641	329,084
Symrise AG	4,557	366,439
		1,706,544
Real Estate (0.5%):
Deutsche Wohnen AG	8,093	377,363
Vonovia SE	7,616	377,141
		754,504
Telecommunication Services (0.2%):
Deutsche Telekom AG, Registered Shares	24,894	405,809
		10,935,598
Hong Kong (6.9%):

Consumer Discretionary (0.5%):
Chow Tai Fook Jewellery Group Ltd.	231,020	263,168
Galaxy Entertainment Group Ltd.	28,636	259,982

See notes to schedules of investments.

Security Description	Shares	Value
Haier Electronics Group Co. Ltd.	51,000	$181,635
Techtronic Industries Co. Ltd.	36,852	214,832
		919,617
Consumer Staples (0.4%):
Dairy Farm International Holdings Ltd.	49,036	389,836
WH Group Ltd. (c)	207,866	221,430
		611,266
Financials (1.0%):
AIA Group Ltd.	35,470	300,107
BOC Hong Kong Holdings Ltd.	62,254	303,024
China Taiping Insurance Holdings Co. Ltd.	40,218	132,986
Hang Seng Bank	16,694	386,298
Hong Kong Exchanges and Clearing Ltd.	6,448	209,678
The Bank of East Asia Ltd.	100,398	400,420
		1,732,513
Health Care (0.1%):
Sino Biopharmaceutical Ltd.	79,000	155,022

Industrials (1.0%):
CITIC Ltd.	251,616	352,036
CK Hutchison Holdings Ltd.	39,186	468,860
Jardine Strategic Holdings Ltd.	8,324	319,142
MTR Corp. Ltd. (a)	114,638	616,436
		1,756,474
Information Technology (0.0%):(d)
Hanergy Thin Film Power Group Ltd. (b)(e)(f)	26,000	563

Real Estate (2.1%):
China Overseas Land & Investment Ltd., Class H	57,672	200,253
China Resources Land Ltd.	53,404	194,279
CK Asset Holdings Ltd.	41,686	349,778
Hang Lung Properties Ltd.	131,508	306,320
Henderson Land Development Co. Ltd.	51,404	334,707
New World Development Co. Ltd.	215,650	304,464
Sino Land Co. Ltd.	172,080	278,471
Sun Hung KAI Properties Ltd.	22,468	355,003
Swire Pacific Ltd., Class A	51,936	523,801
Swire Properties Ltd.	113,266	396,898
The Wharf Holdings Ltd.	49,434	169,758
Wheelock & Co. Ltd.	38,568	281,843
		3,695,575
Telecommunication Services (0.3%):
China Mobile Ltd.	48,252	442,377

Utilities (1.5%):
China Gas Holdings Ltd.	53,272	193,799
CK Infrastructure Holdings Ltd.	52,870	432,168
CLP Holdings Ltd.	67,536	687,588
Guangdong Investment Ltd.	185,546	291,752
Hong Kong & China Gas Co. Ltd.	381,278	783,165
Power Assets Holdings Ltd.	33,036	294,457
		2,682,929
		11,996,336

See notes to schedules of investments.

Security Description	Shares	Value
Ireland (1.7%):

Consumer Discretionary (0.3%):
Paddy Power Betfair PLC	2,674	$273,829
WPP PLC	14,894	236,617
		510,446
Consumer Staples (0.2%):
Kerry Group PLC	3,402	343,837

Financials (0.3%):
Aib Group PLC	41,690	250,917
Bank of Ireland Group PLC	28,884	251,772
		502,689
Industrials (0.4%):
Experian PLC	17,782	383,523
Pentair PLC	5,789	394,405
		777,928
Information Technology (0.3%):
Accenture PLC, Class A	2,814	431,949

Materials (0.2%):
CRH PLC	8,727	294,915
		2,861,764
Israel (0.5%):

Financials (0.4%):
Bank Hapoalim BM	47,371	324,861
Bank Leumi Le-Israel B.M.	49,415	297,575
		622,436
Information Technology (0.1%):
Check Point Software Technologies Ltd. (b)	2,546	252,920
		875,356
Italy (2.4%):

Consumer Discretionary (0.5%):
Ferrari NV	1,994	240,317
Luxottica Group SpA	5,320	330,532
Prada SpA	46,144	213,143
		783,992
Energy (0.5%):
Eni SpA	29,358	516,070
Snam SpA	83,565	383,790
		899,860
Financials (0.8%):
Assicurazioni Generali SpA	22,221	427,164
Intesa Sanpaolo SpA	107,364	390,128
Mediobanca SpA	33,440	392,816
UniCredit SpA	11,667	243,844
		1,453,952
Industrials (0.2%):
Atlantia SpA	11,639	360,134

Telecommunication Services (0.2%):
Telecom Italia SpA (b)	292,721	277,664

See notes to schedules of investments.

Security Description	Shares	Value
Utilities (0.2%):
Terna Rete Elettrica Nazionale SpA	66,477	$388,405
		4,164,007
Japan (20.0%):

Consumer Discretionary (3.8%):
Aisin Seiki Co. Ltd.	5,610	302,673
Bridgestone Corp.	7,160	311,462
Denso Corp.	5,830	316,844
Dentsu, Inc.	6,328	276,579
Fuji Heavy Industries Ltd.	9,850	323,025
Honda Motor Co. Ltd.	10,630	363,792
Isuzu Motors Ltd.	19,294	291,795
Koito Manufacturing Co. Ltd.	3,490	240,452
Mitsubishi Motors Corp.	38,800	274,251
Nissan Motor Co. Ltd.	45,076	463,725
Nitori Holdings Co. Ltd.	1,330	231,084
Oriental Land Co. Ltd.	3,608	365,921
Rakuten, Inc.	32,700	268,264
Sekisui House Ltd.	22,272	404,451
Sharp Corp./Japan (a)(b)	6,300	186,531
Shimano, Inc.	1,740	249,413
Sony Corp.	4,550	218,540
Sumitomo Electric Industries Ltd.	19,594	295,871
Suzuki Motor Corp.	5,204	278,959
Toyota Industries Corp.	5,008	299,378
Toyota Motor Corp.	6,124	393,838
Yamaha Motor Co. Ltd.	9,088	266,942
		6,623,790
Consumer Staples (2.0%):
Asahi Group Holdings Ltd.	5,960	318,756
Japan Tobacco, Inc.	15,344	437,720
Kao Corp.	3,818	284,654
Kirin Holdings Co. Ltd.	10,684	282,540
Kose Corp.	1,200	249,159
MEIJI Holdings Co. Ltd.	5,404	412,957
Seven & i Holdings Co. Ltd.	11,300	481,357
Suntory Beverage & Food Ltd.	7,448	360,534
Uni-Charm Corp.	10,894	312,208
Yakult Honsha Co. Ltd. (b)	3,270	243,736
		3,383,621
Energy (0.1%):
JXTG Holdings, Inc.	41,110	246,374

Financials (2.1%):
Daiwa Securities Group, Inc.	52,000	330,554
Japan Post Bank Co. Ltd.	35,612	479,669
Japan Post Insurance Co. Ltd. (a)	15,232	358,072
Mitsubishi UFJ Financial Group, Inc.	43,234	282,957
Mizuho Financial Group, Inc.	230,994	415,785
Nomura Holdings, Inc.	52,370	300,860
ORIX Corp.	17,868	315,491
Resona Holdings, Inc.	52,146	276,880
Sumitomo Mitsui Financial Group, Inc.	8,484	354,942
T&D Holdings, Inc.	18,300	287,856

See notes to schedules of investments.

Security Description	Shares	Value
The Dai-ichi Life Insurance Co. Ltd.	15,088	$275,836
		3,678,902
Health Care (2.3%):
Astellas Pharma, Inc.	25,252	383,563
Chugai Pharmaceutical Co. Ltd.	4,730	236,967
Eisai Co. Ltd.	4,154	264,959
Hoya Corp.	5,718	285,336
Kyowa Hakko Kirin Co. Ltd.	11,708	251,680
M3, Inc.	5,300	240,117
Olympus Optical Co. Ltd.	8,358	315,811
ONO Pharmaceutical Co. Ltd.	9,884	311,505
Otsuka Holdings Co. Ltd.	6,600	328,356
Shionogi & Co. Ltd.	5,528	284,999
Sysmex Corp.	3,974	356,349
Tanabe Seiyaku Co. Ltd.	16,268	326,614
Terumo Corp.	6,178	318,220
		3,904,476
Industrials (4.1%):
Ana Holdings, Inc. (a)	9,688	371,803
Central Japan Railway Co.	2,354	444,957
Daikin Industries Ltd.	2,566	280,863
East Japan Railway Co.	4,386	406,980
FANUC Corp.	1,030	257,234
ITOCHU Corp.	20,708	399,309
Japan Airlines Co. Ltd.	10,700	431,359
Komatsu Ltd.	7,088	233,513
Kubota Corp.	16,304	282,742
Makita Corp.	6,878	336,174
Marubeni Corp.	46,174	332,753
Mitsubishi Corp.	12,792	339,729
Mitsubishi Electric Corp.	17,952	286,770
Mitsubishi Heavy Industries Ltd.	9,300	354,814
Mitsui & Co. Ltd.	21,186	360,435
Nidec Corp.	1,654	250,300
Recruit Holdings Co. Ltd.	9,920	244,667
Secom Co. Ltd.	5,210	383,441
SMC Corp.	614	245,796
Sumitomo Corp. (a)	17,998	297,570
Taisei Corp.	5,134	259,619
Toyota Tsusho Corp.	7,780	259,236
		7,060,064
Information Technology (2.4%):
Canon, Inc.	10,914	394,952
FUJIFILM Holdings Corp.	6,260	246,893
Fujitsu Ltd.	41,636	250,074
Hitachi Ltd.	42,736	306,531
Keyence Corp.	514	316,449
Kyocera Corp.	4,618	257,269
Murata Manufacturing Co. Ltd.	2,034	277,025
Nomura Research Institute Ltd.	5,658	263,515
NTT Data Corp.	31,108	322,513
Omron Corp.	4,208	241,666
Renesas Electronics Corp. (b)	19,064	188,329
ROHM Co. Ltd.	1,900	176,802

See notes to schedules of investments.

Security Description	Shares	Value
TDK Corp.	2,700	$236,272
Tokyo Electron Ltd.	1,026	185,305
Yahoo Japan Corp. (a)	63,630	295,453
Yaskawa Electric Corp.	4,500	199,643
		4,158,691
Materials (1.3%):
Asahi Kasei Corp.	20,668	271,682
JFE Holdings, Inc.	11,304	224,986
Mitsubishi Chem Holdings	28,048	268,907
Nippon Paint Co. Ltd.	5,338	194,424
Nippon Steel & Sumitomo Metal	12,298	266,790
Nitto Denko Corp.	2,964	220,426
Shin-Etsu Chemical Co. Ltd.	2,370	242,257
Sumitomo Metal Mining Co. Ltd.	5,300	215,457
Toray Industries, Inc.	33,180	312,183
		2,217,112
Real Estate (0.9%):
Daito Trust Construction Co. Ltd.	1,740	294,552
Daiwa House Industry Co. Ltd.	9,500	360,748
Mitsubishi Estate Co. Ltd.	18,952	311,740
Mitsui Fudosan Co. Ltd.	13,078	311,246
Sumitomo Realty & Development	8,200	302,442
		1,580,728
Telecommunication Services (0.8%):
KDDI Corp.	14,508	368,939
Nippon Telegraph & Telephone Corp.	7,464	343,909
NTT DOCOMO, Inc.	19,392	490,223
SoftBank Group Corp.	3,564	261,496
		1,464,567
Utilities (0.2%):
Tokyo Gas Co. Ltd.	11,600	307,255
		34,625,580
Netherlands (3.2%):

Consumer Staples (0.5%):
Heineken NV	4,432	476,020
Koninklijke Ahold Delhaize NV	14,092	333,606
		809,626
Financials (0.6%):
Aegon NV	43,922	295,908
ING Groep NV	27,162	457,819
NN Group NV	8,536	378,486
		1,132,213
Industrials (0.9%):
Koninklijke Philips NV	8,646	331,508
Randstad Holding NV	4,905	322,369
RELX NV	20,848	431,678
Wolters Kluwer NV	8,030	426,687
		1,512,242
Information Technology (0.5%):
ASML Holding NV	1,432	282,150

See notes to schedules of investments.

Security Description	Shares	Value
NXP Semiconductor NV (b)	4,916	$575,172
		857,322
Materials (0.5%):
AkzoNobel NV	4,857	458,565
Koninklijke DSM NV	4,028	399,623
		858,188
Telecommunication Services (0.2%):
Koninklijke KPN NV	120,466	361,186
		5,530,777
Norway (1.1%):

Consumer Staples (0.4%):
Marine Harvest ASA	14,207	285,014
Orkla ASA, Class A	36,146	388,127
		673,141
Financials (0.4%):
DNB ASA	18,704	363,176
Gjensidige Forsikring ASA	19,177	351,436
		714,612
Materials (0.3%):
Norsk Hydro ASA	41,956	246,032
Yara International ASA	6,404	270,596
		516,628
		1,904,381
Portugal (0.7%):

Consumer Staples (0.2%):
Jeronimo Martins SGPS SA	19,088	347,680

Energy (0.3%):
Galp Energia SGPS SA	22,408	421,937

Utilities (0.2%):
EDP - Energias de Portugal SA	102,053	387,716
		1,157,333
Singapore (1.8%):

Consumer Discretionary (0.4%):
Genting Singapore PLC	326,970	269,399
Jardine Cycle & Carriage Ltd.	13,784	362,792
		632,191
Consumer Staples (0.2%):
Wilmar International Ltd.	148,162	359,441

Financials (0.6%):
DBS Group Holdings Ltd.	15,778	331,015
Oversea-Chinese Banking Corp. Ltd.	38,538	376,913
United Overseas Bank Ltd.	19,192	402,640
		1,110,568
Real Estate (0.2%):
CapitaLand Ltd.	152,936	416,525

Telecommunication Services (0.4%):
Singapore Telecommunications Ltd.	230,694	593,102
		3,111,827

See notes to schedules of investments.

Security Description	Shares	Value
Spain (3.7%):

Consumer Discretionary (0.2%):

Industria de Diseno Textil SA	11,009	$344,433

Energy (0.2%):
Repsol SA	22,245	394,510

Financials (1.0%):
Banco Bilbao Vizcaya Argentaria SA	42,274	334,370
Banco de Sabadell SA	107,253	219,174
Banco Santander SA	46,561	303,319
Bankinter SA	33,225	341,566
CaixaBank SA	53,493	254,826
Mapfre SA	94,279	313,293
		1,766,548
Health Care (0.2%):
Grifols SA	9,735	275,590

Industrials (0.9%):
Abertis Infraestructuras SA	23,823	534,018
ACS, Actividades de Construccion y Servicios SA	8,240	320,858
Aena SA (c)	1,705	343,282
Ferrovial SA	16,879	352,299
		1,550,457
Information Technology (0.2%):
Amadeus IT Holding SA	5,317	392,359

Telecommunication Services (0.2%):
Telefonica SA	36,105	356,604

Utilities (0.8%):
Endesa SA	14,462	318,221
Gas Natural SDG SA	15,523	370,309
Iberdrola SA	46,605	342,423
Red Electrica Corp. SA	17,228	354,602
		1,385,555
		6,466,056
Sweden (3.0%):

Consumer Discretionary (0.3%):
Electrolux AB	9,192	289,074
Hennes & Mauritz AB, B Shares (a)	13,111	196,626
		485,700
Financials (1.3%):
Industrivarden AB, A Shares	16,804	408,272
Lundbergs AB, B Shares	5,518	395,323
Nordea Bank AB	28,879	308,269
Skandinaviska Enskilda Banken AB, Class A (a)	35,099	367,684
Svenska Handelsbanken AB	28,157	351,499
Swedbank AB, A Shares (a)	16,127	361,297
		2,192,344
Industrials (1.1%):
Alfa Laval AB	14,276	337,189
Assa Abloy	15,395	332,633
Atlas Copco AB, Class A	7,806	337,789
Sandvik AB	18,871	344,661
SKF AB, B Shares (a)	15,677	320,226

See notes to schedules of investments.

Security Description	Shares	Value
Volvo AB, Class B	15,848	$289,069
		1,961,567
Information Technology (0.2%):
Hexagon AB, B Shares	5,108	303,530

Materials (0.1%):
Boliden AB	8,128	284,826
		5,227,967
Switzerland (6.8%):

Consumer Discretionary (0.6%):
CIE Financiere Richemont SA	4,848	435,037
Garmin Ltd.	5,731	337,728
The Swatch Group AG, B shares	773	340,841
		1,113,606
Consumer Staples (0.9%):
Barry Callebaut AG	188	367,463
Chocoladefabriken Lindt & Spruengli AG, Registered Shares	6	436,329
Coca-Cola HBC AG	8,788	324,714
Nestle SA, Registered Shares	5,845	462,487
		1,590,993
Financials (1.0%):
Julius Baer Group Ltd.	5,340	328,211
Partners Group Holding AG	590	438,318
Swiss Life Holding AG	1,231	438,327
Zurich Insurance Group AG	1,516	497,138
		1,701,994
Health Care (1.2%):
Lonza Group AG, Registered Shares	1,141	268,864
Novartis AG	4,799	387,957
Roche Holding AG	1,833	420,227
Sonova Holding AG, Registered Shares	2,157	342,610
Straumann Holding AG	412	259,521
Vifor Pharma AG	2,332	359,304
		2,038,483
Industrials (1.6%):
ABB Ltd.	15,132	359,735
Adecco SA, Registered Shares	5,259	374,189
Geberit AG	801	354,026
Kuehne + Nagel International AG	2,524	396,942
Schindler Holding AG	2,049	441,659
SGS SA	165	405,378
Wolseley PLC	5,219	391,978
		2,723,907
Information Technology (0.1%):
Stmicroelectronics NV	8,809	194,916

Materials (1.1%):
EMS-Chemie Holding AG	621	391,821
Givaudan SA, Registered Shares	192	437,158
Glencore PLC	48,570	241,058
LafargeHolcim Ltd.	6,923	378,856
Sika AG	51	399,430
		1,848,323
Telecommunication Services (0.3%):

See notes to schedules of investments.

Security Description	Shares	Value
Swisscom AG	1,104	$547,090
		11,759,312
United Kingdom (8.4%):

Consumer Discretionary (1.4%):
Aptiv PLC	3,405	289,323
Compass Group PLC	17,989	367,295
GKN PLC	30,369	197,246
InterContinental Hotels Group PLC	6,326	378,747
Kingfisher PLC	59,962	246,035
Next PLC	3,107	207,421
Persimmon PLC	8,062	286,127
Sky PLC	13,574	247,065
Whitbread PLC	6,156	319,519
		2,538,778
Consumer Staples (1.4%):
Associated British Foods PLC	8,885	310,475
British American Tobacco PLC	4,806	278,506
Diageo PLC	12,384	419,019
Imperial Tobacco Group PLC	9,182	312,481
Reckitt Benckiser Group PLC	4,025	340,696
Tesco PLC	113,947	329,121
Unilever PLC	7,173	398,014
		2,388,312
Energy (0.5%):
BP PLC	66,252	445,407
Royal Dutch Shell PLC, Class A	13,542	424,291
		869,698
Financials (2.4%):
3I Group PLC	27,188	327,617
Aviva PLC	67,968	472,818
Hargreaves Lansdown PLC	15,138	346,777
HSBC Holdings PLC	41,359	386,055
Legal & General Group PLC	137,948	498,878
Lloyds Banking Group PLC	420,860	381,741
London Stock Exchange Group PLC	7,472	432,476
Old Mutual PLC	88,033	295,518
Prudential PLC	14,680	366,248
Schroders PLC	8,763	392,384
Standard Life PLC	54,118	273,073
		4,173,585
Health Care (0.4%):
AstraZeneca PLC	3,508	240,909
Smith & Nephew PLC	21,396	399,490
		640,399
Industrials (1.0%):
Ashtead Group PLC	10,504	285,859
BAE Systems PLC	42,221	344,349
International Consolidated Airlines Group SA	31,453	271,176
Intertek Group PLC	4,847	316,851
RELX PLC	22,333	458,966
		1,677,201

See notes to schedules of investments.

Security Description	Shares	Value
Information Technology (0.2%):

Micro Focus International PLC	6,685	$92,539
The Sage Group PLC	34,443	308,840
		401,379
Materials (0.3%):
Anglo American PLC	9,912	230,954
Rio Tinto PLC	5,301	268,523
		499,477
Telecommunication Services (0.2%):
BT Group PLC	100,508	320,758

Utilities (0.6%):
Centrica PLC	108,499	216,432
National Grid PLC	40,055	450,749
SSE PLC	21,178	379,081
		1,046,262
		14,555,849
United States (0.4%):

Consumer Discretionary (0.4%):
Autoliv, Inc.	1,647	240,363
Fiat Chrysler Automobiles NV	8,583	176,123
Lululemon athletica, Inc. (b)	3,070	273,599
		690,085
Total Common Stocks (Cost $163,377,610)		171,871,392

Investment Companies (0.3%)

United States (0.3%):
JPMorgan U.S. Treasury Plus Money Market Fund, Class L, 1.18% (g)	441,827	441,827
Total Investment Companies (Cost $441,827)		441,827

Collateral for Securities Loaned (2.8%)

United States (2.8%):
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 1.76% (h)	633,529	633,529
Fidelity Investments Money Market Government Portfolio, Class I, 1.53% (h)	1,415,897	1,415,897
Fidelity Investments Prime Money Market Portfolio, Class I, 1.74% (h)	739,157	739,157
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 1.88% (h)	211,176	211,176
JPMorgan Prime Money Market Fund, Capital Class, 1.77% (h)	1,900,503	1,900,503
Total Collateral for Securities Loaned (Cost $4,900,262)		4,900,262
Total Investments (Cost $168,719,699) — 102.4%		177,213,481
Liabilities in excess of other assets — (2.4)%		(4,120,704)
NET ASSETS - 100.00%		$173,092,777

See notes to schedules of investments.

(a)                       All or a portion of this security is on loan.

(b)                       Non-income producing security.

(c)                        Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of March 31, 2018, the fair value of these securities was $2,059,265 and amounted to 1.2% of net assets.

(d)                       Amount represents less than 0.05% of net assets.

(e)                        Security was fair valued based upon procedures approved by the Board of Trustees and represents 0.0% of the Fund’s net assets as of March 31, 2018. This security is classified as Level 3 within the fair value hierarchy. (See Note 1)

(f)                         The Fund’s Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees.  As of March 31, 2018, illiquid securities were 0.0% of the Fund’s net assets.

(g)                        Variable or Floating-Rate Security. Rate disclosed is as of March 31, 2018.

(h)                       Rate periodically changes. Rate disclosed is the daily yield on March 31, 2018.

PLC—Public Limited Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation
Mini MSCI EAFE Index Futures	6	6/15/18	$599,784	$600,180	$396

	Total unrealized appreciation				$396
	Total unrealized depreciation				—
	Total net unrealized appreciation (depreciation)				$396

See notes to schedules of investments.

Victory Portfolios II	Schedule of Portfolio Investments
VictoryShares Dividend Accelerator ETF	March 31, 2018
(Unaudited)

Security Description	Shares	Value
Common Stocks (99.7%)

Consumer Discretionary (15.7%):
Comcast Corp., Class A	2,564	$87,612
Genuine Parts Co.	892	80,137
Leggett & Platt, Inc.	788	34,956
Lowe’s Co., Inc.	883	77,483
McDonald’s Corp.	469	73,342
Nike, Inc., Class B	2,202	146,301
Pool Corp.	902	131,891
Ross Stores, Inc.	435	33,921
Starbucks Corp.	1,147	66,400
The Home Depot, Inc.	705	125,659
The TJX Co., Inc.	567	46,245
The Walt Disney Co.	1,330	133,585
VF Corp.	631	46,770
		1,084,302
Consumer Staples (21.9%):
Altria Group, Inc.	367	22,871
Brown-Forman Corp., Class B	950	51,680
Church & Dwight Co., Inc.	935	47,087
Colgate-Palmolive Co.	1,131	81,070
Costco Wholesale Corp.	837	157,715
CVS Health Corp.	2,261	140,657
Hormel Foods Corp.	1,178	40,429
Kimberly-Clark Corp.	739	81,386
Lancaster Colony Corp.(a)	562	69,205
McCormick & Co., Inc.	613	65,217
PepsiCo, Inc.	1,671	182,390
Sysco Corp.	1,997	119,740
The Clorox Co.	561	74,675
The Coca-Cola Co.	1,468	63,755
The Procter & Gamble Co.	1,765	139,929
Walgreens Boots Alliance, Inc.	673	44,061
Wal-Mart Stores, Inc.	1,614	143,598
		1,525,465
Financials (15.2%):
Aflac, Inc.	1,262	55,225
American Financial Group, Inc.	1,709	191,783
Brown & Brown, Inc.	3,622	92,144
Chubb Ltd.	369	50,468
Cincinnati Financial Corp.	564	41,883
CME Group, Inc.	861	139,258
FactSet Research Systems, Inc.	753	150,163
Marsh & McLennan Co., Inc.	980	80,938
Renaissancere Holdings Ltd.(a)	239	33,104
T. Rowe Price Group, Inc.	449	48,479
W.R. Berkley Corp.	2,358	171,426
		1,054,871
Health Care (4.3%):
Becton, Dickinson & Co.	490	106,183
Cardinal Health, Inc.	869	54,469
Johnson & Johnson	659	84,451

See notes to schedules of investments.

Security Description	Shares	Value
West Pharmaceutical Services, Inc.	568	$50,149
		295,252
Industrials (22.0%):
3M Co.	502	110,199
A.O. Smith Corp.	1,347	85,656
Carlisle Cos., Inc.	536	55,964
Cintas Corp.	434	74,032
Emerson Electric Co.	1,522	103,953
Equifax, Inc.(a)	1,531	180,367
Expeditors International of Washington, Inc.	1,200	75,960
General Dynamics Corp.	200	44,180
Illinois Tool Works, Inc.	469	73,474
Nordson Corp.	148	20,178
Northrop Grumman Corp.	269	93,913
Republic Services, Inc., Class A	1,850	122,526
Rollins, Inc.(a)	3,077	157,019
Snap-on, Inc.	583	86,016
Stanley Black & Decker, Inc.	175	26,810
Toro Co.	2,265	141,449
W.W. Grainger, Inc.	270	76,213
		1,527,909
Information Technology (9.9%):
Automatic Data Processing, Inc.	2,316	262,820
Jack Henry & Associates, Inc.	1,258	152,155
Mastercard, Inc., Class A	475	83,201
Texas Instruments, Inc.	1,833	190,430
		688,606
Materials (10.1%):
Air Products & Chemicals, Inc.	653	103,847
AptarGroup, Inc.	993	89,201
Bemis Co., Inc.	2,070	90,086
Ecolab, Inc.	266	36,461
Silgan Holdings, Inc.	9,236	257,222
Sonoco Products Co.	1,794	87,009
The Sherwin-Williams Co.	111	43,525
		707,351
Telecommunication Services (0.6%):
AT&T, Inc.	1,075	38,324
Total Common Stocks (Cost $6,765,645)		6,922,080

Collateral for Securities Loaned (4.1%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 1.76%(b)	37,177	37,177
Fidelity Investments Money Market Government Portfolio, Class I, 1.53%(b)	83,088	83,088
Fidelity Investments Prime Money Market Portfolio, Class I, 1.74%(b)	43,375	43,375
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 1.88%(b)	12,392	12,392

See notes to schedules of investments.

Security Description	Shares	Value
JPMorgan Prime Money Market Fund, Capital Class, 1.77%(b)	111,526	$111,526
Total Collateral for Securities Loaned (Cost $287,557)		287,558
Total Investments (Cost $7,053,202) — 103.8%		7,209,638
Liabilities in excess of other assets — (3.8)%		(264,400)
NET ASSETS - 100.00%		$6,945,238

(a)                   All or a portion of this security is on loan.

(b)                   Rate periodically changes. Rate disclosed is the daily yield on March 31, 2018.

See notes to schedules of investments.

Victory Portfolios II	Schedule of Portfolio Investments
VictoryShares US Multi-Factor Minimum Volatility ETF	March 31, 2018
(Unaudited)

Security Description	Shares	Value
Common Stocks (99.7%)

Consumer Discretionary (10.2%):
Best Buy Co., Inc.	503	$35,205
Cracker Barrel Old Country Store, Inc.(a)	224	35,661
Darden Restaurants, Inc.	250	21,313
Dollar General Corp.	414	38,730
H&R Block, Inc.	1,316	33,440
Kohl’s Corp.	1,101	72,127
Las Vegas Sands Corp.	150	10,785
McDonald’s Corp.	1,361	212,833
Six Flags Entertainment Corp.(a)	274	17,059
Target Corp.	1,370	95,118
The Gap, Inc.	1,336	41,683
The Home Depot, Inc.	96	17,111
The Walt Disney Co.	428	42,988
Twenty-First Century Fox, Inc., Class A	511	18,749
Williams-Sonoma, Inc.(a)	210	11,080
		703,882
Consumer Staples (18.6%):
Bunge Ltd.	190	14,049
Campbell Soup Co.(a)	1,231	53,315
CVS Health Corp.	1,191	74,092
General Mills, Inc.	1,365	61,507
Ingredion, Inc.	1,191	153,543
Kimberly-Clark Corp.	1,626	179,071
PepsiCo, Inc.	1,835	200,290
Sysco Corp.	405	24,284
The Kroger Co.	4,922	117,833
The Procter & Gamble Co.	2,354	186,626
Wal-Mart Stores, Inc.	2,441	217,175
		1,281,785
Energy (1.8%):
Valero Energy Corp.	1,297	120,323

Financials (16.2%):
Agnc Investment Corp.	7,311	138,324
American Express Co.	121	11,287
Annaly Capital Management, Inc.	6,199	64,656
Axis Capital Holdings Ltd.	2,784	160,275
Chimera Investment Corp.	2,249	39,155
Everest Re Group Ltd.	801	205,713
Marsh & McLennan Co., Inc.	236	19,491
New Residential Investment Corp.	2,322	38,197
The Allstate Corp.	276	26,165
Validus Holdings Ltd.	3,311	223,326
W.R. Berkley Corp.	2,499	181,677
		1,108,266
Health Care (15.2%):
AmerisourceBergen Corp.	545	46,984
HCA Holdings, Inc.	1,115	108,155
Humana, Inc.	359	96,510
Johnson & Johnson	2,223	284,878
Pfizer, Inc.	5,115	181,531

See notes to schedules of investments.

Security Description	Shares	Value
UnitedHealth Group, Inc.	746	$159,644
WellCare Health Plans, Inc.(b)	831	160,906
		1,038,608
Industrials (14.3%):
3M Co.	220	48,294
Expeditors International of Washington, Inc.(a)	405	25,637
L3 Technologies, Inc.	390	81,120
Lockheed Martin Corp.	691	233,509
Northrop Grumman Corp.	275	96,008
Raytheon Co.	1,108	239,128
Spirit Aerosystems Holdings, Inc., Class A	396	33,145
Waste Management, Inc.	2,563	215,600
		972,441
Information Technology (19.5%):
Apple, Inc.	2,126	356,700
Cisco Systems, Inc.	2,326	99,763
F5 Networks, Inc.(b)	86	12,436
Genpact Ltd.	910	29,111
Intel Corp.	4,511	234,933
International Business Machines Corp.	1,320	202,528
Microsoft Corp.	3,936	359,239
VMware, Inc., Class A(b)	345	41,838
		1,336,548
Real Estate (1.2%):
Camden Property Trust	710	59,768
Public Storage	120	24,047
		83,815
Telecommunication Services (2.6%):
AT&T, Inc.	5,035	179,498

Utilities (0.1%):
CenterPoint Energy, Inc.	365	10,001
Total Common Stocks (Cost $6,653,195)		6,835,167

Collateral for Securities Loaned (1.7%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 1.76%(c)	14,674	14,674
Fidelity Investments Money Market Government Portfolio, Class I, 1.53%(c)	32,798	32,798
Fidelity Investments Prime Money Market Portfolio, Class I, 1.74%(c)	17,122	17,122
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 1.88%(c)	4,892	4,892

See notes to schedules of investments.

Security Description	Shares	Value
JPMorgan Prime Money Market Fund, Capital Class, 1.77%(c)	44,023	$44,023
Total Collateral for Securities Loaned (Cost $113,509)		113,509
Total Investments (Cost $6,766,704) — 101.4%		6,948,676
Liabilities in excess of other assets — (1.4)%		(97,407)
NET ASSETS - 100.00%		$6,851,269

(a)                   All or a portion of this security is on loan.

(b)                   Non-income producing security.

(c)                    Rate periodically changes. Rate disclosed is the daily yield on March 31, 2018.

See notes to schedules of investments.

Notes to Schedules of Investments
Victory Portfolios II	March 31, 2018
(Unaudited)

1. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by Victory Portfolios II (the “Trust”) in the preparation of its Schedules of Portfolio Investments. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the Schedules of Portfolio Investments in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the Schedules of Portfolio Investments. Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies (Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services — Investment Companies).

The Trust currently offers shares of 20 funds. The accompanying Schedules of Portfolio Investments are those of the following 14 Funds (collectively, the “Funds” and individually, a “Fund”):

Funds	Investment Objectives
VictoryShares US 500 Volatility Wtd ETF (“US 500 Volatility Wtd ETF”)	Track performance of the CEMP US Large Cap 500 Volatility Weight Index before expenses.
VictoryShares US Small Cap Volatility Wtd ETF (“US Small Cap Volatility Wtd ETF”)	Track performance of the CEMP US Small Cap 500 Volatility Weighted Index before expenses.
VictoryShares International Volatility Wtd ETF (“International Volatility Wtd ETF”)	Track performance of the CEMP International 500 Volatility Weighted Index before expenses.
VictoryShares Emerging Market Volatility Wtd ETF (“Emerging Market Volatility Wtd ETF”)	Track performance of the CEMP Emerging Market 500 Volatility Weighted Index before expenses.
VictoryShares US Large Cap High Div Volatility Wtd ETF (“US Large Cap High Div Volatility Wtd ETF”)	Track performance of the CEMP US Large Cap High Dividend 100 Volatility Weighted Index before expenses.
VictoryShares US Small Cap High Div Volatility Wtd ETF (“US Small Cap High Div Volatility Wtd ETF”)	Track performance of the CEMP US Small Cap High Dividend 100 Volatility Weighted Index before expenses.
VictoryShares International High Div Volatility Wtd ETF (“International High Div Volatility Wtd ETF”)	Track performance of the CEMP International High Dividend 100 Volatility Weighted Index before expenses.
VictoryShares Emerging Market High Div Volatility Wtd ETF (“Emerging Market High Div Volatility Wtd ETF”) *	Track performance of the CEMP Emerging Market High Dividend 100 Volatility Weighted Index before fees and expenses.
VictoryShares Dividend Accelerator ETF (“Dividend Accelerator ETF”)	Track performance of the Nasdaq Victory Dividend Accelerator Index before expenses.
VictoryShares US Multi-Factor Minimum Volatility ETF (“US Multi-Factor Minimum Volatility ETF”)	Track performance of the Nasdaq Victory US Multi-Factor Minimum Volatility Index before expenses.
VictoryShares US 500 Enhanced Volatility Wtd ETF (“US 500 Enhanced Volatility Wtd ETF”)	Track performance of the CEMP US Large Cap 500 Long/Cash Volatility Weighted Index before expenses.
VictoryShares US EQ Income Enhanced Volatility Wtd ETF (“US EQ Income Enhanced Volatility Wtd ETF”)	Track performance of the CEMP US Large Cap High Dividend 100 Long/Cash Volatility Weighted Index before expenses.
VictoryShares US Discovery Enhanced Volatility Wtd ETF (“US Discovery Enhanced Volatility Wtd ETF”)	Track performance of the CEMP US Small Cap 500 Long/Cash Volatility Weighted Index before expenses.
VictoryShares Developed Enhanced Volatility Wtd ETF (“Developed Enhanced Volatility Wtd ETF”)	Track performance of the CEMP International 500 Long/Cash Volatility Weighted Index before expenses.

Notes to Schedules of Investments - continued
Victory Portfolios II	March 31, 2018
(Unaudited)

* Commenced operations on October 26, 2017

Shares of the Funds are listed and traded on NASDAQ Stock Market, LLC (“Exchange”). The Funds will issue and redeem shares of a Fund (“Shares”) at net asset value (“NAV”) only in aggregations of 50,000 Shares (each a “Creation Unit”). The Funds will issue and redeem Creation Units principally in exchange for a basket of securities included in the respective Fund’s Index (the “Deposit Securities”), together with the deposit of a specified cash payment (the “Cash Component”), plus a transaction fee. Shares will trade on the Exchange at market prices that may be below, at, or above NAV. Shares of a Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from a Fund. In addition, shares may be issued in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash equal to up to 105% of the market value of the missing Deposit Securities. In each instance of such cash creations or redemptions, transaction fees may be imposed and may be higher than the transaction fees associated with in-kind creations or redemptions.

Each Fund may issue an unlimited number of shares of beneficial interest, with no par value. Shares of each Fund have equal rights and privileges. A purchase (i.e., creation) transaction fee is imposed for the transfer and other transactional costs associated with the purchase of Creation Units.

Investment Valuation:

The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Notes to Schedules of Investments - continued
Victory Portfolios II	March 31, 2018
(Unaudited)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments. Portfolio securities listed or traded on securities exchanges, American Depositary Receipts (“ADRs”) and Rights, are valued at the closing price on the exchange or system where the security is principally traded or at the NASDAQ Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in open-end investment companies are valued at net asset value. These valuations are typically categorized as Level 1 in the fair value hierarchy.

A summary of the valuations as of March 31, 2018, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed in the Schedules of Portfolio Investments:

	Level 1 - Quoted Prices		Level 3 - Other Significant Unobservable Inputs		Total
	Investments in Securities	Other Financial Investments^	Investments in Securities	Other Financial Investments^	Investments in Securities	Other Financial Investments^
US 500 Volatility Wtd ETF
Common Stocks	$481,859,187	$—	$—	$—	$481,859,187	$—
Collateral for Securities Loaned	18,463,917	—	—	—	18,463,917	—
Futures Contracts	—	(42,374)	—	—	—	(42,374)
Total	500,323,104	(42,374)	—	—	500,323,104	(42,374)

US Small Cap Volatility Wtd ETF
Common Stocks	31,616,852	—	—	—	31,616,852	—
Collateral for Securities Loaned	3,015,103	—	—	—	3,015,103	—
Futures Contracts	—	(2,317)	—	—	—	(2,317)
Total	34,631,955	(2,317)	—	—	34,631,955	(2,317)

International Volatility Wtd ETF
Common Stocks	$21,841,986	—	—	—	21,841,986	—
Collateral for Securities Loaned	458,821	—	—	—	458,821	—
Futures Contracts	—	(1,034)	—	—	—	(1,034)
Total	22,300,807	(1,034)	—	—	22,300,807	(1,034)

Emerging Market Volatility Wtd ETF
Common Stocks	20,577,883	—	—	—	20,577,883	—
Rights	—	—	—	—	—	—
Collateral for Securities Loaned	242,613	—	—	—	242,613	—
Futures Contracts	—	(193)	—	—	—	(193)
Total	20,820,496	(193)	—	—	20,820,496	(193)

Notes to Schedules of Investments - continued
Victory Portfolios II	March 31, 2018
(Unaudited)

US Large Cap High Div Volatility Wtd ETF
Common Stocks	$142,493,305	$—	$—	$—	$142,493,305	$—
Collateral for Securities Loaned	5,900,478	—	—	—	5,900,478	—
Futures Contracts	—	(24,885)	—	—	—	(24,885)
Total	148,393,783	(24,885)	—	—	148,393,783	(24,885)

US Small Cap High Div Volatility Wtd ETF
Common Stocks	42,441,017	—	—	—	42,441,017	—
Collateral for Securities Loaned	5,821,658	—	—	—	5,821,658	—
Futures Contracts	—	(2,821)	—	—	—	(2,821)
Total	48,262,675	(2,821)	—	—	48,262,675	(2,821)

International High Div Volatility Wtd ETF
Common Stocks	43,158,431	—	—	—	43,158,431	—
Collateral for Securities Loaned	947,926	—	—	—	947,926	—
Futures Contracts	—	1,109	—	—	—	1,109
Total	44,106,357	1,109	—	—	44,106,357	1,109

Emerging Market High Div Volatility Wtd ETF
Common Stocks	18,037,003	—	—	—	18,037,003	—
Collateral for Securities Loaned	221,242	—	—	—	221,242	—
Total	18,258,245	—	—	—	18,258,245	—

Dividend Accelerator ETF
Common Stocks	6,922,080	—	—	—	6,922,080	—
Collateral for Securities Loaned	287,558	—	—	—	287,558	—
Total	7,209,638	—	—	—	7,209,638	—

US Multi-Factor Minimum Volatility ETF
Common Stocks	6,835,167	—	—	—	6,835,167	—
Collateral for Securities Loaned	113,509	—	—	—	113,509	—
Total	6,948,676	—	—	—	6,948,676	—

US 500 Enhanced Volatility Wtd ETF
Common Stocks	824,346,380	—	—	—	824,346,380	—
Investment Companies	2,169,786	—	—	—	2,169,786	—
Collateral for Securities Loaned	32,158,559	—	—	—	32,158,559	—
Futures Contracts	—	(72,223)	—	—	—	(72,223)
Total	858,674,725	(72,223)	—	—	858,674,725	(72,223)

US EQ Income Enhanced Volatility Wtd ETF
Common Stocks	752,349,132	—	—	—	752,349,132	—
Investment Companies	2,997,470	—	—	—	2,997,470	—
Collateral for Securities Loaned	35,952,713	—	—	—	35,952,713	—
Futures Contracts	—	(108,611)	—	—	—	(108,611)
Total	791,299,315	(108,611)	—	—	791,299,315	(108,611)

US Discovery Enhanced Volatility Wtd ETF
Common Stocks	94,837,674	—	—	—	94,837,674	—
Investment Companies	214,518	—	—	—	214,518	—
Collateral for Securities Loaned	9,970,863	—	—	—	9,970,863	—
Futures Contracts	—	(6,950)	—	—	—	(6,950)
Total	105,023,055	(6,950)	—	—	105,023,055	(6,950)

Notes to Schedules of Investments - continued
Victory Portfolios II	March 31, 2018
(Unaudited)

Developed Enhanced Volatility Wtd ETF
Common Stocks	$171,870,829	$—	$563	$—	$171,871,392	$—
Investment Companies	441,827	—	—	—	441,827	—
Collateral for Securities Loaned	4,900,262	—	—	—	4,900,262	—
Futures Contracts	—	396	—	—	—	396
Total	177,212,918	396	563	—	177,213,481	396

The following are transfers between Level 1 and Level 2 and Level 1 and Level 3 as of March 31, 2018:

	Transfers from Level 1 to Level 2	Transfers from Level 2 to Level 1	Transfers from Level 3 to Level 1
Emerging Market Volatility Wtd ETF
Common Stocks	$—	$25,546	$15,288

Investment Companies:

The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

Open-end funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

Foreign Currency Contracts:

The Developed Enhanced Volatility Wtd ETF, International Volatility Wtd ETF, Emerging Market Volatility Wtd ETF and International High Div Volatility Wtd ETF may enter into foreign exchange currency contracts to convert U.S. dollars to and from various foreign currencies. A foreign exchange currency contract is an obligation by a Fund to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Funds do not engage in “cross-currency” foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Funds’ foreign exchange currency contracts might be considered spot contracts (typically a contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. The Developed Enhanced Volatility Wtd ETF, International Volatility Wtd ETF, Emerging Market Volatility Wtd ETF and International High Div Volatility Wtd ETF enter into foreign exchange currency contracts solely for spot or forward hedging purposes, and not for speculative purposes (i.e., the Funds do not enter into such contracts solely for the purpose of earning foreign currency gains). Each foreign exchange currency contract is adjusted daily by the prevailing spot or

Notes to Schedules of Investments - continued
Victory Portfolios II	March 31, 2018
(Unaudited)

forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Fund records realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed. A Fund could be exposed to risk if a counterparty is unable to meet the terms of a foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of foreign exchange currency contracts does not eliminate fluctuations in the underlying prices of the securities. As of March 31, 2018, the Funds had no open forward foreign exchange currency contracts.

Futures Contracts:

The Funds may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. A Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and require the Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of a Fund’s futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting a Fund’s ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.

Options Transactions:

The Funds may purchase or sell options to aid in hedging against equity price risk incurred in the normal course of pursuing its investment objective. When a Fund writes a call option, an amount equal to the premium received is included as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As a writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon

Notes to Schedules of Investments - continued
Victory Portfolios II	March 31, 2018
(Unaudited)

exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange-traded.

Investment Transactions:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period.

Securities Lending:

The Trust has entered into a Master Securities Lending Agreement (“MSLA”) with Citibank N.A. (“Citibank” or the “Agent”). Under the terms of the MSLA, the Funds may lend securities to certain broker-dealers and banks in exchange for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked to market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are adjusted the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral.  Non-cash collateral can include U.S. Government Securities, letters of credit and certificates of deposit.  The cash collateral is invested in short-term instruments or cash equivalents as noted in the Funds’ Schedules of Portfolio Investments. The Trust does not have effective control of the non-cash collateral and therefore it is not disclosed in the Funds’ Schedules of Portfolio Investments. The Funds continue to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral. The Funds pay various fees in connection with the investment of cash collateral. The Funds pay the Agent fees based on the investment income received from securities lending activities. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them.

Securities lending transactions are entered into by a Fund under the MSLA, which permits the Fund, under certain circumstances such as an event of default, to offset amounts payable by the Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Fund.

The following table is a summary of the Funds’ securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity, which are subject to offset under the MSLA as of March 31, 2018:

Notes to Schedules of Investments - continued
Victory Portfolios II	March 31, 2018
(Unaudited)

	Gross
	Amount of
	Recognized	Value of	Value of
	Assets	Cash	Non-cash
	(Value of	Collateral	Collateral
Fund	Securities on Loan)	Received	Received	Net Amount
US 500 Volatility Wtd ETF	$18,312,084	$18,463,917	$—	$151,833
US Small Cap Volatility Wtd ETF	2,941,013	3,015,103	—	74,090
International Volatility Wtd ETF	468,704	458,821	34,039	24,156
Emerging Market Volatility Wtd ETF	270,685	242,613	45,481	17,409
US Large Cap High Div Volatility Wtd ETF	5,804,897	5,900,478	—	95,581
US Small Cap High Div Volatility Wtd ETF	5,667,455	5,821,658	—	154,203
International High Div Volatility Wtd ETF	911,724	947,926	—	36,202
Emerging Market High Div Volatility Wtd ETF	272,519	221,242	66,423	15,146
Dividend Accelerator ETF	281,740	287,558	—	5,818
US Multi-Factor Minimum Volatility ETF	111,510	113,509	—	1,999
US 500 Enhanced Volatility Wtd ETF	31,724,220	32,158,559	—	434,339
US EQ Income Enhanced Volatility Wtd ETF	35,386,968	35,952,713	—	565,745
US Discovery Enhanced Volatility Wtd ETF	9,753,250	9,970,863	—	217,613
Developed Enhanced Volatility Wtd ETF	4,902,584	4,900,262	250,971	248,649

Foreign Currency Translations:

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of a Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions.

2. Risks:

The Funds may be subject to other risks in addition to these identified risks.

An investment in the Funds’ shares represents an indirect investment in the securities owned by the Funds, some of which will be traded on a national securities exchange or in the over-the-counter markets.  The value of the securities in which the Funds invest, like other market investments, may move up or down, sometimes rapidly and unpredictably. The value of the securities in which the Funds invest may affect the value of the Funds’ shares.  An investment in the Funds’ shares at any point in time may be worth less than the original investment, even after taking into account the reinvestment of the Funds’ distributions.

The Developed Enhanced Volatility Wtd ETF, International Volatility Wtd ETF, Emerging Market Volatility Wtd ETF, and International High Div Volatility Wtd ETF invest in securities of foreign issuers in various countries. Investing on an international basis involves certain risks not involved in domestic investments including the risk of nationalization or expropriation of assets, imposition of currency exchange controls or

Notes to Schedules of Investments - continued
Victory Portfolios II	March 31, 2018
(Unaudited)

restrictions on the repatriation of foreign currency, confiscatory taxation, political or financial instability and diplomatic developments, which could affect the value of a Fund’s investments in certain foreign countries. Governments of many countries have exercised and continue to exercise substantial influence over many aspects of the private sector through the ownership or control of many companies, including some of the largest in these countries. As a result, government actions in the future could have a significant effect on economic conditions which may adversely affect prices of certain portfolio securities. There is also generally less government supervision and regulation of stock exchanges, brokers and listed companies than in the U.S. Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign withholding taxes, and special U.S. tax considerations may apply. Moreover, foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital re-investment, resource self-sufficiency and balance of payments position. The Schedule of Portfolio Investments includes information on each Fund’s holdings, including industry and/or geographic composition, as relevant.

The Funds will be subject to credit risk with respect to the amount each expects to receive from counterparties for financial instruments entered into by the Funds. The Funds may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Funds may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Funds may obtain only limited recovery or may obtain no recovery in such circumstances. The Funds typically enter into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization or, if unrated, judged by the Adviser to be of comparable quality.

3. Recent Accounting Pronouncements:

In October 2016, the Securities and Exchange Commission (“SEC”) released its Final Rules on Investment Company Reporting Modernization (the “Rules”). The Rules introduce two new regulatory reporting forms for investment companies — Form N-PORT and Form N-CEN — and also contain amendments to Regulation S-X which require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The amendments to Regulation S-X became effective for filings made with the SEC after August 1, 2017. The Fund’s adoption of these amendments, effective with the Schedules of Portfolio Investments prepared as of March 31, 2018, required additional disclosures reflected herein, but had no effect on the Funds’ net assets or results of operations.

In March 2017, the FASB issued Accounting Standards Update No. 2017-08 “Premium Amortization on Purchased Callable Debt Securities” (“ASU 2017-08”), which shortens the premium amortization period for purchased non-contingently callable debt securities. ASU 2017-08 specifies that the premium amortization period ends at the earliest call date, for purchased non-contingently callable debt securities. ASU 2017-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management is currently evaluating the implications of ASU 2017-08 and its impact on the Schedules of Portfolio Investments and related disclosures has not yet been determined.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Victory Portfolio II

By (Signature and Title)	/s/ Allan Shaer
Allan Shaer, Principal Financial Officer

Date	May 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher K. Dyer
Christopher K. Dyer, Principal Executive Officer

Date	May 29, 2018

By (Signature and Title)	/s/ Allan Shaer
Allan Shaer, Principal Financial Officer

Date	May 29, 2018